     As filed with the Securities and Exchange Commission on August 13, 1999
                                                              File No. 333-19583
                                                              File No. 811-08015


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [X]
                                    Post-Effective Amendment No.  4         [ ]
                                                                 ---

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [X]
                              Amendment No. 6

                      NATIONAL VARIABLE ANNUITY ACCOUNT II
                           (Exact Name of Registrant)

                         NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               National Life Drive
                            Montpelier, Vermont 05604
              (Address of Depositor's Principal Executive Offices)

                 Depositor's Telephone Number: (800) 537-7003

                             D. Russell Morgan, Esq.
                                     Counsel
                         National Life Insurance Company
                               National Life Drive
                            Montpelier, Vermont 05604


               (Name and Address of Agent for Service of Process)

                                    Copy to:


                            Stephen E. Roth, Esquire
                          Sutherland Asbill & Brennan, LLP
                    1275 Pennsylvania Avenue, N.W.
                           Washington, D.C. 20004-2404



       It is proposed that this filing will become effective:
          immediately upon filing pursuant to paragraph (b) of Rule 485
------
          on May 1, 1999 pursuant to paragraph (b) of Rule 485
------
  X       60 days after filing pursuant to paragraph (a) of Rule 485
------
          on ___________ pursuant to paragraph (a) of Rule 485
------

                            ---------------------

                              CROSS REFERENCE SHEET
                       Pursuant to Rules 481(a) and 495(a)


Showing location in Part A (prospectus) and Part B (statement of additional information) of registration statement of information required by Form N-4


PART A

ITEM OF FORM N-4                     PROSPECTUS CAPTION

1.  Cover Page ..................... Cover Page

2.  Definitions .................... Definitions

3.  Synopsis ....................... Expense Tables;
                                     Introduction

4.  Condensed Financial
      Information .................. Advertising

5.  General

     (a)  Depositor ................ National Life Insurance
                                     Company
     (b)  Registrant ............... The Variable Account
     (c)  Portfolio Company ........ Underlying Fund Options
     (d)  Fund Prospectus .......... Underlying Fund Options
     (e)  Voting Rights ............ Voting Rights
     (f)  Administrators ........... N/A

6.  Deductions and Expenses

     (a)  General .................. Charges and Deductions;
                                     Introduction
     (b)  Sales Load ............... Charges and Deductions;
                                     Introduction
     (c)  Special Purchase Plan .... N/A
     (d)  Commissions .............. Distribution of the
                                     Contracts
     (e)  Expenses - Registrant .... Charges and Deductions;
                                     Introduction

     (f)  Fund Expenses ............ Charges and Deductions
     (g)  Organizational Expenses .. N/A


7.  Contracts

     (a)  Persons with Rights ...... Introduction; Changes to
                                     Variable Account;
                                     Detailed Description of
                                     Contract Provisions;
                                     Contract Rights; Optional
                                     Benefits; Voting Rights
     (b)  (i)  Allocation of
               Purchase Payments ... Introduction; Premium
                                     Payments; Free-Look
         (ii)  Transfers ........... Introduction; Transfers
        (iii)  Exchanges ........... Transfers; Assignments

     (c)  Changes .................. Detailed Description of
                                     Contract; Changes to
                                     Variable Account
     (d)  Inquiries ................ Cover page; Owner
                                     Inquiries

8.  Annuity Period ................. Annuity Payment Options

9.  Death Benefit .................. Death of Owner; Death of
                                     Annuitant Prior to the
                                     Annuitization Date

10. Purchases and Contract Value

     (a)  Purchases ................ Introduction; Issuance of
                                     a Contract; Premium
                                     Payments; Free Look;
                                     Transfers
     (b)  Valuation ................ Definitions; Value of a
                                     Variable Account
                                     Accumulation Unit
     (c)  Daily Calculation ........ Definitions; Value of a
                                     Variable Account
                                     Accumulation Unit
     (d)  Underwriter .............. Distribution of the
                                     Contracts

11. Redemptions

     (a)  - By Owners .............. Transfers; Surrender;
                                     Withdrawals; Payments;
                                     Annuity Payment Options;
                                     Federal Income Tax
                                     Considerations
          - By Annuitant ........... Transfers; Surrender;
                                     Withdrawals; Payments;
                                     Annuity Payment Options;
                                     Federal Income Tax
                                     Considerations
     (b)  Texas ORP ................ N/A
     (c)  Check Delay .............. N/A
     (d)  Lapse .................... N/A
     (e)  Free Look ................ Premium Payments; Free
                                     Look

12. Taxes .......................... Introduction; Required
                                     Distributions for Tax
                                     Sheltered Annuities;
                                     Required Distributions
                                     for Individual Retirement
                                     Annuities; Generation-
                                     Skipping Transfers; Loan
                                     Privilege-Tax Sheltered
                                     Annuities; Surrenders and
                                     Withdrawals under a Tax
                                     Sheltered Annuity
                                     Contact; Federal Income
                                     Tax Considerations.

13. Legal Proceedings .............. Legal Proceedings

14. Table of Contents for the
     Statement of Additional
     Information ................... Table of Contents of
                                     Statement of Additional
                                     Information

                                     PART A


                                   PROSPECTUS

                       Sentinel Advantage Variable Annuity

                               P R O S P E C T U S

                        Dated  ________________, 1999

       National Life Insurance Company - Home 0ffice: National Life Drive,
                          Montpelier, Vermont 05604 -
                                 1-800-537-7003

        The Sentinel Advantage Contracts described in this prospectus are individual flexible premium variable annuity contracts supported by National Variable Annuity Account II (the "Variable Account"), a separate account of National Life Insurance Company ("National Life, "we, "our, or "us"). We allocate net Premium Payments to either the Fixed Account or to the Variable Account. The Variable Account is divided into 27 Subaccounts. Each Subaccount invests in shares of a corresponding underlying Fund option (each a "Fund") described below:

Funds                                        Investment Advisor
ALGER AMERICAN FUND
Alger American Small
  Capitalization Portfolio                   Fred Alger Management, Inc.
Alger American Growth Portfolio              Fred Alger Management, Inc.

VARIABLE INSURANCE PRODUCTS FUND
Equity-Income Portfolio                      Fidelity Investments
Growth Portfolio                             Fidelity Investments
High Income Portfolio                        Fidelity Investments
Overseas Portfolio                           Fidelity Investments


VARIABLE INSURANCE PRODUCTS FUND II
Index 500 Portfolio                          Fidelity Investments
Contrafund Portfolio                         Fidelity Investments

THE MARKET STREET FUND
Growth Portfolio                             Sentinel Advisors Company
Sentinel Growth Portfolio                    Sentinel Advisors Company
Aggressive Growth Portfolio                  Sentinel Advisors Company
Bond Portfolio                               Sentinel Advisors Company
Managed Portfolio                            Sentinel Advisors Company
Money Market Portfolio                       Sentinel Advisors Company
International Portfolio                      Boston Company Asset
                                              Management Inc.

J.P. MORGAN SERIES TRUST II
International Opportunities Portfolio        J.P. Morgan Asset
Small Company Portfolio                       Management, Inc.

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund                   Strong Capital Management, Inc.

STRONG OPPORTUNITY FUND II, INC.             Strong Capital Management, Inc.

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund                          Van Eck Associates Corporation

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Value Portfolio                           American Century Investment
                                              Management, Inc.

VP Income & Growth Portfolio                 American Century Investment
                                              Management, Inc.


GOLDMAN SACHS VARIABLE INSURANCE TRUST
International Equity                         Goldman Sachs Asset
                                              Management International
Global Income                                Goldman Sachs Asset
                                              Management International

CORE Small Cap Equity                        Goldman Sachs Asset Mgmt.
Mid Cap Value                                Goldman Sachs Asset Mgmt.


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Partners Portfolio                           Neuberger Berman
                                              Management Incorporated

      This Prospectus provides you with the basic information you should know before investing. You should read it and keep it for future reference. A Statement of Additional Information dated _____, 1999 containing further information about the Contracts and the Variable Account is filed with the Securities and Exchange Commission. You can obtain a copy without charge from National Life Insurance Company by calling 1-800-537-7003, or writing to National Life at the address above. You may also obtain prospectuses for each of the underlying Fund options identified above without charge by calling or writing to the same telephone number or address.

      This Prospectus must be accompanied by current prospectuses or profiles for the Funds.

      Investments in these contracts are not deposits or obligations of, and are not guaranteed or endorsed by, the adviser of any of the underlying funds identified above, the U.S. government, or any bank or bank affiliate. Investments are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency.

      It may not be a good decision to purchase a Contract as a replacement for another type of variable annuity if you already own another flexible premium deferred variable annuity.

      The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of the Prospectus. Any representation to the contrary is a criminal offense.


      The Statement of Additional Information, dated _____, 1999, is incorporated herein by reference. The Table of Contents for the Statement of Additional Information appears on page __ of the Prospectus.

                                TABLE OF CONTENTS

                                                                                      Page
                                                                                      ----
  SUMMARY..............................................................................1
  SUMMARY OF CONTRACT EXPENSES.........................................................4
  UNDERLYING FUND ANNUAL EXPENSES......................................................5
  ACCUMULATION UNIT VALUES.............................................................8
  NATIONAL LIFE INSURANCE COMPANY, THE VARIABLE ACCOUNT, AND
       THE FUNDS.......................................................................9
         National Life Insurance Company...............................................9
         The Variable Account..........................................................9
         Underlying Fund Options.......................................................9
DETAILED DESCRIPTION OF CONTRACT PROVISIONS............................................14
         Issuance of the Contract......................................................14
         Premium Payments..............................................................15
                 The Initial Premium Payment...........................................15
                 Subsequent Premium Payments...........................................15
                 Allocation of Net Premium Payments....................................15
         Transfers.....................................................................16
         Value of a Variable Account Accumulation Unit.................................16
                 Net Investment Factor.................................................16
         Determining the Contract Value................................................17
         Annuitization.................................................................17
                 Maturity Date.........................................................17
                 Election of Payment Options...........................................17
                 Frequency and Amount of Annuity Payments..............................17
         Annuitization - Variable Account..............................................18
                 Value of an Annuity Unit..............................................18
                 Assumed Investment Rate...............................................18
         Annuitization - Fixed Account.................................................18
         Annuity Payment Options.......................................................19
         Death of Owner................................................................19
         Death of Annuitant Prior to the Annuitization Date............................20
         Generation-Skipping Transfers.................................................20
         Ownership Provisions..........................................................20
CHARGES AND DEDUCTIONS.................................................................21
         Deductions from the Variable Account..........................................22
         Contingent Deferred Sales Charge..............................................22
         Annual Contract Fee...........................................................23
         Transfer Charge...............................................................23
         Premium Taxes.................................................................24
         Charge for Optional Enhanced Death Benefit Rider..............................24
         Other Charges.................................................................24
CONTRACT RIGHTS AND PRIVILEGES.........................................................24
         Free Look.....................................................................24
         Loan Privilege -Tax Sheltered Annuities.......................................25
         Surrender and Withdrawal......................................................26
         Payments......................................................................27
         Surrenders and Withdrawals Under a Tax-Sheltered Annuity Contract.............28
         Telephone Transaction Privilege...............................................28
         Available Automated Fund Management Features..................................29
                  Dollar Cost Averaging................................................29
                  Portfolio Rebalancing................................................29
                  Systematic Withdrawals...............................................30
         Contract Rights Under Certain Plans...........................................30


                                                                                      Page
THE FIXED ACCOUNT......................................................................31
         Minimum Guaranteed and Current Interest Rates.................................31
         Enhanced Fixed Account........................................................31
OPTIONAL ENHANCED DEATH BENEFIT RIDER..................................................33
FEDERAL INCOME TAX CONSIDERATIONS......................................................33
         Taxation of Non-Qualified Contracts...........................................33
         Taxation of Qualified Contracts...............................................35
         Possible Tax Law Changes......................................................36
GENDER NEUTRALITY......................................................................36
VOTING RIGHTS..........................................................................37
CHANGES TO VARIABLE ACCOUNT............................................................37
ADVERTISING............................................................................37
         Yield.........................................................................37
         Performance...................................................................38
DISTRIBUTION OF THE CONTRACTS..........................................................45
INSURANCE MARKETPLACE STANDARDS ASSOCIATION............................................46
FINANCIAL STATEMENTS...................................................................46
STATEMENTS AND REPORTS.................................................................46
PREPARING FOR YEAR 2000................................................................46
OWNER INQUIRIES........................................................................47
LEGAL PROCEEDINGS......................................................................47
GLOSSARY...............................................................................48
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION...............................51

                                    SUMMARY

      This summary provides a brief description of some of the features and charges of the Contract. You will find more detailed information in the rest of this Prospectus, the Statement of Additional Information and the Contract. Please keep the Contract and its riders or endorsements, if any, together with the application. Together they are the entire agreement between you and us.

HOW DO I PURCHASE A CONTRACT?

      Generally, you may purchase a Contract if you are age 85 and younger. See "Issuance of a Contract," page 14. The initial Premium Payment must be at least $5,000 for Non-Qualified Contracts, and at least $1500 for Qualified Contracts. We may at our discretion permit initial Premium Payments lower than these minimums.

CAN I MAKE ADDITIONAL PREMIUM PAYMENTS?

      You may make additional Premium Payments at any time (except for Contracts purchased in Oregon - see page 15), but must be at least $100 ($50 for IRA's). We may accept lower Premium Payments at our discretion if the Premium Payments are remitted electronically. The total of all Premium Payments under Contracts issued on the life of any one Owner (or Annuitant if the owner is not a natural person) may not exceed $1,000,000 without our prior consent (see "Premium Payments," page 15).

HOW DOES THE "FREE LOOK" RIGHT TO EXAMINE THE CONTRACT WORK?

      To be sure that you are satisfied with the Contract, you have a ten day free look right to examine the Contract. Some states may require a longer period. Within ten days of the day you receive the Contract, you may return the Contract to our Home Office at the address shown on the cover page of this Prospectus. When we receive the Contract, we will void the Contract and refund the Contract Value plus any charges assessed when the Contract was issued, unless otherwise required by state and/or federal law.


      Currently, in the case of IRA's and Contracts issued in states that require the return of Premium Payments, we will refund the greater of: (i) Premium Payments or (ii) Contract Value plus any amount deducted for state premium taxes. In these cases, we may require that all Contract Value allocated to the Variable Account initially be held in the Market Street Money Market Subaccount (see "Free Look," page 24). At the end of the free look period, we will allocate Contract Value among the Subaccounts based on the allocation percentages you specify in the application. For this purpose, we assume the free look period ends 20 days after the date the Contract is issued. However, effective October 1, 1999, or the date the applicable state approves this change, if later, we will no longer temporarily allocate all Contract Value in the Variable Account to the Money Market Subaccount in these cases. During the free look period, Net Premium Payments will be directly allocated to the Subaccounts as you designated. When this change is effective, we will refund only the Premium Payments.


WHAT IS THE PURPOSE OF THE VARIABLE ACCOUNT?

      The Variable Account is a separate investment account that consists of 27 Subaccounts. Amounts in the Variable Account will vary according to the investment performance of the Fund(s) in which your elected Subaccounts are invested. You may allocate Net Premium Payments among the Fixed Account and the 27 Subaccounts of the Variable Account. The assets of each Subaccount are invested in the corresponding portfolios of the Funds that are listed on the cover page of this Prospectus (see "The Variable Account" and "Underlying Fund Options," pages 9-14).

      We cannot give any assurance that any Subaccount will achieve its investment objectives. You bear the entire investment risk on the value of your Contract which you allocate to the Variable Account. The value your Contract may be more or less than the premiums paid.

HOW DOES THE FIXED ACCOUNT WORK?


      You may allocate all or part of your Net Premium Payments or make transfers from the Variable Account to the Fixed Account. Contract Value held in the Fixed Account will earn an effective annual interest rate of at least 3.0% (see "The Fixed Account", page 31).


WHEN WILL I RECEIVE PAYMENTS?

      After the Contract Value is transferred to a payment option, we will pay proceeds according to the Annuity Payment Option you select. If the Contract Value at the Annuitization Date is less than $3,500, the Contract Value may be distributed in one lump sum instead of annuity payments. If any annuity payment would be less than $100, we have the right to change the frequency of payments to intervals that will result in payments of at least $100. In no event will annuity payments be less frequent than annually (see "Annuitization - Frequency and Amount of Annuity Payments," page 17).

WHAT HAPPENS IF THE OWNER DIES BEFORE ANNUITIZATION?


      If (1) any Owner dies before the Contract Value is transferred to a payment option ("Annuitization"); (2) the Enhanced Death Benefit Rider is not elected; and (3) the Owner has not reached age 81, we will pay the Beneficiary the greater of (a) the Contract Value, or (b) the Net Premium Payments made to the Contract (less all withdrawals, and less all outstanding loans and accrued interest). The amount paid will be reduced by premium tax charges, if any. For more information, see "Death of Owner," page 19.


WHAT HAPPENS IF THE ANNUITANT DIES BEFORE ANNUITIZATION?

      If the Annuitant (who is not an Owner) dies before the Contract Value is transferred to a payment option, we will pay the Beneficiary a Death Benefit equal to the Cash Surrender Value, unless the Owner selects another available option (see "Death of Annuitant Prior to the Annuitization Date," page 20).

CAN I MAKE A WITHDRAWAL FROM MY CONTRACT?


      You may withdraw part or all of the Cash Surrender Value at any time before the Contract is Annuitized (see "Surrender and Withdrawal," page 26). A Withdrawal or a surrender may result in federal income tax, including a federal penalty tax (see "Federal Income Tax Considerations," page 33).


WHAT CHARGES WILL I PAY?

      Contingent Deferred Sales Charge: We do not deduct a sales charge from Premium Payments. However, if you surrender the Contract or make a Withdrawal, we will generally deduct from the Contract Value a Contingent Deferred Sales Charge not to exceed 7% of the lesser of the total of all Net Premium Payments made within 84 months prior to the date of the request to surrender or the amount surrendered (see "Contingent Deferred Sales Charge," page 22).

      Annual Contract Fee: We deduct an Annual Contract Fee of $30.00 payable on the Date of Issue and at each Contract Anniversary thereafter as long as the Contract Value is less than $50,000 (see "Annual Contract Fee," page 23).

      Administration Charge: We also deduct an Administration Charge each day at an annual rate of 0.15% from the assets of the Variable Account (see "Deductions from the Variable Account," page 22).

      Mortality and Expense Risk Charge: We deduct a mortality and expense risk charge each day from the assets of the Variable Account at an annual rate of 1.25% (see "Deductions from the Variable Account," page 22).

      Charge for Optional Enhanced Death Benefit Rider: If elected, we deduct an annual charge of 0.20% of the Contract Value for this option (see "Charge for Optional Enhanced Death Benefit Rider," page 24).

      Premium Taxes: If a governmental entity imposes premium taxes, we will make a deduction for premium taxes in a corresponding amount. Certain states impose a premium tax. Premium taxes may range up to 3.5% (see "Premium Taxes," page 24).

      Investment Management Fees: Charges for investment management services and operating expenses are deducted daily from each portfolio of each Fund (see "Underlying Fund Annual Expenses," page 5, and the accompanying Fund prospectuses).

ARE THERE ANY OTHER CONTRACT PROVISIONS?

      For information concerning other important Contract provisions, see "Contract Rights and Privileges," page 24, and the remainder of this Prospectus.

HOW WILL THE CONTRACT BE TAXED?


      For a brief discussion of our current understanding of the federal tax laws concerning us and the Contract, see "Federal Income Tax Considerations," page 33.


WHAT IF I HAVE QUESTIONS?

      We will be happy to answer your questions about the Contract or our procedures. Call or write to us at the phone number or address on the cover page. All inquiries should include the Contract number and the names of the Owner and the Annuitant.

      If you have questions concerning your investment strategies, please contact your registered representative.

                          SUMMARY OF CONTRACT EXPENSES

TRANSACTION EXPENSES

Sales Load Imposed on Purchases...................................................................None
Premium Taxes  ...................................................................................See below(1)
Contingent Deferred Sales Charge  (as a percentage of Net Premium Payments surrendered or withdrawn)(2)
        Number of Completed Years from Date of Premium Payment
                      0...........................................................................7%
                      1...........................................................................6%
                      2...........................................................................5%
                      3...........................................................................4%
                      4...........................................................................3%
                      5...........................................................................2%
                      6...........................................................................1%
                      7...........................................................................0%


VARIABLE ACCOUNT ANNUAL EXPENSES (DEDUCTED DAILY AS A PERCENTAGE OF VARIABLE ACCOUNT CONTRACT VALUE)
Mortality and Expense Risk Charge.................................................................1.25%
Administration Charge.............................................................................0.15%
                                                                                                 -------
Total Basic Variable Account Annual Percentage Expenses...........................................1.40%

ANNUAL CONTRACT FEE(3)............................................................................ $30

CHARGE FOR OPTIONAL ENHANCED DEATH BENEFIT RIDER(4)...............................................0.20%


(1) States may assess premium taxes on premiums paid under the Contract. Where National Life is required to pay this premium tax when a Premium Payment is made, it may deduct an amount equal to the amount of premium tax paid from the Premium Payment. National Life currently intends to make this deduction from Premium Payments only in South Dakota. In the remaining states which assess premium taxes, a deduction will be made only upon Annuitization, death of the Owner, or surrender. See "Premium Taxes", page 24.

(2) Each Contract Year, the Owner may withdraw without a Contingent Deferred Sales Charge (CDSC) an amount equal to 15% of the Contract Value as of the most recent Contract Anniversary. In addition, any amount withdrawn in order for the Contract to meet minimum Distribution requirements under the Code shall be free of CDSC. Withdrawals may be restricted for Contracts issued pursuant to the terms of a Tax-Sheltered Annuity. This CDSC-free Withdrawal privilege does not apply in the case of full surrenders and is non-cumulative; that is, free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year; in addition, New Jersey and Washington do not permit this CDSC-free Withdrawal provision, in which case a different CDSC-free Withdrawal provision will apply (see "Contingent Deferred Sales Charge", page 22).

(3) The Annual Contract Fee is assessed only upon Contracts which as of the Date of Issue or applicable Contract Anniversary, have a Contract Value of less than $50,000 and is not assessed on Contract Anniversaries after the Annuitization Date.


(4) This charge, which applies to the Contract Value, is assessed only if the Owner has elected the Enhanced Death Benefit Rider. See "Optional Enhanced Death Benefit Rider", page 33.

UNDERLYING FUND ANNUAL EXPENSES(5)(AS A PERCENTAGE OF UNDERLYING FUND AVERAGE NET ASSETS)


                                                       Management               Other          Total Mutual
                                                          Fees,               Expenses,       Fund Expenses,
                                                      after expense         after expense     after expense
                                                      reimbursement         reimbursement     reimbursement
                                                      -------------         -------------     -------------
Alger American Small Capitalization Portfolio             0.85%                 0.04%             0.89%
Alger American Growth Portfolio                           0.75%                 0.04%             0.79%
Fidelity VIP Fund-Equity Income Portfolio                 0.49%                 0.08%             0.57%
Fidelity VIP Fund-Growth Portfolio                        0.59%                 0.07%             0.66%
Fidelity VIP Fund-High Income Portfolio                   0.58%                 0.12%             0.70%
Fidelity VIP Fund-Overseas Portfolio                      0.74%                 0.15%             0.89%
Fidelity VIP Fund II-Index 500 Portfolio                  0.24%                 0.04%             0.28%
Fidelity VIP Fund II-Contrafund Portfolio                 0.59%                 0.07%             0.66%
Market Street Growth Portfolio                            0.32%                 0.14%             0.46%
Market Street Sentinel Growth Portfolio                   0.50%                 0.32%             0.82%
Market Street Aggressive Growth Portfolio                 0.41%                 0.20%             0.61%
Market Street Managed Portfolio                           0.40%                 0.17%             0.57%
Market Street Bond Portfolio                              0.35%                 0.18%             0.53%
Market Street International Portfolio                     0.75%                 0.25%             1.00%
Market Street Money Market Portfolio                      0.25%                 0.15%             0.40%
Strong Opportunity Fund II, Inc.                          1.00%                 0.20%             1.20%
Strong Mid Cap Growth Fund                                1.00%                 0.20%             1.20%
Van Eck Worldwide Bond Fund                               1.00%                 0.15%             1.15%
American Century VP Value                                 1.00%                 0.00%             1.00%
American Century VP Income & Growth                       0.70%                 0.00%             0.70%
Goldman Sachs International Equity                        1.00%                 0.25%             1.25%
Goldman Sachs Global Income                               0.90%                 0.15%             1.05%
Goldman Sachs CORE Small Cap Equity                       0.75%                 0.15%             0.90%
Goldman Sachs Mid Cap Value                               0.80%                 0.15%             0.95%
J.P. Morgan International Opportunities                   0.60%                 0.60%             1.20%
J.P. Morgan Small Company                                 0.60%                 0.55%             1.15%
Neuberger Berman Partners                                 0.78%                 0.06%             0.84%

(5) The Fund expenses shown above are assessed at the underlying Fund level and are not direct charges against Variable Account assets or reductions from Contract Values. These underlying Fund expenses are taken into consideration in computing each underlying Fund's net asset value, which is the share price used to calculate the unit values of the Variable Account. The management fees and other expenses are more fully described in the prospectuses for each individual underlying Fund. The information relating to the underlying Fund expenses was provided by the underlying Fund and was not independently verified by National Life. In the absence of any voluntary fee waivers or expense reimbursements, the Management Fees, Other Expenses, and Total Expenses of the Funds listed below would have been as follows:


                                                          Management            Other             Total Mutual
                                                          Fees                  Expenses          Fund Expenses
                                                          ----                  --------          -------------
Fidelity VIP Fund-Equity Income Portfolio                 0.49%                 0.09%             0.58%
Fidelity VIP Fund-Growth Portfolio                        0.59%                 0.09%             0.68%
Fidelity VIP Fund-Overseas Portfolio                      0.74%                 0.17%             0.91%
Fidelity VIP Fund II-Index 500 Portfolio                  0.24%                 0.11%             0.35%
Fidelity VIP Fund II-Contrafund Portfolio                 0.59%                 0.11%             0.70%
Market Street Growth Portfolio                            0.32%                 0.15%             0.47%
Market Street Sentinel Growth Portfolio                   0.50%                 0.33%             0.83%
Market Street Aggressive Growth Portfolio                 0.41%                 0.21%             0.62%
Market Street Managed Portfolio                           0.40%                 0.18%             0.58%
Market Street Bond Portfolio                              0.35%                 0.20%             0.55%
Market Street Money Market Portfolio                      0.25%                 0.17%             0.42%
Strong Mid Cap Growth Fund                                1.00%                 0.60%             1.60%
Goldman Sachs International Equity                        1.00%                 1.97%             2.97%
Goldman Sachs Global Income                               0.90%                 2.40%             3.30%
Goldman Sachs CORE Small Cap Equity                       0.75%                 3.17%             3.92%
Goldman Sachs Mid Cap Value                               0.80%                 0.57%             1.37%
J.P. Morgan International Opportunities                   0.60%                 2.66%             3.26%
J.P. Morgan Small Company                                 0.60%                 2.83%             3.43%

It is anticipated that these reimbursement arrangements will continue, but there are no legal obligations to continue these arrangements for any particular period of time; if they are terminated the affected Fund's expenses may increase.

EXAMPLE

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 investment and 5% annual return, and no election of the optional Enhanced Death Benefit Rider. THESE DOLLAR FIGURES ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN BELOW.

                                            If you surrender your             If you do not surrender
                                            Contract at the end of            your Contract at the end of
                                            the applicable time period.       the applicable time period.

Subaccount*                                 1 Yr.   3 Yrs.  5 Yrs.  10 Yrs.   1 Yr.   3 Yrs.  5 Yrs.  10 Yrs.
Alger American Small Capitalization         94      123     155     267       24      73      125     267
Alger American Growth                       93      120     150     257       23      70      120     257
Fidelity VIP Fund-Equity Income             91      113     139     234       21      63      109     234
Fidelity VIP Fund-Growth                    91      116     143     244       21      66      113     244
Fidelity VIP Fund-High Income               92      117     145     248       22      67      115     248
Fidelity VIP Fund-Overseas                  94      123     155     267       24      73      125     267
Fidelity VIP Fund II-Index 500              88      105     124     204       18      55      94      204
Fidelity VIP Fund II-Contrafund             91      116     143     244       21      66      113     244
Market Street Growth                        89      110     133     223       19      60      103     223
Market Street Sentinel Growth               93      121     151     260       23      71      121     260
Market Street Aggressive Growth             91      115     141     239       21      65      111     239
Market Street Managed                       91      113     139     234       21      63      109     234
Market Street Bond                          90      112     137     230       20      62      107     230
Market Street International                 95      126     160     278       25      76      130     278
Market Street Money Market                  89      108     130     217       19      58      100     217
Strong Opportunity Fund II, Inc.            97      132     170     298       27      82      140     298
Strong Mid Cap Growth Fund                  97      132     170     298       27      82      140     298
Van Eck Worldwide Bond Fund                 96      131     168     293       26      81      138     293
American Century VP Value                   95      126     160     278       25      76      130     278
American Century VP Income & Growth         92      117     145     248       22      67      115     248
Goldman Sachs International Equity          97      134     173     303       27      84      143     303
Goldman Sachs Global Income                 95      128     163     283       25      78      133     283
Goldman Sachs CORE Small Cap Equity         94      123     155     268       24      73      125     268
Goldman Sachs Mid Cap Value                 94      125     158     273       24      75      128     273
J.P. Morgan International Opportunities     97      132     170     298       27      82      140     298
J.P. Morgan Small Company                   96      131     168     293       26      81      138     293
Neuberger Berman Partners                   93      121     152     262       23      71      122     262

                                            If you annuitize your
                                            Contract at the end of
                                            the applicable time period.

Subaccount*                                 1 Yr.**    3 Yrs.   5 Yrs.  10 Yrs.
Alger American Small Capitalization         24         73       125     267
Alger American Growth                       23         70       120     257
Fidelity VIP Fund-Equity Income             21         63       109     234
Fidelity VIP Fund-Growth                    21         66       113     244
Fidelity VIP Fund-High Income               22         67       115     248
Fidelity VIP Fund-Overseas                  24         73       125     267
Fidelity VIP Fund II-Index 500              18         55       94      204
Fidelity VIP Fund II-Contrafund             21         66       113     244
Market Street Growth                        19         60       103     223
Market Street Sentinel Growth               23         71       121     260
Market Street Aggressive Growth             21         65       111     239
Market Street Managed                       21         63       109     234
Market Street Bond                          20         62       107     230
Market Street International                 25         76       130     278
Market Street Money Market                  19         58       100     217
Strong Opportunity Fund II, Inc.            27         82       140     298
Strong Mid Cap Growth Fund                  27         82       140     298
Van Eck Worldwide Bond Fund                 26         81       138     293
American Century VP Value                   25         76       130     278
American Century VP Income & Growth         22         67       115     248
Goldman Sachs International Equity          27         84       143     303
Goldman Sachs Global Income                 25         78       133     283
Goldman Sachs CORE Small Cap Equity         24         73       125     268
Goldman Sachs Mid Cap Value                 24         75       128     273
J.P. Morgan International Opportunities     27         82       140     298
J.P. Morgan Small Company                   26         81       138     293
Neuberger Berman Partners                   23         71       122     262

*For purposes of computing the Annual Contract Fee, the Annual Contract Fee has been converted into a per-dollar per-day charge. The per-dollar per-day charge has been calculated by taking the total Annual Contract Fees received during 1998 and dividing by the average assets in the Variable Account. This works out to 0.08% per annum. The Annual Contract Fee is waived for Contracts with Contract Values of $50,000 or more.

**The Contract may not be annuitized in the first two years from the Date of Issue.

For an Owner who has elected the Enhanced Death Benefit Rider (see "Optional Enhanced Death Benefit Rider", page 33), and again assuming a $1000 investment and 5% annual return, the chart below depicts the annual expenses that would be incurred under this Contract:


                                           If you surrender your               If you do not surrender
                                           Contract at the end of              your Contract at the end of
                                           the applicable time period.         the applicable time period.

Subaccount*                                1 Yr.   3 Yrs.   5 Yrs.  10 Yrs.    1 Yr.   3 Yrs.   5 Yrs.  10 Yrs.
Alger American Small Capitalization        96      129      165     287        26      79       135     287
Alger American Growth                      95      126      160     277        25      76       130     277
Fidelity VIP Fund-Equity Income            93      119      149     255        23      69       119     255
Fidelity VIP Fund-Growth                   93      122      153     264        23      72       123     264
Fidelity VIP Fund-High Income              94      123      155     268        24      73       125     268
Fidelity VIP Fund-Overseas                 96      129      165     287        26      79       135     287
Fidelity VIP Fund II-Index 500             90      111      134     225        20      61       104     225
Fidelity VIP Fund II-Contrafund            93      122      153     264        23      72       123     264
Market Street Growth                       91      116      143     244        21      66       113     244
Market Street Sentinel Growth              95      127      161     280        25      77       131     280
Market Street Aggressive Growth            93      121      151     259        23      71       121     259
Market Street Managed                      93      119      149     255        23      69       119     255
Market Street Bond                         92      118      147     251        22      68       117     251
Market Street International                97      132      170     298        27      82       140     298
Market Street Money Market                 91      114      140     238        21      64       110     238
Strong Opportunity Fund II, Inc.           99      138      180     317        29      88       150     317
Strong Mid Cap Growth Fund                 99      138      180     317        29      88       150     317
Van Eck Worldwide Bond Fund                98      137      178     312        28      87       148     312
American Century VP Value                  97      132      170     298        27      82       140     298
American Century VP Income & Growth        94      123      155     268        24      73       125     268
Goldman Sachs International Equity         99      140      183     322        29      90       153     322
Goldman Sachs Global Income                97      134      173     303        27      84       143     303
Goldman Sachs CORE Small Cap Equity        96      129      165     288        26      79       135     288
Goldman Sachs Mid Cap Equity               96      131      168     293        26      81       138     293
J.P. Morgan International Opportunities    99      138      180     317        29      88       150     317
J.P. Morgan Small Company                  98      137      178     312        28      87       148     312
Neuberger Berman Partners                  95      127      162     282        25      77       132     282


                                           If you annuitize your
                                           Contract at the end of
                                           the applicable time period.

Subaccount*                                1 Yr.**   3 Yrs.   5 Yrs.  10 Yrs.
Alger American Small Capitalization        26        79       135     287
Alger American Growth                      25        76       130     277
Fidelity VIP Fund-Equity Income            23        69       119     255
Fidelity VIP Fund-Growth                   23        72       123     264
Fidelity VIP Fund-High Income              24        73       125     268
Fidelity VIP Fund-Overseas                 26        79       135     287
Fidelity VIP Fund II-Index 500             20        61       104     225
Fidelity VIP Fund II-Contrafund            23        72       123     264
Market Street Growth                       21        66       113     244
Market Street Sentinel Growth              25        77       131     280
Market Street Aggressive Growth            23        71       121     259
Market Street Managed                      23        69       119     255
Market Street Bond                         22        68       117     251
Market Street International                27        82       140     298
Market Street Money Market                 21        64       110     238
Strong Opportunity Fund II, Inc.           29        88       150     317
Strong Mid Cap Growth Fund                 29        88       150     317
Van Eck Worldwide Bond Fund                28        87       148     312
American Century VP Value                  27        82       140     298
American Century VP Income & Growth        24        73       125     268
Goldman Sachs International Equity         29        90       153     322
Goldman Sachs Global Income                27        84       143     303
Goldman Sachs CORE Small Cap Equity        26        79       135     288
Goldman Sachs Mid Cap Equity               26        81       138     293
J.P. Morgan International Opportunities    29        88       150     317
J.P. Morgan Small Company                  28        87       148     312
Neuberger Berman Partners                  25        77       132     282

*For purposes of computing the Annual Contract Fee, the Annual Contract Fee has been converted into a per-dollar per-day charge. The per-dollar per-day charge has been calculated by taking the total Annual Contract Fees received during 1998 and dividing by the average assets in the Variable Account. This works out to 0.08% per annum. The Annual Contract Fee is waived for Contracts with Contract Values of $50,000 or more.

**The Contract may not be annuitized in the first two years from the Date of Issue.

      The purpose of the Summary of Contract Expenses and Example is to assist you in understanding the various costs and expenses that will be borne directly or indirectly when investing in the Contract. The expenses of the Variable Account as well as those of the underlying Funds are reflected in the Example. For more complete descriptions of the expenses of the Variable Account, see "Charges and Deductions", page 21. For more complete information regarding expenses paid out of the assets of the underlying Funds, see the underlying Fund prospectuses. Deductions for premium taxes may also apply but are not reflected in the Example shown above (see "Premium Taxes", page 24). Certain states impose a premium tax, currently ranging up to 3.5%.

                                     ACCUMULATION UNIT VALUES

        The following table sets forth, for each of the Subaccounts which began operations on June 20, 1997, the accumulation unit value at June 20, 1997 , the accumulation unit values at December 31, 1997 and 1998, and the number of accumulation units outstanding at December 31, 1998.

                                                                                                       Number of
                                         Accumulation        Accumulation        Accumulation          Accumulation Units
                                         Unit Value at       Unit Value at       Unit Value at         Outstanding at
Subaccount                               June 20, 1997       December 31, 1997   December 31, 1998     December 31, 1998
---------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization       $10.00                 11.00              12.53                 180,967.55
---------------------------------------------------------------------------------------------------------------------------
Alger American Growth                     $10.00                 10.65              15.55                 174,624.86
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Equity Income           $10.00                 10.84              11.93                 446,646.08
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Growth                  $10.00                 10.71              14.74                 128,908.47
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-High Income             $10.00                 10.83              10.22                 316,357.63
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Overseas                $10.00                  9.45              10.51                 137,169.62
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II-Index 500            $10.00                 10.88              13.77                 644,354.50
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II-Contrafund           $10.00                 10.95              14.04                 220,659.55
---------------------------------------------------------------------------------------------------------------------------
Market Street Growth                      $10.00                 10.68              11.96                 681,315.40
---------------------------------------------------------------------------------------------------------------------------
Market Street Sentinel Growth             $10.00                 11.16              12.71                 167,349.38
---------------------------------------------------------------------------------------------------------------------------
Market Street Aggressive Growth           $10.00                 10.74              11.43                  67,028.38
---------------------------------------------------------------------------------------------------------------------------
Market Street Managed                     $10.00                 10.64              11.80                 321,764.26
---------------------------------------------------------------------------------------------------------------------------
Market Street Bond                        $10.00                 10.42              11.12                 258,757.60
---------------------------------------------------------------------------------------------------------------------------
Market Street International               $10.00                  9.52              10.34                 117,450.09
---------------------------------------------------------------------------------------------------------------------------
Market Street Money Market                $10.00                 10.20              10.59                 464,682.04
---------------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.          $10.00                 11.16              12.50                 125,380.26
---------------------------------------------------------------------------------------------------------------------------
Strong Mid Cap Growth Fund                $10.00                 11.26              14.29                  79,046.28
---------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond                    $10.00                 10.25              11.39                   8,968.55
---------------------------------------------------------------------------------------------------------------------------

      The following table sets forth, for each of the Subaccounts which began operations on August 3, 1998, the accumulation unit value on August 3, 1998, the accumulation unit value on December 31, 1998, and the number of accumulation units outstanding on December 31, 1998



                                                                                                  Number of
                                                        Accumulation        Accumulation          Accumulation Units
                                                        Unit Value at       Unit Value at         Outstanding at
-------------------------------------------------------------------------------------------------------------------------
Subaccount                                             August 3, 1998       December 31, 1998      December 31, 1998
-------------------------------------------------------------------------------------------------------------------------
American Century VP Value                                   10.0                 10.41                    480.38
-------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth                         10.0                 10.96                  2,561.63
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs International Equity                          10.0                 10.11                  4,779.45
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Global Income                                 10.0                 10.39                      0
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs CORE Small Cap Equity                         10.0                  9.45                      0
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Mid Cap Value                                 10.0                  9.88                  1,009.46
-------------------------------------------------------------------------------------------------------------------------
J.P. Morgan International Opportunities                     10.0                  9.69                      0
-------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company                                   10.0                  9.98                 10,554.25
-------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners                                   10.0                 10.19                  9,444.56
-------------------------------------------------------------------------------------------------------------------------

                        NATIONAL LIFE INSURANCE COMPANY,
                      THE VARIABLE ACCOUNT, AND THE FUNDS

NATIONAL LIFE INSURANCE COMPANY

      National Life is authorized to transact life insurance and annuity business in Vermont and in 50 other jurisdictions. National Life was originally chartered as a mutual life insurance company in 1848 under Vermont law. It is now a stock life insurance company, all of the outstanding stock of which is indirectly owned by National Life Holding Company, a mutual insurance holding company established under Vermont law on January 1, 1999. All policyholders of National Life, including all the Owners of the Contracts, are voting members of National Life Holding Company. National Life assumes all mortality and expense risks under the Contracts and its assets support the Contract's benefits. Financial Statements for National Life are contained in the Statement of Additional Information.

THE VARIABLE ACCOUNT

      The Variable Account was established by National Life on November 1, 1996, pursuant to the provisions of Vermont law. National Life has caused the Variable Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act. Such registration does not involve supervision of the management of the Variable Account or National Life by the Securities and Exchange Commission.

      The Variable Account is a separate investment account of National Life and, as such, is not chargeable with liabilities arising out of any other business National Life may conduct. National Life does not guarantee the investment performance of the Variable Account. Obligations under the Contracts are obligations of National Life. Income, gains and losses, whether or not realized, from the assets of the Variable Account are credited to or charged against the Variable Account without regard to other income, gains, or losses of National Life.

      Net Premium Payments are allocated within the Variable Account among one or more Subaccounts made up of shares of the Fund options designated by the Owner. A separate Subaccount is established within the Variable Account for each of the Fund options.

UNDERLYING FUND OPTIONS

      You may choose from among a number of different Subaccount options. However, National Life reserves the right to limit the number of different Subaccounts, other than the Market Street Money Market Subaccount, used in any Contract over its entire life to 16.

      Summary information, including the investment objectives for each of the underlying Funds held in the Subaccounts is set forth below. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

      The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual fund portfolios that may be managed by the same investment adviser or manager. The investment results of the Funds, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Funds will be comparable to the investment results of any other portfolios, even if the other portfolio has the same investment adviser or manager.

THE ALGER AMERICAN FUND

      The Alger American Fund is a "series" type Fund registered with the SEC as a diversified open-end management investment company issuing a number of series of shares, each of which represents an interest in a Portfolio of the Alger American Fund. Fred Alger Management, Inc., acts as the Fund's investment advisor.

     ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

        Investment Objective: To seek long-term capital appreciation by focusing on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell(R) 2000 Growth Index or the S&P(R) SmallCap 600 Index.

     ALGER AMERICAN GROWTH PORTFOLIO

        Investment Objective: To seek long-term capital appreciation by focusing on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

     The Fund is an open-end, diversified, management investment company. The Equity-Income, Growth, High Income, and Overseas Portfolios of the VIP Fund and the Index 500 and Contrafund Portfolios of the VIP Fund II are managed by Fidelity Management and Research Company ("FMR"). FMR has entered into sub-advisory agreements with FMR U.K., FMR Far East, and Fidelity International Investment Advisors for the Overseas Portfolio.

      -EQUITY-INCOME PORTFOLIO

        Investment Objective: This Portfolio seeks reasonable income. The Portfolio will also consider the potential for capital appreciation. The Portfolio seeks a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"). FMR normally invest at least 65% of the Portfolio's assets in income-producing equity securities.

      -GROWTH PORTFOLIO

        Investment Objective: This Portfolio seeks capital appreciation. FMR normally invests the Portfolio's assets primarily in common stocks. FMR normally invests the Portfolio's assets in companies FMR believes have above-average growth potential.

      -HIGH INCOME PORTFOLIO

        Investment Objective: This Portfolio seeks a high level of current income while also considering growth of capital. FMR normally invests at least 65% of the Portfolio's total assets in income producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. For a discussion of the risks associated with such investments, please see the "Risks of Lower Rated Debt Securities" section of the Portfolio's prospectus.

      -OVERSEAS PORTFOLIO

        Investment Objective: This Portfolio seeks long term growth of capital. FMR normally invests at least 65% of the Portfolio's total assets in foreign securities. FMR normally invests the Portfolio's assets primarily in common stocks.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

        The Variable Insurance Products Fund II is an open-end, diversified, management investment company. FMR is the Fund's manager. Bankers Trust Company currently serves as sub-advisor to the Index 500 Portfolio.

        -INDEX 500 PORTFOLIO

        Investment Objective: This Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500. Bankers Trust Company normally invests at least 80% of the Portfolio's assets in common stocks included in the S&P 500.

        -CONTRAFUND PORTFOLIO

        Investment Objective: This Portfolio seeks capital appreciation. FMR normally invest the Portfolio's assets primarily in common stocks. FMR invest the Portfolio's assets in securities of companies whose value FMR believes is not fully recognized by the public.

MARKET STREET FUND, INC.

        The Market Street Fund, Inc. is a "series" type Fund registered with the SEC as a diversified open-end management investment company issuing a number of series or classes of shares, each of which represents an interest in a Portfolio of the Fund. Sentinel Advisors Company acts as the Fund's investment advisor for all portfolios except the International Fund, whose investment advisor is Providentmutual Investment Management Company, and whose subadvisor is The Boston Company Asset Management, Inc.

        GROWTH PORTFOLIO

        Investment Objective: To seek intermediate and long-term growth of capital. A reasonable level of income is an important secondary objective. This Portfolio pursues its objectives by investing primarily in common stocks of companies believed to offer above-average growth potential over both the intermediate and the long term.

        SENTINEL GROWTH PORTFOLIO

        Investment Objective: To seek long-term growth of capital through equity participation in companies having growth potential believed by its investment adviser to be more favorable than the U.S. economy as a whole, with a focus on relatively well-established companies.

        AGGRESSIVE GROWTH PORTFOLIO

        Investment Objective: To seek to achieve a high level of long-term capital appreciation by investing in securities of a diverse group of smaller emerging companies.

        BOND PORTFOLIO

        Investment Objective: To seek to generate a high level of current income consistent with prudent investment risk by investing in a diversified portfolio of marketable debt securities.

        MANAGED PORTFOLIO

        Investment Objective: To seek to realize as high a level of long-term total rate of return as is consistent with prudent investment risk by investing in stocks, bonds, money market instruments or a combination thereof.

        INTERNATIONAL PORTFOLIO

        Investment Objective: To seek long-term growth of capital principally through investments in a diversified portfolio of marketable equity securities of established non-United States companies.

        MONEY MARKET PORTFOLIO

        Investment Objective: To seek to provide maximum current income consistent with capital preservation and liquidity by investing in high-quality money market instruments. AN INVESTMENT IN THE MONEY MARKET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.

STRONG VARIABLE INSURANCE FUNDS, INC.

        Strong Variable Insurance Funds, Inc. is an open-end management investment company. Strong Capital Management, Inc. is the investment advisor to the Funds.

        -MID CAP GROWTH FUND

        Investment Objective: To seek capital growth. It invests primarily in equity securities that the advisor believes have above-average growth prospects.

STRONG OPPORTUNITY FUND II, INC.

        The Strong Opportunity Fund II, Inc. is a diversified, open-end management company. Strong Capital Management, Inc. is the investment advisor for the Fund.

        Investment Objective: To seek capital appreciation through investments in a diversified portfolio of equity securities.

VAN ECK WORLDWIDE INSURANCE TRUST

        Van Eck Worldwide Insurance Trust is an open-end management investment company. The investment advisor and manager is Van Eck Associates Corporation.

        WORLDWIDE BOND FUND

        Investment Objective: To seek high total return through a flexible policy of investing globally, primarily in debt securities.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

        American Century Variable Portfolios, Inc. is a "series" type mutual fund registered with the SEC as a diversified open-end management investment company issuing a number of series or classes of shares, each of which represents an interest in a fund of American Century Variable Portfolios, Inc. American Century Investment Management, Inc. acts as the investment advisor to these Funds.

     VP VALUE

     Investment Objective: To seek long-term capital growth. Income is a secondary objective. The fund will seek to achieve its investment objective by investing in securities that management believes to be undervalued at the time of purchase.

     VP INCOME & GROWTH

     Investment Objective: To seek dividend growth, current income and capital appreciation. The fund will seek to achieve its investment objective by investing in common stocks.

GOLDMAN SACHS VARIABLE INSURANCE TRUST

        Goldman Sachs Variable Insurance Trust ("Goldman Sachs VIT") is registered with the SEC as an open-end management investment company that offers shares in several investment mutual funds ("Funds"). Each Fund, except the Global Income Fund, is a diversified investment company. Goldman Sachs Asset Management acts as investment adviser for the Goldman Sachs VIT CORE Small Cap Equity and Mid Cap Equity Funds. Goldman Sachs Asset Management International acts as investment adviser for the Goldman Sachs VIT International Equity and Global Income Funds.

        GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND: Investment Objective. Seeks long-term capital appreciation through investments in equity securities of companies that are organized outside the U.S. or whose securities are principally traded outside the U.S.

        GOLDMAN SACHS VIT GLOBAL INCOME FUND: Investment Objective. Seeks a high-total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation. The Fund invests primarily in a portfolio of high quality fixed-income securities of U.S. and foreign issuers and foreign currencies.

        GOLDMAN SACHS VIT CORE SMALL CAP EQUITY FUND: Investment Objective Seeks long-term growth of capital through a broadly diversified portfolio of equity securities of U.S. issuers which are included in the Russell 2000 Index at the time of investment.

        GOLDMAN SACHS VIT MID CAP VALUE FUND: Investment Objective. Seeks long-term capital appreciation primarily through investments in equity securities of companies with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell Midcap Index at the time of investment (currently between $400 million and $16 billion).

J.P. MORGAN SERIES TRUST II

     J.P. Morgan Series Fund II is a "series" type mutual fund registered with the SEC as a diversified open-end management investment company issuing a number of series or classes of shares, each of which represents an interest in a Portfolio of J.P. Morgan Series Trust II. J.P. Morgan Asset Management, Inc. acts as the Fund's investment advisor.

     J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO

     Investment Objective: Seeks to provide a high total return from a portfolio comprised of equity securities of foreign corporations. The Portfolio is designed for investors with a long-term investment horizon who want to diversify their investments by adding international equities and take advantage of investment opportunities outside the U.S. As an international investment, the Portfolio is subject to foreign market, political, and currency risks.

     J.P. MORGAN SMALL COMPANY PORTFOLIO

     Investment Objective: Seeks to provide a high total return from a portfolio comprised of equity securities of small companies. The Portfolio invests at least 65% of the value of its total assets in the common stock of small U.S. companies primarily with market capitalizations of less than $1 billion. The Portfolio is designed for investors who are willing to assume the somewhat higher risk of investing in small companies in order to seek a higher return over time than might be expected from a portfolio of large companies.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

     Neuberger Berman Advisers Management Trust ("AMT") is registered with the SEC as a diversified open-end management investment company. AMT has nine separate series, which are called Portfolios. Shares of each Portfolio represent an interest in that Portfolio. Neuberger Berman Management Inc. acts as the Fund's investment advisor. Neuberger Berman, LLC is the sub-adviser.

     PARTNERS PORTFOLIO

     Investment Objective: To seek capital growth. This Portfolio invests mainly in common stock of mid-to large-capitalization companies. Its investment co-managers seek securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and the company's track record through all points of the market cycle. The Portfolio generally considers selling a stock when it reaches the managers' target price, when it fails to perform as expected, or when other opportunities appear more attractive. The Portfolio has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

OTHER INFORMATION

        Contractual Arrangements. National Life has entered into or may enter into agreements with Funds pursuant to which the adviser or distributor pays National Life a fee based upon an annual percentage of the average net asset amount invested on behalf of the Variable Account and our other separate accounts. These percentages may differ and we may be paid a greater percentage by some investment advisers or distributors than other advisers or distributors. These agreements reflect administrative services we provide.

        Conflicts of Interest. The Funds may also be available to registered separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts of National Life. Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the underlying Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Owners and those of other companies, or some other reason. In the event of conflict, we will take any steps necessary to protect Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying Fund or Funds which are involved in the conflict.

                  DETAILED DESCRIPTION OF CONTRACT PROVISIONS

ISSUANCE OF A CONTRACT

        The Contract is available to Owners up to and including age 85 on the Date of Issue. If the Contract is issued to Joint Owners, then the oldest Joint Owner must be 85 years of age or younger on the Date of Issue. If the Owner is not a natural person, then the age of the Annuitant must meet the requirements for Owners. At our discretion, we may issue Contracts at ages higher than age 85.

        In order to purchase a Contract, an individual must forward an application to us through a licensed National Life agent who is also a registered representative of Equity Services, Inc. ("ESI"), the principal underwriter of the Contracts or another broker/dealer having a Selling Agreement with ESI or a broker/dealer having a Selling Agreement with such a broker/dealer.

PREMIUM PAYMENTS

        The Initial Premium Payment. The initial Premium Payment must be at least $5,000 for Non-Qualified Contracts, and must be at least $1500 for Qualified Contracts. We may at our discretion permit initial Premium Payments lower than these minimums. For Contracts purchased in South Carolina, the initial Premium Payment for Qualified Contracts must be at least $3000.

        Subsequent Premium Payments. Subsequent Premium Payments may be made at any time, but must be at least $100 ($50 for Individual Retirement Annuities). We may accept lower Premium Payments at our discretion if the Premium Payments are remitted electronically. Subsequent Premium Payments to the Variable Account will purchase Accumulation Units at the price next computed for the appropriate Subaccount after we receive the additional Premium Payment. For Contracts purchased in the States of Oregon and Massachusetts, we are not permitted to accept subsequent Premium Payments on or after the third Contract Anniversary.

        The total of all Premium Payments under Contracts issued on the life of any one Owner (or Annuitant if the owner is not a natural person) Annuitant may not exceed $1,000,000 without our prior consent.

        Transactions will not be processed on the following days: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, the day after Thanksgiving and Christmas Day. In addition, Premium Payments will not be allocated and transactions will not be effected to the Money Market Subaccount on Columbus Day and Veterans Day.


        Allocation of Net Premium Payments. In the application for the Contract, the Owner will indicate how Net Premium Payments are to be allocated among the Subaccounts of the Variable Account and/or the Fixed Account. These allocations may be changed at any time by the Owner by written notice to us at our Home Office or, if the telephone transaction privilege has been elected, by telephone instructions (see "Telephone Transaction Privilege", page 28).


        The percentages of Net Premium Payments that may be allocated to any Subaccount or the Fixed Account must be in whole numbers of not less than 5%, and the sum of the allocation percentages must be 100%. We allocate the initial Net Premium Payment within two business days after receipt, if the application and all information necessary for processing the order are complete.

        If the application is not properly completed, we retain the initial Premium Payment for up to five business days while attempting to complete the application. If the application is not complete at the end of the five day period, we inform the applicant of the reason for the delay and the initial Premium Payment will be returned immediately, unless the applicant specifically consents to our retaining the initial Premium Payment until the application is complete. Once the application is complete, we allocate the initial Net Premium Payment as designated by the Owner within two business days.


     Notwithstanding the foregoing, in some jurisdictions we must refund aggregate Premium Payments in the event you exercise the free look right. In such jurisdictions, and for IRA's, we currently allocate any Net Premium Payments which are to be allocated to the Variable Account, to the Market Street Money Market Subaccount during the free look period. At the end of that period, the amount in the Market Street Money Market Subaccount will be allocated to the Subaccounts as designated by you in proportion to the allocation percentage for each Subaccount set forth in the Net Premium Payment allocation schedule then in effect. We assume the free look period ends 20 days after the date the Contract is issued. However, effective October 1, 1999, or the date the applicable state approves this change, if later, we will discontinue this practice, and allocate Net Premium Payments directly to the subaccounts you designate.


        We allocate subsequent Net Premium Payments as of the Valuation Date we receive Net Premium Payments, based on your allocation percentages then in effect. At the time of allocation, we apply Net Premium Payments to the purchase of Fund shares. The net asset value of the shares purchased are converted into Accumulation units.

        We reserve the right to limit the number of Variable Account Subaccounts, other than the Market Street Money Market Subaccount, used in a single Contract over the entire life of the Contract to 16.

        The Subaccount values will vary with their investment experience, and you bear the entire investment risk. You should periodically review your allocation percentages in light of market conditions and your overall financial objectives.

TRANSFERS


        You may transfer the Contract Value among the Subaccounts of the Variable Account and between the Variable Account and the Fixed Account (subject to the limitations set forth below) by making a written transfer request. If you elect the telephone transaction privilege, you may make transfers by telephone. See "Telephone Transaction Privilege", page 28. Transfers are made as of the Valuation Day that the request for transfer is received at the Home Office. Transfers to or from the Subaccounts may be postponed under certain circumstances. See "Payments," page 27.


        We currently allow transfers to the Fixed Account of all or any part of the Variable Account Contract Value, without charge or penalty. We reserve the right to restrict transfers to the Fixed Account to 25% of the Variable Account Contract Value during any Contract Year.



        You may, (only one each year and within 45 days after the end of the calendar year) transfer a portion of the unloaned value in the Fixed Account to the Variable Account. Prior to the end of the calendar year, we determine the maximum percentage that may be transferred from the Fixed Account. This percentage will be at least 10% of the Contract Value in the Fixed Account (25% in New York). After a transfer from the Fixed Account to the Variable Account, we reserve the right to require that the value transferred remain in the Variable Account for at least one year before it may be transferred back to the Fixed Account.


        We do not permit transfers between the Variable Account and the Fixed Account after the Annuitization Date.

        We have no current intention to impose a transfer charge in the foreseeable future. However, we reserve the right, upon prior notice, to impose a transfer charge of $25 for each transfer in excess of twelve transfers in any one Contract Year. See "Transfer Charge", page 23.

VALUE OF A VARIABLE ACCOUNT ACCUMULATION UNIT

        We set the value of a Variable Account Accumulation Unit for each Subaccount at $10 when the Subaccounts commenced operations. We determine the value for any subsequent Valuation Period by multiplying the value of an Accumulation Unit for each Subaccount for the immediately preceding Valuation Period by the Net Investment Factor for the Subaccount during the subsequent Valuation Period. The value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. No minimum value of an Accumulation Unit is guaranteed. The number of Accumulation Units will not change as a result of investment experience.

        Net Investment Factor. Each Subaccount of the Variable Account has its own Net Investment Factor.

        - The Net Investment Factor measures the daily investment performance of that Subaccount.

        - The Net Investment Factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease.

        - Changes in the Net Investment Factor may not be directly proportional to changes in the net asset value of Fund shares, because of the deduction for the Mortality and Expense Risk Charge and Administration Charge.

        Fund shares are valued at their net asset value. The Net Investment Factor allows for the monthly reinvestment of daily dividends that are credited by some Funds (the Market Street Money Market Portfolio).

DETERMINING THE CONTRACT VALUE

        The Contract Value is the sum of:

        1) the value of all Variable Account Accumulation Units, and


        2) amounts allocated and credited to the Fixed Account, minus any outstanding loans on the Contract and accrued interest on such loans.



        When charges or deductions are made against the Contract Value, we deduct an appropriate number of Accumulation Units from the Subaccounts and an appropriate amount from the Fixed Account in the same proportion that the your interest in the Subaccounts and the unloaned value in the Fixed Account bears to the total Contract Value. Value held in the Fixed Account is not subject to Variable Account charges (Mortality and Expense Risk and Administration Charges), but may be subject to Contingent Deferred Sales Charges, the Annual Contract Fee, optional Enhanced Death Benefit Rider charge, and premium taxes, if applicable.


ANNUITIZATION

        Maturity Date. The Maturity Date is the date on which annuity payments are scheduled to begin. You select the Maturity Date on the application. The earliest Maturity Date must be at least 2 years after the Date of Issue, unless otherwise approved (10 years after the Date of Issue in the States of Oregon and Massachusetts). If no specific Maturity Date is selected, the Maturity Date will be the date you reach age 90 (the Annuitant's age 90 if the Owner is not a natural person); or, if later, 10 years after the Date of Issue. You may elect a single payment equal to the cash Surrender Value on the Maturity Date, rather than annuity payments.

        If you request in writing (see "Ownership Provisions", page 20), and we approve the request, the Maturity Date may be accelerated or deferred.

        Election of Payment Options. You may, with prior written notice and, at any time prior to the Annuitization Date, elect one of the Annuity Payment Options. We apply the Contract Value in each Subaccount (less any premium tax previously unpaid) to provide a Variable Annuity payment. We apply the Contract Value in the Fixed Account (less any premium tax previously unpaid) to provide a Fixed Annuity payment.

        If an election of an Annuity Payment Option is not on file with National Life on the Annuitization Date, we will pay the proceeds as Option 3 - Payments for Life with 120 months certain. You may elect, revoke or change an Annuity Payment Option at any time before the Annuitization Date with 30 days prior written notice. The Annuity Payment Options available are described below.

        Frequency and Amount of Annuity Payments. We pay annuity payments as monthly installments, unless you select annual, semi-annual or quarterly installments. If the amount to be applied under any Annuity Payment Option is less than $3,500, we have the right to pay such amount in one lump sum in lieu of the payments otherwise selected. In addition, if the payments selected would be or become less than $100, we have the right to change the frequency of payments that will result in payments of at least $100. In no event will we make payments under an annuity option less frequently than annually.

ANNUITIZATION - VARIABLE ACCOUNT

        We will determine the dollar amount of the first Variable Annuity payment by dividing the Variable Account Contract Value on the Annuitization Date by 1,000 and applying the result as set forth in the applicable Annuity Table. The amount of each Variable Annuity payment depends on the age of the Chosen Human Being on his or her birthday nearest the Annuitization Date, and the sex of the Chosen Human Being, if applicable, unless otherwise required by law.

        - Variable Annuity payments vary in amount in accordance with the investment performance of the Variable Account;

        - To establish the number of Annuity Units representing each monthly annuity payment, the dollar amount of the first annuity payment as determined above is divided by the value of an Annuity Unit on the Annuitization Date;

        - The number of Annuity Units remains fixed during the annuity payment period;

        - The dollar amount of the second and subsequent payments is not predetermined and may change from payment to payment; and

        - The dollar amount of each subsequent payment is determined by multiplying the fixed number of Annuity Units by the value of an Annuity Unit for the Valuation Period in which the payment is due.

        Once payments have begun, future payments will not reflect any changes in mortality experience.

        Value of an Annuity Unit. The value of an Annuity Unit for a Subaccount is set at $10 when the first Fund shares are purchased. The value of an Annuity Unit for a Subaccount for any subsequent Valuation Period is determined by multiplying the value of an Annuity Unit for the immediately preceding Valuation Period by the applicable Net Investment Factor for the Valuation Period for which the value of an Annuity Unit is being calculated and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum (see "Net Investment Factor", page 16).

        Assumed Investment Rate. A 3.5% Assumed Investment Rate is built into the Annuity Tables contained in the Contracts. We may make assumed investment rates available at rates other than 3.5%. A higher assumption would mean a higher initial payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual investment return, as measured by the Net Investment Factor, is at a constant annual rate of 3.5%, the annuity payments will be level.

ANNUITIZATION - FIXED ACCOUNT

        A Fixed Annuity is an annuity with payments which are guaranteed as to dollar amount during the annuity payment period. We determine the amount of the periodic Fixed Annuity payments by applying the Fixed Account Contract Value to the applicable Annuity Table in accordance with the Annuity Payment Option elected. This is done at the Annuitization Date using the age of the Chosen Human Being on his or her nearest birthday, and the sex of the Chosen Human Being, if applicable. The applicable Annuity Table will be based on our expectation of investment earnings, expenses and mortality (if payments depend on whether the Chosen Human Being is alive) on the Annuitization Date. The applicable Annuity Table will provide a periodic Fixed Annuity payment at least as great as the guarantee described in your Contract.

        We do not credit discretionary interest to Fixed Annuity payments during the annuity payment period for annuity options based on life contingencies. The Annuitant must rely on the Annuity Tables applicable to the Contracts to determine the amount of Fixed Annuity payments.

ANNUITY PAYMENT OPTIONS

        Any of the following Annuity Payment Options may be elected:

        Option 1-Payments for a Stated Time. We will make monthly payments for the number of years selected, which may range from 5 years to 30 years.

        Option 2-Payments for Life-An annuity payable monthly during the lifetime of a Chosen Human Being (who may be named at the time of election of the Payment Option), ceasing with the last payment due prior to the death of the Chosen Human Being. It would be possible under this option for the payee to receive only one annuity payment if the annuitant dies before the second annuity payment date, two annuity payments if the Annuitant dies before the third annuity payment date, and so on.

        Option 3-Payments for Life with Period Certain-Guaranteed - An annuity that if at the death of the Chosen Human Being payments have been made for less than 10 or 20 years, as selected, we guarantee to continue annuity payments during the remainder of the selected period.

        We may allow other Annuity Payment Options.

        Some of the stated Annuity Payment Options may not be available in all states. You may request an alternative non-guaranteed option by giving notice in writing prior to Annuitization. If a request is approved by us, it will be permitted under the Contract.

        IRA's and Tax-Sheltered Annuities are subject to the minimum Distribution requirements set forth in the Code.

        Under Payment Option 1, you may change to any other Payment Option at any time. At the time of the change, remaining value will be applied to the new Payment Option to determine the amount of the new payments. Under Payment Option 1, you may also fully surrender the Contract at any time. A surrender is subject to any applicable Contingent Deferred Sales Charge at the time of the surrender.

DEATH OF OWNER

        If you or a Joint Owner dies prior to the Annuitization Date, then we will pay (unless the Enhanced Death Benefit Rider has been elected) a Death Benefit to the Beneficiary.

        If you or a Joint Owner dies prior to attaining age 81, the Death Benefit will be equal to the greater of:

               (a) the Contract Value, or


               (b) the Net Premium Payments made to the Contract, minus all Withdrawals (including any CDSC deducted in connection with such Withdrawals), and minus any outstanding loans on the Contract and accrued interest, and in each case minus any applicable premium tax charge to be assessed upon distribution.

        If you or a Joint Owner dies after attaining age 81, then the Death Benefit shall be equal to the Contract Value, minus any applicable premium tax charge.

        Unless the Beneficiary is the deceased Owner's (or Joint Owner's) spouse, the Death Benefit must be distributed within five years of such Owner's death. The Beneficiary may, elect to receive Distribution in the form of a life annuity or an annuity for a period not exceeding his or her life expectancy. Such annuity must begin within one year following the date of the Owner's death and is currently available only as a Fixed Annuity. If the Beneficiary is the spouse of the deceased Owner (or

Joint Owner), then the Contract may be continued without any required Distribution. If the deceased Owner (or Joint Owner) and the Annuitant are the same person, the death of that person will be treated as the death of the Owner for purposes of determining the Death Benefit payable.

        Qualified Contracts may be subject to specific rules set forth in the Plan, Contract, or Code concerning Distributions upon the death of the Owner.

DEATH OF ANNUITANT PRIOR TO THE ANNUITIZATION DATE

        If an Annuitant who is not an Owner dies prior to the Annuitization Date, a Death Benefit equal to the Cash Surrender Value of the Contract will be payable to the Beneficiary. If the Owner is a natural person and a contingent Annuitant has been named or the Owner names a contingent Annuitant within 90 days of the Annuitant's death, the Contract may be continued without any required Distribution. If no Beneficiary is named (or if the Beneficiary predeceases the Annuitant), then the Death Benefit will be paid to the Owner. If the Owner is not a natural person, then the death of the Annuitant will be treated as if it were the death of the Owner, and the disposition of the Contract will follow the death of the Owner provisions set forth above.

        In any case where a Death Benefit is paid, the value of the Death Benefit will be determined as of the Valuation Day coinciding with or next following the date we receive in writing:

        (1) due proof of the Annuitant's or an Owner's (or Joint Owner's) death;

        (2) an election for either a single sum payment or an Annuity Payment Option (currently only Fixed Annuities are available in these circumstances); and

        (3) any form required by state insurance laws.

        If a single sum payment is requested, we will make payment in accordance with any applicable laws and regulations governing the payment of Death Benefits. If an Annuity Payment Option is requested, the Beneficiary must make an election during the 90-day period commencing with the date we receive written notice and as otherwise required by law. If no election has been made by the end of such 90-day period commencing with the date we receive written notice or as otherwise required by law the Death Benefit will be paid in a single sum payment.

GENERATION-SKIPPING TRANSFERS

        We may determine whether the Death Benefit or any other payment constitutes a direct skip as defined in Section 2612 of the Code, and the amount of the tax on the generation-skipping transfer resulting from such direct skip. If applicable, the payment will be reduced by any tax National Life is required to pay by Section 2603 of the Code.

        A direct skip may occur when property is transferred to or a Death Benefit is paid to an individual two or more generations younger than the Owner.

OWNERSHIP PROVISIONS

        Unless otherwise provided, the Owner has all rights under the Contract. If the purchaser names someone other than himself or herself as owner, the purchaser will have no rights under the contract. If Joint Owners are named, each Joint Owner possesses an undivided interest in the Contract. The death of any Joint Owner triggers the provisions of the Contract relating to the death of the Owner. Unless otherwise provided, when Joint Owners are named, the exercise of any ownership right in the Contract (including the right to surrender the Contract or make a Withdrawal, to change the Owner, the Annuitant, a Contingent Annuitant, the Beneficiary, the Annuity Payment Option or the Maturity Date) requires a written indication of an intent to exercise that right, signed by all Joint Owners.

        Prior to the Annuitization Date, the Owner may name a new Owner. Such change may be subject to state and federal gift taxes, and may also result in current federal income taxation (see "Federal Income Tax Considerations", page
33). Any change of Owner will automatically revoke any prior Owner designation. Any request for change of Owner must be (1) made by proper written application,
(2) received and recorded by National Life at its Home Office, and (3) may include a signature guarantee as specified in the "Surrender and Withdrawal" provision on page 26. The change is effective on the date the written request is signed. A new choice of Owner will not apply to any payment made or action we take prior to the time it was received and recorded.


        The Owner may request a change in the Annuitant or contingent Annuitant before the Annuitization Date. Such a request must be made in writing on a form acceptable to us and must be signed by the Owner, and the person to be named as Annuitant or contingent Annuitant. Any such change is subject to underwriting and approval by us.

                             CHARGES AND DEDUCTIONS

        All of the charges described in this section apply to Variable Account allocations. Allocations to the Fixed Account are subject to Contingent Deferred Sales Charges, the Annual Contract Fee and Premium Tax deductions and the charge for the Enhanced Death Benefit Rider, if applicable. The Fixed Account is not subject to the Mortality and Expense Risk Charge and the Administration Charge. We may realize a profit from any of these charges. Any such profit may be used for any purpose, including payment of distribution expenses.

        We deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for the distribution and administration of the Contracts and for providing the benefits payable thereunder. More particularly, the administrative services include:

     -  processing applications for and issuing the Contracts;

     - processing purchases and redemptions of Fund shares as required (including automatic withdrawal services);

     -  maintaining records;

     -  administering annuity payouts;

     - furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

     -  reconciling and depositing cash receipts;

     -  providing Contract confirmations;

     -  providing toll-free inquiry services; and

     -  furnishing telephone transaction privileges.

     The risks we assume include:

     (1) the risk that the actual life-span of persons receiving annuity payments under Contract guarantees will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the Contract and cannot be changed);

     (2) the risk that Death Benefits, or the Enhanced Death Benefit under the optional Enhanced Death Benefit Rider, will exceed the actual Contract Value;

     (3) the risk that more Owners than expected will qualify for and exercise waivers of the Contingent Deferred Sales Charge; and

     (4) the risk that our costs in providing the services will exceed our revenues from the Contract charges (which we cannot change).

        The amount of a charge will not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the Contingent Deferred Sales Charge collected may not fully cover all of the distribution expenses we incur.

DEDUCTIONS FROM THE VARIABLE ACCOUNT

     We deduct from the Variable Account an amount, computed daily, which is equal to an annual rate of 1.40% of the daily net asset value. The charge consists of a 0.15% Administration Charge and a 1.25% Mortality and Expense Risk Charge. We may make a profit from these deductions. Any profit may be used to finance distribution expenses.

CONTINGENT DEFERRED SALES CHARGE

        We may pay a commission up to 6.5% (7.0% during certain promotional periods) for the sale of a Contract; however, we make no deduction for a sales charge from the Premium Payments for these Contracts. However, if a Withdrawal is made or a Contract is surrendered, we will with certain exceptions, deduct a Contingent Deferred Sales Charge ("CDSC") not to exceed 7% of the lesser of the total of all Net Premium Payments made within 84 months prior to the date of the request to surrender or the amount withdrawn.

        The CDSC is calculated by multiplying the applicable CDSC percentages noted below by the Net Premium Payments that are withdrawn or surrendered. For purposes of calculating the CDSC Withdrawals or surrenders are considered to come first from the oldest Net Premium Payment made to the Contract, then the next oldest Net Premium Payment and so forth, and last from earnings on Net Premium Payments. No CDSC is ever assessed with respect to a Withdrawal or surrender of earnings on Net Premium Payments. For tax purposes, a surrender is usually treated as a withdrawal of earnings first. This charge will apply in the amounts set forth below to Net Premium Payments within the time periods set forth.

        The CDSC applies to Net Premium Payments as follows:

NUMBER OF COMPLETED        CONTINGENT DEFERRED       NUMBER OF COMPLETED       CONTINGENT DEFERRED
YEARS FROM DATE OF         SALES CHARGE              YEARS FROM DATE OF        SALES CHARGE
NET PREMIUM PAYMENT        PERCENTAGE                NET PREMIUM PAYMENT       PERCENTAGE
--------------------       ----------                -------------------       ----------
        0                       7%                           4                      3%
        1                       6%                           5                      2%
        2                       5%                           6                      1%
        3                       4%                           7                      0%

        In any Contract Year after the first Contract Year (except in the states referred to in the last sentence of this paragraph) you may make Withdrawals without a CDSC of an aggregate amount equal to 15% of the Contract Value as of the most recent Contract Anniversary. This CDSC-free Withdrawal privilege does not apply to full surrenders of the Contract, and if a full surrender is made within one year of exercising a CDSC-free Withdrawal, then the CDSC which would have been assessed at the time of the Withdrawal will be assessed at the time of surrender. The CDSC-free feature is also non-cumulative. This means that free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. In addition, any amount withdrawn in order to meet minimum Distribution requirements under the Code shall be free of CDSC. In the first Contract Year a CDSC-free Withdrawal is available only by setting up a monthly systematic Withdrawal program for an amount not exceeding the annual CDSC-free Withdrawal amount (see "Available Automated Fund Management Features-Systematic Withdrawals", page 30), or by making a Withdrawal which is part of a series of substantially equal periodic payments over the life of the Owner or the joint lives of the Owner and his or her spouse, to which section 72(t)(2)(A)(iv) of the Code applies. You may be subject to a tax penalty if you take Withdrawals prior to age 59 1/2 (see "Federal Income Tax Considerations", page 33). In New Jersey and Washington, the CDSC-free provision will apply to full surrenders and Withdrawals but will be limited to 10% of the Contract Value as of the most recent Contract Anniversary for both Withdrawals and full surrenders.


        In addition, no CDSC will be deducted:

        (1) upon the Annuitization of Contracts,

        (2) upon payment of a death benefit pursuant to the death of the Owner, or

        (3) from any values which have been held under a Contract for at least 84 months.

        No CDSC applies upon the transfer of value among the Subaccounts or between the Fixed Account and the Variable Account.

        When a Contract is held by a charitable remainder trust, the amount which may be withdrawn from this Contract without application of a CDSC after the first Contract Year, shall be the larger of (a) or (b), where

        (a) is the amount which would otherwise be available for Withdrawal without application of a CDSC; and where


        (b) is the difference between the Contract Value as of the last Contract Anniversary and the Net Premium Payments made to the Contract, less all Withdrawals and less any outstanding loan and accrued interest, as of the last Contract Anniversary.


        We will waive the CDSC if the Owner dies or if the Owner annuitizes. However, if the Owner elects a settlement under Payment Option 1, and subsequently surrenders the Contract prior to seven years after the date of the last Premium Payment, the surrender will be subject to a CDSC.

        We will also waive the CDSC if, following the first Contract Anniversary, you are confined to an eligible nursing home for at least the 90 consecutive days ending on the date of the Withdrawal request. This waiver is not available in the States of New Jersey and New York.

ANNUAL CONTRACT FEE


     For Contracts with a Contract Value of less than $50,000 as of the Date of Issue or any subsequent Contract Anniversary prior to the Annuitization Date, we will assess an Annual Contract Fee of $30.00. This fee will be assessed annually in advance on the Date of Issue and thereafter on each Contract Anniversary on which the Contract Value is less than $50,000. No Annual Contract Fee will be assessed after the Annuitization Date. This fee will be taken pro rata from all Subaccounts of the Variable Account and the unloaned portion of the Fixed Account.


TRANSFER CHARGE

     Currently, unlimited free transfers are permitted among the Subaccounts, and transfers between the Fixed Account and the Variable Account are permitted free of charge within the limits described on page 16. We have no present intention to impose a transfer charge in the foreseeable future. However, we reserve the right to impose in the future a transfer charge of $25 on each transfer in excess of twelve transfers in any Contract Year.

     If we impose a transfer charge, we will deduct it from the amount being transferred. All transfers requested on the same Valuation Day are treated as one transfer transaction. Any future transfer charge will not apply to transfers made pursuant to the Dollar Cost Averaging and Portfolio

Rebalancing features, transfers resulting from loans, or if there has been a material change in the investment policy of the Fund from which the transfer is being made. These transfers will not count against the twelve free transfers in any Contract Year.


PREMIUM TAXES

        If a governmental entity imposes premium taxes, we make a deduction for premium taxes in a corresponding amount. Certain states impose a premium tax, currently ranging up to 3.5%. We will pay premium taxes at the time imposed under applicable law. Where we are required to pay this premium tax, we may deduct an amount equal to premium taxes from the Premium Payment. We currently intend to make this deduction from Premium Payments only in South Dakota. In the remaining states which assess premium taxes, we currently expect to make deductions for premium taxes at the time of Annuitization, death of the Owner, or surrender, although we also reserve the right to make such a deduction at the time we pay premium taxes to the applicable taxing authority.

CHARGE FOR OPTIONAL ENHANCED DEATH BENEFIT RIDER


        Annual charges are made if you elect the optional Enhanced Death Benefit Rider. See "Optional Enhanced Death Benefit Rider," page 33. The annual charge for the Enhanced Death Benefit Rider is 0.20% of Contract Value as of the date the charge is deducted. The annual charge will be deducted at issue (or at the time of election, if elected after issue), and then on each Contract Anniversary thereafter, up to and including age 80 on an age-nearest-birthday basis as of the relevant Contract Anniversary. After age 80, we will discontinue the charge. We will make the charge pro rata from the Subaccounts of the Variable Account and the unloaned portion of the Fixed Account.


OTHER CHARGES

        The Variable Account purchases shares of the Funds at net asset value. The net asset value of those shares reflect management fees and expenses already deducted from the assets of the Funds. Information on the fees and expenses for the Funds is set forth in "Underlying Fund Annual Expenses" on page 5.

        More detailed information is contained in the Funds' prospectuses which accompany this prospectus.

                         CONTRACT RIGHTS AND PRIVILEGES

FREE LOOK

        You may revoke the Contract at any time between the Date of Issue and the date 10 days after receipt of the Contract and receive a refund of the Contract Value plus any charges assessed at issue, including the Annual Contract Fee, charge for the optional Enhanced Death Benefit Rider, and any premium tax, unless otherwise required by state and/or federal law. Some states may require a longer free look period. Where the Contract Value is refunded, you will have borne the investment risk and been entitled to the benefit of the investment performance of the chosen Subaccounts during the time the Contract was in force.

        In the case of IRA's and states that require the return of Premium Payments, we currently refund the greater of: (i) Premium Payments or (ii) Contract Value plus any amount we have deducted for state premium taxes. In such cases, we may require that all Contract Value allocated to the Variable Account initially be held in the Market Street Money Market Subaccount. At the end of the free look period, we will allocate Contract Value among the Subaccounts based on the allocation percentages specified in the application. For this purpose, we assume the free look period ends 20 days after the date the Contract is issued. However, effective October 1, 1999, or the date the applicable state approves this change, if later, we will no longer temporarily allocate Net Premium Payments to the Money Market Subaccount in these cases. Net Premium Payments will be allocated to the Subaccounts directly as you designate. When this change is effective, we will refund only the Premium Payments.

        In order to revoke the Contract, it must be mailed or delivered to our Home Office. Mailing or delivery must occur on or before 10 days after receipt of the Contract for revocation to be effective. In order to revoke the Contract, if it has not been received, written notice must be mailed or delivered to the Home Office.

        The liability of the Variable Account under this provision is limited to the Contract Value in each Subaccount on the date of revocation. Any additional amounts refunded to you will be paid by us.


LOAN PRIVILEGE - TAX SHELTERED ANNUITIES



        We currently anticipate that beginning March 31, 2000, if you own a section 403(b) Tax-Sheltered Annuity Contract, a loan provision will be available on your Contract. Loans will be subject to the terms of the Contract and the Code.



        If a loan provision is included in your Tax-Sheltered Annuity
Contract, loans will be available beginning one year after a Contract's Date of Issue, and prior to the Annuitization Date. You will be able to borrow a minimum of $1500 (we may permit lower amounts). The maximum loan balance which may be outstanding at any time will be 50% of the sum of Contract Value, outstanding loans and accrued interest on loans, but not more than $50,000. The $50,000 limit will be reduced by the highest loan balances owed during the prior one-year period, which may be more than the amount outstanding at the time of the loan, if an interest payment or principal repayment has been made. Only one loan may be outstanding with respect to any one Contract at any time. Loans may only be secured by the Contract Value.



        All loans will be made from the Collateral Fixed Account. An amount equal to the principal amount of the loan will be transferred to the Collateral Fixed Account. Unless you otherwise instruct, we will transfer to the Collateral Fixed Account an amount equaling the loan from the Subaccounts of the Variable Account and unloaned portion of the Fixed Account in the same proportion that such amounts bear to the total Contract Value. No CDSC is deducted at the time of the loan or on any transfers to the Collateral Fixed Account. If you provide specific instructions, loan amounts must be taken first from the Variable Account, and may only be taken from the unloaned portion of the Fixed Account to the extent that the Contract Value in the Variable Account is insufficient to provide the loan. If we cannot process the loan in accordance with your instructions, then the loan will not be processed until we receive further instructions from you.



        Until the loan has been repaid in full, that portion of the Collateral Fixed Account equal to the outstanding loan balance shall be credited on each Contract Anniversary with interest at an annual rate we declare from time to time, but will never be less than an annual rate of 3.0%. Specific loan terms are disclosed at the time of loan application or loan issuance.



        Loans must be repaid in substantially level payments, not less frequently than quarterly, within five years. Loans used to purchase your principal residence must be repaid within 15 years. During the loan term, the outstanding balance of the loan will continue to accrue interest at annual rates specified in the loan agreement or an amendment to the loan agreement. We will determine the loan interest rates at regular intervals at least once every twelve months, and not more frequently than once in any three month period. The maximum interest rate will be the greater of :



        - the Moody's Corporate Bond Yield Average - Monthly Average Corporates, as published by Moody's Investors Service, Inc., or its successor, (or if that average is no longer published, a substantially similar average), for the calendar month ending two months before the date the rate is determined; or
        -   4%.



        The loan interest rate is subject to change on each Contract Anniversary. If the loan interest rate changes, we will send you a new loan agreement setting out a new schedule of payments. We must reduce the loan interest if on a Contract Anniversary the maximum loan interest rate is lower than the interest rate for the previous Contract Year by 0.50% or more. Any increase to the loan interest rate must be at least 0.50%. The loan interest rate we charge will be equal to or less than the maximum loan interest rate at the time it is determined, and will never be higher than 15%.



        Loan repayments will consist of principal and interest in amounts set forth in the loan agreement or an amendment to the loan agreement. Loan principal repayments will, on the date they are received, be allocated among the Fixed Account and Subaccounts of the Variable Account in accordance with the allocation of Net Premium Payments then in effect.



        If you surrender your Contract while a loan is outstanding, you will receive the Cash Surrender Value, which is reduced to reflect the loan outstanding plus accrued interest. If the Owner/Annuitant dies while the loan is outstanding, the Death Benefit will also be reduced to reflect the amount of the loan outstanding plus accrued interest. If annuity payments start while the loan is outstanding, the Contract Value will be reduced by the amount of the outstanding loan plus accrued interest. Until the loan is repaid, we may restrict any transfer of the Contract which would otherwise qualify as a transfer as permitted in the Code.



        If a loan payment is not made when due, interest will continue to accrue. If a loan payment is not made within 31 days of when it was due, then the entire balance of the loan will be considered in default. This amount may be taxable to the borrower, and may be subject to the early withdrawal tax penalty. If you are not eligible to take a distribution pursuant to the Contract or plan provisions, the deemed distribution will be reportable for tax purposes, but will not be offset against the Contract Value until such time as a distribution may be made.



        Loans may also be subject to additional limitations or restrictions under the terms of the employer's plan. Loans permitted under this Contract may still be taxable in whole or part if the participant has additional loans from other plans or contracts. We will calculate the maximum nontaxable loan based on the information provided by the participant or the employer. In addition, if the section 403(b) Tax-Sheltered Annuity Contract is subject to the Employee Retirement Income Security Act of 1974 ("ERISA"), a loan will be treated as a "prohibited transaction" subject to certain penalties unless additional ERISA requirements are satisfied. You should seek competent legal advice before requesting a loan.



        If a loan is outstanding, all payments received from you will be considered loan repayments. Any payments received from your employer will be considered premium payments, unless specifically identified as loan repayments. We reserve the right to modify the terms or procedures associated with the loan privilege in the event of a change in the laws or regulations relating to the treatment of loans. We also reserve the right to assess a loan processing fee. IRA's, Non-Qualified Contracts and Qualified Contracts other than section 403(b) Tax-Sheltered Annuity Contracts are not eligible for loans.


SURRENDER AND WITHDRAWAL


        At any time prior to the Annuitization Date (or thereafter if Payment Option 1 has been elected) you may, upon proper written application deemed by us to be in good order, surrender the Contract. "Proper written application" means that you must request the surrender in writing and include the Contract. We may require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guaranty.



        We will, upon receipt of any such written request, pay to you the Cash Surrender Value. The Cash Surrender Value will reflect any applicable CDSC (see "Contingent Deferred Sales Charge", page 22), any outstanding loan and accrued interest, and, in certain states, a premium tax charge (see "Premium Taxes", page 24). The Cash Surrender Value may be more or less than the total of Premium Payments you made, depending on the market value of the underlying Fund shares, the amount of any applicable CDSC, and other factors.



        We will normally not permit Withdrawal or Surrender of Premium Payments made by check within the 15 calendar days prior to the date the request for Withdrawal or Surrender is received.

        At any time before the death of the Owner and after 30 days from the Date of Issue, the Owner may make a Withdrawal of a portion of the Contract Value. The minimum Withdrawal is $500, except where the Withdrawal is part of an automated process of paying investment advisory fees to the Owner's investment advisor. At least $3500 in Contract Value must remain after any Withdrawal.



        Generally, Withdrawals in the first Contract Year and Withdrawals in excess of 15% (10% in New Jersey and Washington) of Contract Value as of the most recent Contract Anniversary in any Contract Year are subject to the CDSC. See "Contingent Deferred Sales Charge", page 22. However, see "Available Automated Fund Management Features-Systematic Withdrawals" page 30, for information on a limited means of making systematic Withdrawals in the first year free of the CDSC. Another limited way to make a Withdrawal in the first year without paying a CDSC is to make a Withdrawal which is part of a series of substantially equal periodic payments made for the life of the Owner or the joint lives of the Owner and his or her spouse, under section 72(t)(2)(a)(iv) of the Code. Withdrawals will be deemed to be taken from Net Premium Payments in chronological order, with the oldest Net Premium Payment being withdrawn first. This method will tend to minimize the amount of the CDSD.



        The Withdrawal will be taken from the Subaccounts based on your instructions at the time of the Withdrawal. If you provide specific instructions, amounts must be deducted first from the Variable Account and may only be deducted from the unloaned portion of the Fixed Account to the extent that the Contract Value in the Variable Account is insufficient to accomplish the Withdrawal. If specific allocation instructions are not provided, the Withdrawal will be deducted pro rata from the Subaccounts and from the unloaned portion of the Fixed Account. Any CDSC associated with a Withdrawal will be deducted from the Subaccounts and from the Fixed Account based on the allocation percentages of the Withdrawal. Any amount of CDSC that we deduct from a Subaccount which is in excess of the available value in that Subaccount will be deducted pro rata among the remaining Subaccounts and the unloaned portion of the Fixed Account. If the Withdrawal cannot be processed in accordance with your instructions, then we will not process it until we receive further instructions.



     A Surrender or a Withdrawal may have tax consequences. See "Federal Income Tax Considerations", page 33.


PAYMENTS

        We will pay any funds surrendered or withdrawn from the Variable Account within 7 days of receipt of such request. However, we reserve the right to suspend or postpone the date of any payment or transfer of any benefit or values for any Valuation Period:

        (1)when the New York Stock Exchange ("Exchange") is closed,

        (2)when trading on the Exchange is restricted,

        (3)when an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

        (4)during any other period when the Securities and Exchange Commission, by order, so permits for the protection of security holders.

The rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (2) and (3) exist.


        We reserve the right to delay payment of any amounts allocated to the Fixed Account which are payable as a result of a Surrender, Withdrawal or loan for up to six months after we receive a written request in a form satisfactory to us.

SURRENDERS AND WITHDRAWALS UNDER A TAX-SHELTERED ANNUITY CONTRACT

        Where the Contract has been issued as a Tax-Sheltered Annuity, the Owner may surrender or make a Withdrawal of part or all of the Contract Value at any time this Contract is in force prior to the earlier of the Annuitization Date or the death of the Designated Annuitant except as provided below:

        (a) The surrender or Withdrawal of Contract Value attributable to contributions made pursuant to a salary reduction agreement (within the meaning of Code Section 402(g)(3)(A) or (C)), or transfers from a Custodial Account described in Section 403(b)(7) of the Code, may be executed only:

               1. when the Owner attains age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Code Section 72(m)(7)); or

               2.     in the case of hardship (as defined for purposes of Code
                      Section 401 (k)), provided that any surrender of Contract Value in the case of hardship may not include any income attributable to salary reduction contributions.

        (b) The surrender and Withdrawal limitations described in (a) above for Tax-Sheltered Annuities apply to:

               1. salary reduction contributions to Tax-Sheltered Annuities made for plan years beginning after December 31, 1988;

               2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

               3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings, and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

        (c) Any Distribution other than the above, including exercise of a contractual ten-day free look provision (when available) may result in the immediate application of taxes and penalties and/or retroactive disqualification of a Qualified Contract or Tax-Sheltered Annuity.

        A premature Distribution may not be eligible for rollover treatment. To assist in preventing disqualification in the event of a ten-day free look, National Life will agree to transfer the proceeds to another contract which meets the requirements of Section 403(b) of the Code, upon proper direction by the Owner. The foregoing is National Life's understanding of the withdrawal restrictions which are currently applicable under Section 403(b)(11) and Revenue Ruling 90-24. Such restrictions are subject to legislative change and/or reinterpretation from time to time. Distributions pursuant to Qualified Domestic Relations Orders will not be considered to be a violation of the restrictions stated in this provision.

        The Contract surrender and Withdrawal provisions may also be modified pursuant to the plan terms and Code tax provisions for Qualified Contracts.

TELEPHONE TRANSACTION PRIVILEGE


     If you elect the telephone transaction privilege, you may make changes in Net Premium Payment allocations, transfers, or initiate dollar costs averaging or portfolio rebalancing, and in the case of section 403(b) Tax Sheltered Annuities, take loans up to $10,000, by providing instructions to us at our Home Office over the telephone. You can make the election either on the application for the Contract or by providing a proper written authorization to us. We reserve the right to suspend telephone transaction privileges at any time and for any reason. You may, on the application or by a written authorization, authorize your National Life agent to provide telephone instructions on your behalf.

     We employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If we follow these procedures we will not be liable for any losses due to unauthorized or fraudulent instructions. We may be liable for any such losses if those reasonable procedures are not followed. The procedures followed for telephone transfers will include one or more of the following:

     (1) requiring some form of personal identification prior to acting on instructions received by telephone,

     (2) providing written confirmation of the transaction, and

     (3) making a tape recording of the instructions given by telephone.

AVAILABLE AUTOMATED FUND MANAGEMENT FEATURES

     We currently offer the following free automated fund management features. However, we are not legally obligated to continue to offer these features and we may cease offering one or more of such features at any time, after providing 60 days prior written notice to all Owners who are currently utilizing the features being discontinued. Only one automated fund management feature is available under any single Contract at one time.

     Dollar Cost Averaging. This feature permits you to automatically transfer funds from the Money Market Subaccount to any other Subaccounts on a monthly basis. You may elect it at issue by marking the appropriate box on the initial application and completing the appropriate instruction or after issue by filling out similar information on a change request form and sending it to us.

     If you elect this feature, each month on the Monthly Contract Date we will take the amount to be transferred from the Money Market Subaccount and transfer it to the Subaccount or Subaccounts designated to receive the funds. This procedure starts with the Monthly Contract Date next succeeding the Date of Issue or next succeeding the date of an election subsequent to purchase and stops when the amount in the Money Market Subaccount is depleted. The minimum monthly transfer by Dollar Cost Averaging is $100, except for the transfer which reduces the amount in the Money Market Subaccount to zero. You may discontinue Dollar Cost Averaging at any time by sending an appropriate change request form to us.

     This feature allows you to move funds into the various investment classes on a more gradual and systematic basis than the frequency on which Premium Payments ordinarily are made. The periodic investment of the same amount will result in higher numbers of units being purchased when unit prices are lower and lower numbers of units being purchased when unit prices are higher. This technique will not assure a profit or protect against a loss in declining markets. For the dollar cost averaging technique to be effective, amounts should be available for allocation from the Money Market Subaccount through periods of low price levels as well as higher price levels.

     Portfolio Rebalancing. This feature permits you to automatically rebalance the value in the Subaccounts on a quarterly, semi-annual or annual basis, based on the premium allocation percentages in effect at the time of the rebalancing. You may elect it at issue by marking the appropriate box on the initial application or after issue by completing a change request form and sending it to us.

     In Contracts utilizing Portfolio Rebalancing from the Date of Issue, an automatic transfer takes place which causes the percentages of the current values in each Subaccount to match the current premium allocation percentages. This procedure starts with the Monthly Contract Date three, six or twelve months after the Date of Issue and continues on each Monthly Contract Date three, six or twelve months thereafter. Contracts electing Portfolio Rebalancing after issue will have the first automated transfer occur as of the Monthly Contract Date on or next following the date that the election is received. Subsequent rebalancing transfers occur every three, six or twelve months thereafter. You may discontinue Portfolio Rebalancing at any time by submitting an appropriate change request form.

     If you change the Contract's premium allocation percentages, Portfolio Rebalancing will automatically be discontinued unless you specifically direct otherwise.

     Portfolio Rebalancing results in periodic transfers out of Subaccounts that have had relatively favorable investment performance and into Subaccounts which have had relatively unfavorable investment performance.


        Systematic Withdrawals. At any time after one year from the Date of Issue, if the Contract Value at the time of initiation of the program is at least $15,000, you may elect in writing to take systematic Withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual or annual basis. You may provide specific instructions as to how the systematic Withdrawals are to be taken, but the Withdrawals must be taken first from the Subaccounts and may only be taken from the unloaned portion of the Fixed Account to the extent that the Contract Value in the Variable Account is insufficient to accomplish the Withdrawal. If you have not provided specific instructions or if specific instructions cannot be carried out, we process the Withdrawals by taking Accumulation Units from all of the Subaccounts in which you have an interest and the unloaned portion of the Fixed Account on a pro rata basis. Each systematic Withdrawal is subject to federal income taxes. In addition, a 10% federal penalty tax may be assessed on systematic Withdrawals if you are under age 59 1/2. If you direct, we will withhold federal income taxes from each systematic Withdrawal. A systematic Withdrawal program terminates automatically when a systematic Withdrawal would cause the remaining Contract Value to be $3,500 or less. If this happens, then the systematic Withdrawal transaction causing the Contract Value to fall below $3500 will not be processed. You may discontinue systematic Withdrawals at any time by notifying us in writing.


        A CDSC may apply to systematic Withdrawals in accordance with the considerations set forth in "Contingent Deferred Sales Charge", page 22. If you withdraw amounts pursuant to a systematic Withdrawal program, then, in most states, you may withdraw in each Contract Year after the first Contract Year without a CDSC an amount up to 15% of the Contract Value as of the most recent Contract Anniversary (a 10% CDSC-free Withdrawal provision applies in New Jersey and Washington see "Contingent Deferred Sales Charge," page 22). Both Withdrawals you request and Withdrawals pursuant to a systematic Withdrawal program will count toward the limit of the amount that may be withdrawn in any Contract Year free of the CDSC. In addition, any amount withdrawn in order to meet minimum Distribution requirements under the Code shall be free of CDSC.

        Limited systematic Withdrawals are also available in the first Contract Year (but after 30 days from issue). These systematic Withdrawals are limited to monthly systematic Withdrawal programs only. The maximum aggregate amount for the remaining months of the first Contract Year is the annual amount that may be withdrawn in Contract Years after the first Contract Year free of a CDSC (i.e., either 15% or 10% of the Contract Value, depending on the state). These systematic Withdrawals will not be subject to a CDSC. The other rules for systematic Withdrawals made after the first Contract Year, including the $15,000 minimum Contract Value, minimum $100 payment, and allocation rules, will apply to these systematic Withdrawals.

CONTRACT RIGHTS UNDER CERTAIN PLANS

     Contracts may be purchased in connection with a plan sponsored by an employer. In such cases, all rights under the Contract rest with the Owner, which may be the employer or other obligor under the plan, and benefits available to participants under the plan are governed solely by the provisions of the plan. Accordingly, some of the options and elections under the Contract may not be available to participants under the provisions of the plan. In such cases, participants should contact their employers for information regarding the specifics of the plan.

                               THE FIXED ACCOUNT

        Net Premium Payments under the Fixed Account portion of the Contract and transfers to the Fixed Account portion are part of our general account, which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the general account are not registered under the Securities Act of 1933 ("Securities Act"), nor is the general account registered as an investment company under the Investment Company Act. Accordingly, neither the general account nor any interest therein are generally subject to the provisions of the Securities Act or Investment Company Act, and we have been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus which relate to the guaranteed interest portion. Disclosures regarding the Fixed Account portion of the Contract and the general account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

        The Fixed Account is made up of all our general assets, other than those in the Variable Account and any other segregated asset account. Fixed Account Net Premium Payments will be allocated to the Fixed Account by election of the Owner at the time of purchase or by a later change in allocation of Net Premium Payments. We will invest the assets of the Fixed Account in those assets we choose and allowed by applicable law.

MINIMUM GUARANTEED AND CURRENT INTEREST RATES


        The Contract Value held in the Fixed Account which is not held in a Collateral Fixed Account is guaranteed to accumulate at a minimum effective annual interest rate of 3.0%. We may credit the Contract Value in the unloaned portion of the Fixed Account with current rates in excess of the minimum guarantee but we are not obligated to do so. We have no specific formula for determining current interest rates. Since we, in our sole discretion, anticipate changing the current interest rate from time to time, allocations to the Fixed Account made at different times are likely to be credited with different current interest rates. We declare an interest rate each month to apply to amounts allocated or transferred to the Fixed Account in that month. The rate declared on such amounts remains in effect for twelve months. At the end of the 12-month period, we reserve the right to declare a new current interest rate on such amounts and accrued interest thereon (which may be a different current interest rate than the current interest rate on new allocations to the Fixed Account on that date). We determine any interest credited on the amounts in the Fixed Account in excess of the minimum guaranteed rate of 3.0% per year in our discretion. You assume the risk that interest credited may not exceed the guaranteed minimum rate. Amounts allocated to the Fixed Account do not share in the investment performance of our general account or any portion thereof.



        Amounts deducted from the unloaned portion of the Fixed Account for the charge for the optional Enhanced Death Benefit Rider, the Annual Contract Fee or transfers to the Variable Account are, for the purpose of crediting interest, accounted for on a last in, first out basis. Amounts deducted from the unloaned portion of the Fixed Account for Withdrawals are accounted for on a first in, first out basis for such purpose.


        National Life reserves the right to change the method of crediting interest from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest below 3.0% per annum or shorten the period for which the interest rate applies to less than 12 months.

      For Contracts purchased in the State of Washington, no Premium Payments or Contract Value may be allocated to the Fixed Account.

ENHANCED FIXED ACCOUNT

      During special promotional periods (the "offer period"), we may make available to the Contracts a special Fixed Account Option, called the "Enhanced Fixed Account". The Enhanced Fixed Account, when available, allows you to move value into the Variable Account on a gradual and systematic basis, while earning interest at a higher fixed rate that that otherwise offered on the Fixed Account on your value while it awaits transfer into the Variable Account.

      During an offer period (which will be from time to time at our discretion), the Enhanced Fixed Account will be available to new and existing Contract Owners who make a one-time new Premium Payment of at least a minimum dollar amount we specify at the time of the offer. Contract Value in the Enhanced Fixed Account will accumulate at an effective annual interest rate in excess of the current rates then being credited to Contract Value in the Fixed Account. We will declare the interest rate for the Enhanced Fixed Account at the time of the offer in our discretion, and this interest rate will apply for the entire offer period. When we set an offer period, we will announce all the terms of the Enhanced Fixed Account, and post this information on our web site at www.nlv.com.

      We will require that the Contract Value in the Enhanced Fixed Account be systematically transferred on a monthly basis from the Enhanced Fixed Account to the Subaccounts. The required monthly transfer amount will be a percentage of the Premium Payment allocated to the Enhanced Fixed Account. We will declare this percentage at the time of the offer, in our discretion. Each month on the Monthly Contract Date, the monthly transfer amount will be transferred from the Enhanced Fixed Account to the Subaccounts and in the percentage amounts selected by the Owner (other than the Money Market Subaccount), until the Contract Value in the Enhanced Fixed Account is exhausted.

      The Enhanced Fixed Account will be part of the Fixed Account described above.

      Transfers into the Enhanced Fixed Account will not be allowed. The Owner may transfer Contract Value out of the Enhanced Fixed Account at any time, by making a transfer request. If the entire Contract Value in the Enhanced Fixed Account is transferred out, the program ends. If less than the entire Contract Value in the Enhanced Fixed Account is transferred out, the scheduled monthly transfers will continue until the Enhanced Fixed Account is exhausted.

      Withdrawals from the Enhanced Fixed Account will be allowed, in the same manner as for other Withdrawals, but will be subject to any applicable CDSC.

      For Contracts utilizing the Enhanced Fixed Account, National Life reserves the right to reduce the number of different Subaccounts, other than the Money Market Subaccount, that may be used by the Contract over its entire lifetime from 16 to 15. There is no charge for participating in an offer period.

      This program is not available simultaneously with Dollar Cost Averaging, Portfolio Rebalancing or Systematic Withdrawals. If you elect Systematic Withdrawals while you have Contract Value in the Enhanced Fixed Account, your Contract Value in the Enhanced Fixed Account will immediately be transferred to your selected Subaccounts.

      During the offer period we may permit, in our discretion, additional Premium Payments on the same Contract to be allocated to the Enhanced Fixed Account. If we do so, we will add a declared percentage of the new Premium Payment to the original monthly transfer amount, the same instructions for allocating to the Subaccounts will apply, and the program will continue to operate until the Contract Value in the Enhanced Fixed Account is exhausted.

      We may need to refund Premium Payments intended for the Enhanced Fixed Account if they are less than the minimum required, if they are received after the end of the offer period, or if, for any other reason, the written instructions of the Owner cannot be carried out. We may hold these Premium Payments for up to 20 days before refunding them. Any amounts refunded will be credited with interest at 5%.

      This program will not be available in the State of Washington.

                     OPTIONAL ENHANCED DEATH BENEFIT RIDER

        You may choose to include the Enhanced Death Benefit Rider in your Contract. The Rider is subject to the restrictions and limitations set forth in it. Election of this optional benefit involves an additional cost. This Rider is not available in Texas. If you elected the Enhanced Death Benefit Rider, then the following enhanced death benefit will be payable to the Beneficiary if you (or the first of Joint Owners, or the Annuitant if the Owner is not a natural person) die prior to reaching age 81 (on an age nearest birthday basis) the highest of:

        (a)  Contract Value;

        (b) the total of all Net Premium Payments, less all Withdrawals (including any CDSC deducted in connection with such Withdrawals) and less any outstanding loan and accrued interest, and



        (c) the largest Contract Value as of any prior Contract Anniversary after the Enhanced Death Benefit Rider was applicable to the Contract, plus Net Premium Payments,minus any Withdrawals (including any CDSC deducted in connection with such Withdrawals), and minus any loan taken and accrued interest thereon, in each case since such Contract Anniversary.


        We calculate this as of the date we receive due proof of death. Any applicable premium tax charge payable on your death will be applied to reduce the value of the determined enhanced death benefit (see "Premium Taxes, page
24).

        If you (or the first of Joint Owners, or the Annuitant if the Owner is not a natural person) die at age 81 or later, the death benefit will not be enhanced and will be an amount equal to Contract Value, less any applicable premium tax charge.


        The Enhanced Death Benefit Rider is available at issue if you are age 75 or younger. It is available after issue if you are age 75 or younger only on a Contract Anniversary and only if at the time of the Rider is requested the Contract Value is greater than the total of all Net Premium Payments less all Withdrawals, and any outstanding loan on the Contract and accrued interest on such loan.


        The annual charge for this Rider is 0.20% of Contract Value. After you reach ago 80, on an age nearest birthday basis, we discontinue the charge. See "Charge for Optional Enhanced Death Benefit Rider", page 24.

        We distribute the Enhanced Death Benefit in the same manner as the normal Death Benefit. See "Death of Owner", page 19.

                       FEDERAL INCOME TAX CONSIDERATIONS

        The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws.

        If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

TAXATION OF NON-QUALIFIED CONTRACTS

        Non-Natural Person. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

        The following discussion generally applies to Contracts owned by natural persons.

        Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

        Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

        --     made on or after the taxpayer reaches age 59 1/2

        --     made on or after the death of an Owner;

        --     attributable to the taxpayer's becoming disabled; or

        -- made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

        Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

        Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

        Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

        Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

        Multiple Contracts. All annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

        The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

        Individual Retirement Accounts (IRAs), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of $2,000 or 100% of adjusted gross income. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. The Internal Revenue Service has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional Enhanced Death Benefit provision in the Contract comports with IRA qualification requirements.

        SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $6,000 (as increased for cost of living adjustments). The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

        Roth IRAs, as described in Code section 408A, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

        Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract includes an Enhanced Death Benefit that in some cases may exceed the greater of the premium payments or the account value. The Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the Death Benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

        Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

        Section 457 Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. All such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

        Other Tax Issues. Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

        Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not have tax withheld from distributions.

        "Eligible rollover distributions" from section 401(a) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

POSSIBLE TAX LAW CHANGES

        Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

        We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

                               GENDER NEUTRALITY

        In 1983, the United States Supreme Court held that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964 vary between men and women on the basis of sex. The Court applied its decision to benefits derived from contributions made on or after August 1, 1983. Lower federal courts have since held that the Title VII prohibition of sex-distinct benefits may apply at an earlier date. In addition, some states prohibit using sex-distinct mortality tables.

        The Contract uses sex-distinct actuarial tables, unless state law requires the use of sex-neutral actuarial tables. As a result, the Contract generally provides different benefits to men and women of the same age. Employers and employee organizations which may consider buying Contracts in connection with any employment-related insurance or benefits program should consult their legal advisors to determine whether the Contract is appropriate for this purpose.

                                 VOTING RIGHTS

        Voting rights under the Contracts apply only with respect to Net Premium Payments or accumulated amounts allocated to the Variable Account.

        In accordance with our view of present applicable law, we vote the shares of the Funds held in the Variable Account at regular and special meetings of the shareholders of the Funds. These shares are voted in accordance with instructions received from you if you have an interest in the Variable Account. If the Investment Company Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the shares of the Funds in our own right, we may elect to do so.

        The person having the voting interest under a Contract is the Owner. The number of Fund shares attributable to each Owner is determined by dividing the Owner's interest in each Subaccount by the net asset value of the Fund corresponding to the Subaccount.

        We determine the number of shares which a person has the right to vote on a date we choose not more than 90 days prior to the meeting of the Fund. We solicit voting instructions by written communication at least 21 days prior to such meeting.

        We vote Fund shares held in the Variable Account as to which no timely instructions are received in the same proportions as the voting instructions we receive with respect to all contracts participating in the Variable Account.

        Each person having a voting interest will receive periodic reports relating to the Funds, proxy material and a form with which to give such voting instructions.

                          CHANGES TO VARIABLE ACCOUNT

        We reserve the right to create one or more new separate accounts, combine or substitute separate accounts, or to add new investment Funds for use in the Contracts at any time. In addition, if the shares of the Funds described in this Prospectus should no longer be available for investment by the Variable Account or, if in our judgment further investment in such Fund shares should become inappropriate, we may eliminate Subaccounts, combine two or more Subaccounts or substitute one or more Funds for other Fund shares already purchased or to be purchased in the future under the Contract. No substitution of securities in the Variable Account may take place without prior approval of the Securities and Exchange Commission and under such requirements as it may impose. We may also operate the Variable Account as a management investment company under the Investment Company Act, deregister the Variable Account under the Investment Company Act (if such registration is no longer required), transfer all or part of the assets of the Variable Account to another separate account or to the Fixed Account (subject to obtaining all necessary regulatory approvals), and make any other changes reasonably necessary under the Investment Company Act or applicable state law.

                                  ADVERTISING

YIELD

        A "yield" and "effective yield" may be advertised for the Market Street Money Market Portfolio Subaccount. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Subaccount's units. Yield is an annualized figure, which means that it is assumed that the Subaccount generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the Securities and Exchange Commission. The effective yield will be slightly higher than yield due to this compounding effect.

PERFORMANCE

        We may also from time to time advertise the performance of the Subaccounts of the Variable Account relative to the performance of other variable annuity subaccounts or funds with similar or different objectives, or the investment industry as a whole. Other investments to which the Subaccounts may be compared include, but are not limited to: precious metals; real estate; stocks and bonds; closed-end funds; CDs; bank money market deposit accounts and passbook savings; and the Consumer Price Index.

        Market Comparisons. The Subaccounts of the Variable Account may also be compared to certain market indexes, which may include, but are not limited to: S&P 500; Shearson/Lehman Intermediate Government/Corporate Bond Index; Shearson/Lehman Long-Term Government/Corporate Bond Index; Donoghue Money Fund Average; U.S. Treasury Note Index; Bank Rate Monitor National Index of 2 Year CD Rates; and Dow Jones Industrial Average.

        Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to: Lipper Analytical Services, Inc., CDA/ Wiesenberger, Morningstar, Donoghue's; magazines such as Money, Forbes, Kiplinger's Personal Finance Magazine, Financial World, Consumer Reports, Business Week, Time, Newsweek, National Underwriter, U.S. News and World Report; rating services such as LIMRA, Value, Best's Agent Guide, Western Annuity Guide, Comparative Annuity Reports; and other publications such as the Wall Street Journal, Barron's, Investor's Daily, and Standard & Poor's Outlook. In addition, Variable Annuity Research & Data Service (The VARDS Report) is an independent rating service that ranks over 500 variable annuity funds based upon total return performance. These rating services and publications rank the performance of the Funds against all funds over specified periods and against funds in specified categories. The rankings may or may not include the effects of sales or other charges.

        Rating Services. We are also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best. The purpose of these ratings is to reflect our financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend us or the Contracts. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

        Historical Performance. We may from time to time advertise several types of historical performance for the Subaccounts of the Variable Account. We may advertise for the Subaccounts standardized "average annual total return," calculated in a manner prescribed by the Securities and Exchange Commission, and nonstandardized "total return."

        Standardized Average Annual Total Return.. Standardized Average Annual Total Return" will show the percentage rate of return of a hypothetical initial investment of $1,000 for at least the most recent one, five and ten year period, or for a period covering the time the Subaccount has been in existence, if the Subaccount has not been in existence for one of the prescribed periods. This calculation reflects the deduction of all applicable charges made to the Contracts except for premium taxes, which may be imposed by certain states.

               The charts below show Standardized Average Annual Total Return for the Subaccounts for the indicated periods. For the purposes of calculating Standardized Average Annual Total Return, the Mortality and Expense Risk Charge of 1.25%, the Administration Charge of

        0.15%, the Annual Contract Fee of $30.00, the applicable CDSC, the optional Enhanced Death Benefit Rider charge of 0.20% were deducted. For purposes of computing the Annual Contract Fee, the Annual Contract Fee has been converted into a per-dollar per-day charge. The per-dollar per-day charge has been converted based on the actual average Accumulated Value of the Contracts as of December 31, 1998. The charge works out to 0.05% per annum. The returns shown in the "Life of Subaccount to 12/31/98" column, where the life of the Subaccount is less than 1 year, are not annualized.

               Based on the method of calculation described above, the Standardized Average Annual Total Returns for the Subaccounts for the periods ending December 31, 1998 were:




Standardized Average Annual Total Return
(Assuming the Enhanced Death Benefit Rider Is Elected)
                                          1 Year to     5 Years to    10 Years to     Life of Subaccount    Date Subaccount
                                          12/31/98        12/31/98       12/31/98           to 12/31/98*    Effective
                                          --------        --------       --------           ------------    ---------
Alger American Small Capitalization         6.70%           N/A           N/A                12.20%         7/2/97
Alger American Growth                      38.70%           N/A           N/A                31.30%         7/2/97
Fidelity VIP Fund-Equity Income             2.80%           N/A           N/A                 9.10%         7/2/97
Fidelity VIP Fund-Growth                   30.20%           N/A           N/A                26.20%         7/2/97
Fidelity VIP Fund-High Income             -12.90%           N/A           N/A                -2.70%         7/2/97
Fidelity VIP Fund-Overseas                  3.90%           N/A           N/A                -0.40%         7/2/97
Fidelity VIP Fund II-Index 500             19.20%           N/A           N/A                20.50%         7/2/97
Fidelity VIP Fund II-Contrafund            20.90%           N/A           N/A                22.20%         7/2/97
Market Street Growth                        4.70%           N/A           N/A                10.10%         7/2/97
Market Street Sentinel Growth               6.60%           N/A           N/A                14.20%         7/2/97
Market Street Aggressive Growth            -0.90%           N/A           N/A                 5.50%         7/2/97
Market Street Managed                       3.70%           N/A           N/A                 8.80%         7/2/97
Market Street Bond                         -0.50%           N/A           N/A                 4.50%         7/2/97
Market Street International                 1.40%           N/A           N/A                -1.70%         7/2/97
Market Street Money Market                 -3.40%           N/A           N/A                -0.30%         7/2/97
Strong Opportunity Fund II, Inc.            4.70%           N/A           N/A                12.50%         7/2/97
Strong Mid Cap Growth Fund                 19.60%           N/A           N/A                23.60%         7/2/97
Van Eck Worldwide Bond                      3.90%           N/A           N/A                 5.00%         7/2/97
American Century VP Value                     N/A           N/A           N/A                -4.00%         8/3/98
American Century VP Income & Growth           N/A           N/A           N/A                 1.80%         8/3/98
Goldman Sachs International Equity            N/A           N/A           N/A                -7.50%         8/3/98
Goldman Sachs Global Income                   N/A           N/A           N/A                -3.00%         8/3/98
Goldman Sachs CORE Small Cap Equity           N/A           N/A           N/A               -13.70%         8/3/98
Goldman Sachs Mid Cap Value                   N/A           N/A           N/A                -9.00%         8/3/98
J.P. Morgan International
Opportunities                                 N/A           N/A           N/A               -11.90%         8/3/98
J.P. Morgan Small Company                     N/A           N/A           N/A                -8.90%         8/3/98
Neuberger Berman Partners                     N/A           N/A           N/A                -5.90%         8/3/98

*The returns shown in the "Life of Subaccount to 12/31/98" column, where the life of the Subaccount is less than 1 year, are not annualized.

               The chart below shows Standardized Average Annual Total Returns for a Contract which does not elect the optional Enhanced Death Benefit:




Standardized Average Annual Total Return
(Assuming the Enhanced Death Benefit Rider Is Not Elected)

                                          1 Year to    5 Years to   10 Years to    Life of Subaccount     Date Subaccount
                                           12/31/98      12/31/98      12/31/98          to 12/31/98*           Effective

Alger American Small Capitalization         6.90%          N/A          N/A               12.40%               7/2/97
Alger American Growth                      39.00%          N/A          N/A               31.50%               7/2/97
Fidelity VIP Fund-Equity Income             3.00%          N/A          N/A                9.30%               7/2/97

Fidelity VIP Fund-Growth                   30.50%          N/A          N/A               26.40%               7/2/97
Fidelity VIP Fund-High Income             -12.70%          N/A          N/A               -2.50%               7/2/97
Fidelity VIP Fund-Overseas                  4.10%          N/A          N/A               -0.20%               7/2/97
Fidelity VIP Fund II-Index 500             19.50%          N/A          N/A               20.80%               7/2/97
Fidelity VIP Fund II-Contrafund            21.10%          N/A          N/A               22.50%               7/2/97
Market Street Growth                        4.90%          N/A          N/A               10.40%               7/2/97
Market Street Sentinel Growth               6.80%          N/A          N/A               14.40%               7/2/97
Market Street Aggressive Growth            -0.70%          N/A          N/A                5.70%               7/2/97
Market Street Managed                       3.90%          N/A          N/A                9.00%               7/2/97
Market Street Bond                         -0.30%          N/A          N/A                4.70%               7/2/97
Market Street International                 1.60%          N/A          N/A               -1.40%               7/2/97
Market Street Money Market                 -3.20%          N/A          N/A               -0.10%               7/2/97
Strong Opportunity Fund II, Inc.            4.90%          N/A          N/A               12.80%               7/2/97
Strong Mid Cap Growth Fund                 19.80%          N/A          N/A               23.80%               7/2/97
Van Eck Worldwide Bond                      4.10%          N/A          N/A                5.30%               7/2/97
American Century VP Value                     N/A          N/A          N/A               -3.90%               8/3/98
American Century VP Income & Growth           N/A          N/A          N/A                1.90%               8/3/98
Goldman Sachs International Equity            N/A          N/A          N/A               -7.40%               8/3/98
Goldman Sachs Global Income                   N/A          N/A          N/A               -2.90%               8/3/98
Goldman Sachs CORE Small Cap Equity           N/A          N/A          N/A              -13.60%               8/3/98
Goldman Sachs Mid Cap Value                   N/A          N/A          N/A               -8.90%               8/3/98
J.P. Morgan International
Opportunities                                 N/A          N/A          N/A              -11.80%               8/3/98
J.P. Morgan Small Company                     N/A          N/A          N/A               -8.90%               8/3/98
Neuberger Berman Partners                     N/A          N/A          N/A               -5.80%               8/3/98

*The returns shown in the "Life of Subaccount to 12/31/98" column, where the life of the Subaccount is less than 1 year, are not annualized.

        Other Total Returns. Other "total returns" include nonstandardized Subaccount average annual total returns and adjusted historic fund performance data.

               Nonstandardized Average Annual Total Return. "Nonstandardized Average Annual Total Return" will be calculated in a similar manner and for the same time periods as the standardized average annual total return but will not reflect the deduction of any applicable CDSC, which, if reflected, would decrease the level of performance shown. The Contingent Deferred Sales Charge is not reflected because the Contracts are designed for long term investment. Nonstandardized performance data will only be disclosed if standardized average annual total return for the Subaccounts for the required periods is also disclosed.

               The charts below show Nonstandardized Average Annual Total Return for the Subaccounts for the indicated periods. For the purposes of calculating Nonstandardized Average Annual Total Return, the Mortality and Expense Risk Charge of 1.25%, the Administration Charge of 0.15%, the Annual Contract Fee of $30.00, and the optional Enhanced Death Benefit Rider charge of 0.20% were deducted. For purposes of computing the Annual Contract Fee, the Annual Contract Fee has been converted into a per-dollar per-day charge. The per-dollar per-day charge has been converted based on the actual average Accumulated Value of the Contracts as of December 31, 1998. The charge works out to 0.05% per annum.

               Based on the method of calculation described above, the Nonstandardized Subaccount Average Annual Total Returns for the Subaccounts for the period ending December 31, 1998, were:


Nonstandardized Average Annual Total Return
(Assuming the Enhanced Death Benefit Rider Is Elected)
                                             1 Year to   5 Years to   10 Years to   Life of Subaccount    Date Subaccount
                                              12/31/98     12/31/98      12/31/98         to 12/31/98*    Effective
                                              --------     --------      --------         ------------    ---------
Alger American Small Capitalization           13.70%         N/A           N/A             15.90%              7/2/97
Alger American Growth                         45.70%         N/A           N/A             34.70%              7/2/97
Fidelity VIP Fund-Equity Income                9.80%         N/A           N/A             12.90%              7/2/97
Fidelity VIP Fund-Growth                      37.20%         N/A           N/A             29.70%              7/2/97
Fidelity VIP Fund-High Income                 -5.90%         N/A           N/A              1.30%              7/2/97
Fidelity VIP Fund-Overseas                    10.90%         N/A           N/A              3.60%              7/2/97
Fidelity VIP Fund II-Index 500                26.20%         N/A           N/A             24.10%              7/2/97
Fidelity VIP Fund II-Contrafund               27.90%         N/A           N/A             25.80%              7/2/97
Market Street Growth                          11.70%         N/A           N/A             13.90%              7/2/97
Market Street Sentinel Growth                 13.60%         N/A           N/A             17.90%              7/2/97
Market Street Aggressive Growth                6.10%         N/A           N/A              9.40%              7/2/97
Market Street Managed                         10.70%         N/A           N/A             12.60%              7/2/97
Market Street Bond                             6.50%         N/A           N/A              8.40%              7/2/97
Market Street International                    8.40%         N/A           N/A              2.30%              7/2/97
Market Street Money Market                     3.60%         N/A           N/A              3.70%              7/2/97
Strong Opportunity Fund II, Inc.              11.70%         N/A           N/A             16.30%              7/2/97
Strong Mid Cap Growth Fund                    26.60%         N/A           N/A             27.10%              7/2/97
Van Eck Worldwide Bond                        10.90%         N/A           N/A              8.90%              7/2/97
American Century VP Value                        N/A         N/A           N/A              3.00%              8/3/98
American Century VP Income & Growth              N/A         N/A           N/A              8.80%              8/3/98
Goldman Sachs International Equity               N/A         N/A           N/A             -0.50%              8/3/98
Goldman Sachs Global Income                      N/A         N/A           N/A              4.00%              8/3/98
Goldman Sachs CORE Small Cap Equity              N/A         N/A           N/A             -6.70%              8/3/98
Goldman Sachs Mid Cap Value                      N/A         N/A           N/A             -2.00%              8/3/98
J.P. Morgan International
Opportunities                                    N/A         N/A           N/A             -4.90%              8/3/98
J.P. Morgan Small Company                        N/A         N/A           N/A             -1.90%              8/3/98
Neuberger Berman Partners                        N/A         N/A           N/A              1.10%              8/3/98

*The returns shown in the "Life of Subaccount to 12/31/98" column, where the life of the Subaccount is less than 1 year, are not annualized.

               The chart below shows Nonstandardized Average Annual Total Returns for a Contract which does not elect the optional Enhanced Death Benefit Rider.


Nonstandardized Average Annual Total Return
(Assuming the Enhanced Death Benefit Rider Is Not Elected)
                                         1 Year to   5 Years to   10 Years to   Life of Subaccount     Date Subaccount
                                          12/31/98     12/31/98      12/31/98         to 12/31/98*     Effective
                                          --------     --------      --------         ------------     ---------
Alger American Small Capitalization       13.90%         N/A          N/A              16.20%             7/2/97
Alger American Growth                     46.00%         N/A          N/A              35.00%             7/2/97
Fidelity VIP Fund-Equity Income           10.00%         N/A          N/A              13.10%             7/2/97
Fidelity VIP Fund-Growth                  37.50%         N/A          N/A              30.00%             7/2/97
Fidelity VIP Fund-High Income             -5.70%         N/A          N/A               1.50%             7/2/97
Fidelity VIP Fund-Overseas                11.10%         N/A          N/A               3.80%             7/2/97
Fidelity VIP Fund II-Index 500            26.50%         N/A          N/A              24.40%             7/2/97
Fidelity VIP Fund II-Contrafund           28.10%         N/A          N/A              26.10%             7/2/97
Market Street Growth                      11.90%         N/A          N/A              14.10%             7/2/97
Market Street Sentinel Growth             13.80%         N/A          N/A              18.10%             7/2/97
Market Street Aggressive Growth            6.30%         N/A          N/A               9.60%             7/2/97
Market Street Managed                     10.90%         N/A          N/A              12.80%             7/2/97
Market Street Bond                         6.70%         N/A          N/A               8.60%             7/2/97
Market Street International                8.60%         N/A          N/A               2.50%             7/2/97
Market Street Money Market                 3.80%         N/A          N/A               3.90%             7/2/97
Strong Opportunity Fund II, Inc.          11.90%         N/A          N/A              16.50%             7/2/97
Strong Mid Cap Growth Fund                26.80%         N/A          N/A              27.40%             7/2/97
Van Eck Worldwide Bond                    11.10%         N/A          N/A               9.10%             7/2/97
American Century VP Value                    N/A         N/A          N/A               3.10%             8/3/98
American Century VP Income & Growth          N/A         N/A          N/A               8.90%             8/3/98
Goldman Sachs International Equity           N/A         N/A          N/A              -0.40%             8/3/98
Goldman Sachs Global Income                  N/A         N/A          N/A               4.10%             8/3/98
Goldman Sachs CORE Small Cap Equity          N/A         N/A          N/A              -6.60%             8/3/98
Goldman Sachs Mid Cap Value                  N/A         N/A          N/A              -1.90%             8/3/98
J.P. Morgan International
Opportunities                                N/A         N/A          N/A              -4.80%             8/3/98
J.P. Morgan Small Company                    N/A         N/A          N/A              -1.90%             8/3/98
Neuberger Berman Partners                    N/A         N/A          N/A               1.20%             8/3/98

*The returns shown in the "Life of Subaccount to 12/31/98" column, where the life of the Subaccount is less than 1 year, are not annualized.

               Adjusted Historic Average Annual Total Return. In addition, historic performance data may be presented for the Funds since their inception, reduced by some or all of the fees and charges under the Contracts. Such adjusted historic Fund performance includes data that precedes the inception date of the Subaccounts. This data is designed to show performance that would have resulted if the Contract had been in existence during that time. Adjusted historic Fund performance data will be shown only if standard performance data for the Subaccounts is also shown.

               The charts below show adjusted historic average annual total return for the Funds for the indicated periods. For the purposes of calculating Adjusted Historic Fund Average Annual Total Return, the Mortality and Expense Risk Charge of 1.25%, the Administration Charge of 0.15%, the Annual Contract Fee of $30.00, and (if so indicated) the applicable CDSC and/or the optional Enhanced Death Benefit Rider Charge of 0.20% were deducted. For purposes of computing the Annual Contract Fee, the Annual Contract Fee has been converted into a per-dollar per-day charge. The per-dollar per-day charge has been converted based on the actual average Accumulated Value of the Contracts as of December 31, 1998. The charge works out to 0.05% per annum.

               Based on the method of calculation described above, the Adjusted Historic Average Annual Total Returns for the Funds for the periods ending December 31, 1998 were:

Adjusted Historic Average Annual Total Return
(Assuming the Enhanced Death Benefit Rider is Not Elected and
the Contingent Deferred Sales Charge Is Not Deducted)
                                            1 Year to    5 Years to   10 Years to    Life of Fund     Date Fund
                                             12/31/98      12/31/98      12/31/98    to 12/31/98*     Effective
                                             --------      --------      --------    ------------     ---------
Alger American Small Capitalization           13.90%       11.50%        18.10%         17.20%         9/21/88
Alger American Growth                         46.00%       22.10%           N/A         20.30%          1/9/89
Fidelity VIP Fund-Equity Income               10.00%       17.10%        14.00%         12.80%         10/9/86
Fidelity VIP Fund-Growth                      37.50%       20.00%        17.70%         15.70%         10/9/86
Fidelity VIP Fund-High Income                 -5.70%        7.20%         9.50%          9.50%         9/19/85
Fidelity VIP Fund-Overseas                    11.10%        8.10%         8.50%          7.00%         1/28/87
Fidelity VIP Fund II-Index 500                26.50%       22.00%           N/A         19.50%         8/27/92
Fidelity VIP Fund II-Contrafund               28.10%          N/A           N/A         26.80%          1/3/95
Market Street Growth                          11.90%       16.00%        13.60%         12.70%         2/24/84
Market Street Sentinel Growth                 13.80%          N/A           N/A         19.10%         3/18/96
Market Street Aggressive Growth                6.30%       10.80%           N/A         12.10%          5/1/89
Market Street Managed                         10.90%       11.50%         9.70%          8.70%        12/12/85
Market Street Bond                             6.70%        4.90%         6.50%          7.20%         2/24/84
Market Street International                    8.60%        7.40%           N/A          7.80%         11/1/91
Market Street Money Market                     3.80%        3.50%         3.90%          4.50%         2/24/84
Strong Opportunity Fund II, Inc.              11.90%       15.30%           N/A         17.40%          5/8/92
Strong Mid Cap Growth Fund                    26.80%          N/A           N/A         27.40%        12/31/96
Van Eck Worldwide Bond                        11.10%        5.00%           N/A          5.30%          9/1/89
American Century VP Value                      3.30%          N/A           N/A         14.30%          5/1/96
American Century VP Income & Growth           25.00%          N/A           N/A         28.80%        10/30/97
Goldman Sachs International Equity               N/A          N/A           N/A         18.40%         1/12/98
Goldman Sachs Global Income                      N/A          N/A           N/A          6.80%         1/12/98
Goldman Sachs CORE Small Cap Equity              N/A          N/A           N/A        -10.50%         2/13/98
Goldman Sachs Mid Cap Value                      N/A          N/A           N/A        -14.40%          5/1/98
J.P. Morgan International
Opportunities                                  3.20%          N/A           N/A          7.30%          1/3/95
J.P. Morgan Small Company                     -6.90%          N/A           N/A         15.30%          1/3/95

*The returns shown in the "Life of Subaccount to 12/31/98" column, where the life of the Subaccount is less than 1 year, are not annualized.

Adjusted Historic Average Annual Total Return
(Assuming the Enhanced Death Benefit Rider is Not Elected and
the Contingent Deferred Sales Charge Is Not Deducted)
                                           1 Year to   5 Years to  10 Years to   Life of Fund    Date Fund
                                            12/31/98     12/31/98     12/31/98   to 12/31/98*    Effective
                                            --------     --------     --------   ------------    ---------
Alger American Small Capitalization          6.90%       11.10%       18.10%        17.20%        9/21/88
Alger American Growth                       39.00%       21.90%          N/A        20.30%         1/9/89
Fidelity VIP Fund-Equity Income              3.00%       16.80%       14.00%        12.80%        10/9/86
Fidelity VIP Fund-Growth                    30.50%       19.70%       17.70%        15.70%        10/9/86
Fidelity VIP Fund-High Income              -12.70%        6.80%        9.50%         9.50%        9/19/85
Fidelity VIP Fund-Overseas                   4.10%        7.70%        8.50%         7.00%        1/28/87
Fidelity VIP Fund II-Index 500              19.50%       21.70%          N/A        19.40%        8/27/92
Fidelity VIP Fund II-Contrafund             21.10%          N/A          N/A        26.30%         1/3/95
Market Street Growth                         4.90%       15.60%       13.60%        12.70%        2/24/84
Market Street Sentinel Growth                6.80%          N/A          N/A        17.70%        3/18/96

Market Street Aggressive Growth             -0.70%       10.40%          N/A        12.10%         5/1/89
Market Street Managed                        3.90%       11.10%        9.70%         8.70%       12/12/85
Market Street Bond                          -0.30%        4.40%        6.50%         7.20%        2/24/84
Market Street International                  1.60%        6.90%          N/A         7.80%        11/1/91
Market Street Money Market                  -3.20%        3.00%        3.90%         4.50%        2/24/84
Strong Opportunity Fund II, Inc.             4.90%       15.00%          N/A        17.30%         5/8/92
Strong Mid Cap Growth Fund                  19.80%          N/A          N/A        25.40%       12/31/96
Van Eck Worldwide Bond                       4.10%        4.50%          N/A         5.30%         9/1/89
American Century VP Value                   -3.70%          N/A          N/A        12.80%         5/1/96
American Century VP Income & Growth         18.00%          N/A          N/A        23.90%       10/30/97
Goldman Sachs International Equity             N/A          N/A          N/A        11.40%        1/12/98
Goldman Sachs Global Income                    N/A          N/A          N/A        -0.20%        1/12/98
Goldman Sachs CORE Small Cap Equity            N/A          N/A          N/A       -17.50%        2/13/98
Goldman Sachs Mid Cap Value                    N/A          N/A          N/A       -21.40%         5/1/98
J.P. Morgan International
Opportunities                               -3.80%          N/A          N/A         6.50%         1/3/95
J.P. Morgan Small Company                  -13.90%          N/A          N/A        14.70%         1/3/95
Neuberger Berman Partners                   -4.30%          N/A          N/A        17.70%        3/22/94

*The returns shown in the "Life of Subaccount to 12/31/98" column, where the life of the Subaccount is less than 1 year, are not annualized.




Adjusted Historic Average Annual Total Return
(Assuming the Enhanced Death Benefit Rider is Elected and
the Contingent Deferred Sales Charge Is Not Deducted)
                                           1 Year to   5 Years to  10 Years to   Life of Fund  Date Fund
                                            12/31/98     12/31/98     12/31/98   to 12/31/98*  Effective
                                            --------     --------     --------   ------------  ---------
Alger American Small Capitalization          13.70%      11.30%      17.90%         16.90%      9/21/88
Alger American Growth                        45.70%      21.90%         N/A         20.10%       1/9/89
Fidelity VIP Fund-Equity Income               9.80%      16.90%      13.70%         12.60%      10/9/86
Fidelity VIP Fund-Growth                     37.20%      19.80%      17.50%         15.50%      10/9/86
Fidelity VIP Fund-High Income                -5.90%       7.00%       9.30%          9.30%      9/19/85
Fidelity VIP Fund-Overseas                   10.90%       7.90%       8.30%          6.80%      1/28/87
Fidelity VIP Fund II-Index 500               26.20%      21.70%         N/A         19.20%      8/27/92
Fidelity VIP Fund II-Contrafund              27.90%         N/A         N/A         26.60%       1/3/95
Market Street Growth                         11.70%      15.70%      13.30%         12.50%      2/24/84
Market Street Sentinel Growth                13.60%         N/A         N/A         18.80%      3/18/96
Market Street Aggressive Growth               6.10%      10.60%         N/A         11.90%       5/1/89
Market Street Managed                        10.70%      11.20%       9.50%          8.50%     12/12/85
Market Street Bond                            6.50%       4.70%       6.30%          7.00%      2/24/84
Market Street International                   8.40%       7.20%         N/A          7.60%      11/1/91
Market Street Money Market                    3.60%       3.30%       3.60%          4.30%      2/24/84
Strong Opportunity Fund II, Inc.             11.70%      15.10%         N/A         17.10%       5/8/92
Strong Mid Cap Growth Fund                   26.60%         N/A         N/A         27.10%     12/31/96
Van Eck Worldwide Bond                       10.90%       4.80%         N/A          5.10%       9/1/89
American Century VP Value                     3.10%         N/A         N/A         14.10%       5/1/96
American Century VP Income & Growth          24.80%         N/A         N/A         28.60%     10/30/97
Goldman Sachs International Equity              N/A         N/A         N/A         18.20%      1/12/98
Goldman Sachs Global Income                     N/A         N/A         N/A          6.60%      1/12/98
Goldman Sachs CORE Small Cap Equity             N/A         N/A         N/A        -10.60%      2/13/98
Goldman Sachs Mid Cap Value                     N/A         N/A         N/A        -14.50%       5/1/98
J.P. Morgan International
Opportunities                                 3.00%         N/A         N/A          7.10%       1/3/95
J.P. Morgan Small Company                    -7.10%         N/A         N/A         15.10%       1/3/95
Neuberger Berman Partners                     2.50%         N/A         N/A         17.80%      3/22/94

*The returns shown in the "Life of Subaccount to 12/31/98" column, where the life of the Subaccount is less than 1 year, are not annualized.

Adjusted Historic Average Annual Total Return
(Assuming the Enhanced Death Benefit Rider is Elected and
the Contingent Deferred Sales Charge Is Deducted)
                                            1 Year to    5 Years to   10 Years to    Life of Fund    Date Fund
                                             12/31/98      12/31/98      12/31/98    to 12/31/98*    Effective
                                             --------      --------      --------    ------------    ---------

Alger American Small Capitalization            6.70%       10.90%        17.90%         16.90%        9/21/88
Alger American Growth                         38.70%       21.60%           N/A         20.10%         1/9/89
Fidelity VIP Fund-Equity Income                2.80%       16.50%        13.70%         12.60%        10/9/86
Fidelity VIP Fund-Growth                      30.20%       19.50%        17.50%         15.50%        10/9/86
Fidelity VIP Fund-High Income                -12.90%        6.60%         9.30%          9.30%        9/19/85
Fidelity VIP Fund-Overseas                     3.90%        7.50%         8.30%          6.80%        1/28/87
Fidelity VIP Fund II-Index 500                19.20%       21.50%           N/A         19.20%        8/27/92
Fidelity VIP Fund II-Contrafund               20.90%          N/A           N/A         26.10%         1/3/95
Market Street Growth                           4.70%       15.40%        13.30%         12.50%        2/24/84
Market Street Sentinel Growth                  6.60%          N/A           N/A         17.50%        3/18/96
Market Street Aggressive Growth               -0.90%       10.20%           N/A         11.90%         5/1/89
Market Street Managed                          3.70%       10.80%         9.50%          8.50%       12/12/85
Market Street Bond                            -0.50%        4.20%         6.30%          7.00%        2/24/84
Market Street International                    1.40%        6.70%           N/A          7.60%        11/1/91
Market Street Money Market                    -3.40%        2.80%         3.60%          4.30%        2/24/84
Strong Opportunity Fund II, Inc.               4.70%       14.80%           N/A         17.10%         5/8/92
Strong Mid Cap Growth Fund                    19.60%          N/A           N/A         25.20%       12/31/96
Van Eck Worldwide Bond                         3.90%        4.30%           N/A          5.10%         9/1/89
American Century VP Value                     -3.90%          N/A           N/A         12.50%         5/1/96
American Century VP Income & Growth           17.80%          N/A           N/A         23.60%       10/30/97
Goldman Sachs International Equity               N/A          N/A           N/A         11.20%        1/12/98
Goldman Sachs Global Income                      N/A          N/A           N/A         -0.40%        1/12/98
Goldman Sachs CORE Small Cap Equity              N/A          N/A           N/A        -17.60%        2/13/98
Goldman Sachs Mid Cap Value                      N/A          N/A           N/A        -21.50%         5/1/98
J.P. Morgan International
Opportunities                                 -4.00%          N/A           N/A          6.30%         1/3/95
J.P. Morgan Small Company                    -14.10%          N/A           N/A         14.50%         1/3/95
Neuberger Berman Partners                     -4.50%          N/A           N/A         17.40%         3/22/94

*The returns shown in the "Life of Subaccount to 12/31/98" column, where the life of the Subaccount is less than 1 year, are not annualized.

        All performance information and comparative material advertised by National Life is historical in nature and is not intended to represent or guarantee future results. An Owner's Contract Value at redemption may be more or less than original cost.

                         DISTRIBUTION OF THE CONTRACTS

        The principal underwriter for the contracts is ESI, which is an SEC-registered broker-dealer firm and is a member of the National Association of Securities Dealers, Inc. ESI is a wholly-owned subsidiary of National Life. It distributes a full line of securities products, including mutual funds, unit investment trusts, and variable insurance contracts, and provides individual securities brokerage services. The maximum commission payable for selling the Contracts will generally be 6.5%; however, during certain promotional periods the commission may vary. These promotional periods will be determined by National Life and the maximum commission paid during these periods will not exceed 7.0%.

                  INSURANCE MARKETPLACE STANDARDS ASSOCIATION

        National Life Insurance Company is a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may include the IMSA logo and information about IMSA membership in its advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.

                              FINANCIAL STATEMENTS

      National Life's financial statements as of and for the years ended December 31, 1998 and 1997, which are included in the Statement of Additional Information, should be considered only as bearing on National Life's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                             STATEMENTS AND REPORTS

        National Life will mail to Owners, at their last known address of record, any statements and reports required by applicable laws or regulations. Owners should therefore give National Life prompt notice of any address change. National Life will send a confirmation statement to Owners each time a transaction is made affecting the Owner's Variable Account Contract Value, such as making additional Premium Payments, transfers, exchanges or Withdrawals. Quarterly statements are also mailed detailing the Contract activity during the calendar quarter. Instead of receiving an immediate confirmation of transactions made pursuant to some types of periodic payment plans (such as a dollar cost averaging program) or salary reduction arrangement, the Owner may receive confirmation of such transactions in their quarterly statements. The Owner should review the information in these statements carefully. All errors or corrections must be reported to National Life immediately to assure proper crediting to the Owner's Contract. National Life will assume all transactions are accurately reported on quarterly statements or confirmation statements unless the Owner notifies National Life otherwise within 30 days after receipt of the statement.

                            PREPARING FOR YEAR 2000

      Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the year 2000 from the year 1900. Like all financial services providers, National Life utilizes computer systems that may be effected by Year 2000 transition issues, and National Life relies on service providers, including the Funds, that also may be affected. National Life has developed, and is in the process of implementing, a Year 2000 transition plan, and is confirming that its service providers are also so engaged. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on National Life. However, as of the date of this prospectus, it is not anticipated that any Policy Owners will experience negative effects on their investment, or on the services provided in connection therewith, as a result of Year 2000 transition implementation. National Life currently anticipates that its computer systems will be Year 2000 compliant on or about June 1, 1999, but there can be no assurance that National Life will be successful, or that interaction with other service providers will not impair National Life's services at that time.

                                OWNER INQUIRIES

        Owner inquiries may be directed to National Life Insurance Company by writing to us at National Life Drive, Montpelier, Vermont 05604, or calling 1-800-537-7003.

                               LEGAL PROCEEDINGS

        In recent years life insurance companies have been named as defendants in class action lawsuits relating to life insurance pricing and sales practices. During 1998, National Life settled a group of class action lawsuits of this nature. While the ultimate cost of the settlement is not yet known, National Life set aside a reserve during 1998 of $40.6 million to account for the cost of the settlement of these cases. National Life is a party to ordinary routine litigation incidental to the business, none of which is expected to have a material adverse effect upon its ability to meet its obligations under the Contracts. ESI is not engaged in any litigation of any material nature.

                                    GLOSSARY

ACCUMULATION UNIT - An accounting unit of measure used to calculate the Variable Account Contract Value prior to the Annuitization Date.

ANNUITANT - A person named in the Contract who is expected to become, at Annuitization, the person upon whose continuation of life any annuity payments involving life contingencies depends. Unless the Owner is a different individual who is age 85 or younger, this person must be age 85 or younger at the time of Contract issuance unless National Life has approved a request for an Annuitant of greater age. The Owner may change the Annuitant prior to the Annuitization Date, as set forth in the Contract.

ANNUITIZATION - The period during which annuity payments are received.

ANNUITIZATION DATE - The date on which annuity payments commence.

ANNUITY PAYMENT OPTION - The chosen form of annuity payments. Several options are available under the Contract.

ANNUITY UNIT - An accounting unit of measure used to calculate the value of Variable Annuity payments.

BENEFICIARY - The Beneficiary is the person designated to receive certain benefits under the Contract upon the death of the Owner or Annuitant prior to the Annuitization Date. The Beneficiary can be changed by the Owner as set forth in the Contract.

CASH SURRENDER VALUE - An amount equal to Contract Value, minus any applicable Contingent Deferred Sales Charge, minus any applicable premium tax charge.

CHOSEN HUMAN BEING - An individual named at the time of Annuitization upon whose continuance of life any annuity payments involving life contingencies depends.

CODE - The Internal Revenue Code of 1986, as amended.


COLLATERAL FIXED ACCOUNT - The portion of the Fixed Account which holds value that secures a loan on the Contract.


CONTRACT ANNIVERSARY - An anniversary of the Date of Issue of the Contract.


CONTRACT VALUE - The sum of the value of all Variable Account Accumulation Units attributable to the Contract, plus any amount held under the Contract in the Fixed Account, and minus any outstanding loan and accrued interest on such loans.


CONTRACT YEAR - Each year the Contract remains in force commencing with the Date of Issue.

DATE OF ISSUE - The date shown as the Date of Issue on the Data Page of the Contract.

DEATH BENEFIT - The benefit payable to the Beneficiary upon the death of the Owner or the Annuitant.

DISTRIBUTION - Any payment of part or all of the Contract Value.

FIXED ACCOUNT - The Fixed Account is made up of all assets of National Life other than those in the Variable Account or any other segregated asset account of National Life.

FIXED ANNUITY - An annuity providing for payments which are guaranteed by National Life as to dollar amount during Annuitization.

FUND - A registered management investment company in which the assets of a Subaccount of the Variable Account will be invested.

INDIVIDUAL RETIREMENT ANNUITY (IRA) - An annuity which qualifies for favorable tax treatment under Section 408 of the Code.

INVESTMENT COMPANY ACT - The Investment Company Act of 1940, as amended from time to time.

JOINT OWNERS - Two or more persons who own the Contract as tenants in common or as joint tenants. If joint owners are named, references to "Owner" in this prospectus will apply to both of the Joint Owners.

MATURITY DATE - The date on which annuity payments are scheduled to commence. The Maturity Date is shown on the Data Page of the Contract, and is subject to change by the Owner, within any applicable legal limits, subject to National Life's approval.

MONTHLY CONTRACT DATE - The day in each calendar month which is the same day of the month as the Date of Issue, or the last day of any month having no such date, except that whenever the Monthly Contract Date would otherwise fall on a date other than a Valuation Day, the Monthly Contract Date will be deemed to be the next Valuation Day.

NON-QUALIFIED CONTRACT - A Contract which does not qualify for favorable tax treatment under the provisions of Sections 401 or 403(a) (Qualified Plans), 408 (IRA's) or 403(b) (Tax-Sheltered Annuities) of the Code.

OWNER ("YOU") - The Owner is the person who possesses all rights under the Contract, including the right to designate and change any designations of the Owner, Annuitant, Beneficiary, Annuity Payment Option, and the Maturity Date.

PAYEE - The person who is designated at the time of Annuitization to receive the proceeds of the Contract upon Annuitization.

PREMIUM PAYMENT - A deposit of new value into the Contract. The term "Premium Payment" does not include transfers between the Variable Account and Fixed Account or among the Subaccounts.

NET PREMIUM PAYMENTS - The total of all Premium Payments made under the Contract, less any premium tax deducted from premiums.

QUALIFIED CONTRACT - A Contract which qualifies for favorable tax treatment under the provisions of Sections 401 or 403(a) (Qualified Plans), 408 (IRA's), 403(b) (Tax-Sheltered Annuities) or 457 of the Code.

QUALIFIED PLANS - Retirement plans which receive favorable tax treatment under section 401 or 403(a) of the Code.

SUBACCOUNTS - Separate and distinct divisions of the Variable Account that purchase shares of underlying Funds. Separate Accumulation Units and Annuity Units are maintained for each Subaccount.

TAX-SHELTERED ANNUITY - An annuity which qualifies for favorable tax treatment under section 403(b) of the Code.

VALUATION DAY - Each day the New York Stock Exchange is open for business other than the day after Thanksgiving and any day on which trading is restricted. Unless otherwise indicated, when an event occurs or a transaction is to be effected on a day that is not a Valuation Day, it will be effected on the next Valuation Day.

VALUATION PERIOD - The time between two successive Valuation Days.

VARIABLE ACCOUNT -The National Variable Annuity Account II, a separate investment account of National Life into which Net Premium Payments under the Contracts are allocated. The Variable Account is divided into Subaccounts, each of which invests in the shares of a separate underlying Fund.

VARIABLE ANNUITY - An annuity the accumulated value of which varies with the investment experience of a separate account.

WITHDRAWAL - A payment made at the request of the Owner pursuant to the right to withdraw a portion of the Contract Value of the Contract.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

National Life Insurance Company.........................................3
Additional Contract Provisions..........................................3
        The Contract....................................................3
        Misstatement of Age or Sex......................................3
        Dividends.......................................................3
        Assignment......................................................3
Calculation of Yields and Total Returns.................................4
        Money Market Subaccount Yields..................................4
        Other Subaccount Yields.........................................5
        Average Annual Total Returns....................................6
        Total Returns...................................................7
        Effect of the Annual Contract Fee on Performance Data...........8
Tax Status of the Contracts.............................................9
Distribution of the Contracts ..........................................10
Safekeeping of Account Assets...........................................10
State Regulation........................................................11
Records and Reports.....................................................11
Legal Matters...........................................................11
Experts.................................................................11
Other Information.......................................................11
Financial Statements:
        National Life:
           1998-1997 Financial Statements...............................F-1
        National Variable Annuity Account II:
           1998-1997 Financial Statements...............................F-22

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

PART B

ITEM OF FORM N-4                     PART B CAPTION

15. Cover Page ......................Cover Page

16. Table of Contents ...............Table of Contents

17. General Information and
     History ........................NATIONAL LIFE INSURANCE
                                     COMPANY

18. Services

     (a)  Fees and Expenses of
          Registrant ................Charges and Deductions
                                     (prospectus)
     (b)  Management Contracts ......N/A
     (c)  Custodian .................Safekeeping of Account
                                     Assets
          Independent Public
          Accountant ................Experts
     (d)  Assets of Registrant ......The Variable Account
                                     (prospectus)
     (e)  Affiliated Persons ........N/A
     (f)  Principal Underwriter .....Distribution of the
                                     Contracts

19. Purchase of Securities
     Being Offered ..................Distribution of the
                                     Contracts
     Offering Sales Load ............N/A

20. Underwriters ....................Distribution of the
                                     Contracts

21. Calculation of Performance
    Data ............................Calculation of Yields and
                                     Total Returns

22. Annuity Payments ................Annuity Payment Options
                                     (prospectus)

23. Financial Statements ............Financial Statements

PART C -- OTHER INFORMATION

ITEM OF FORM N-4                     PART C CAPTION

24. Financial Statements
     and Exhibits ...................Financial Statements and
                                     Exhibits

    (a)  Financial Statements .......(a)  Financial Statements
    (b)  Exhibits ...................(b)  Exhibits


25. Directors and Officers
    of the Depositor ................Directors and Officers of
                                     the Depositor

26. Persons Controlled By or
     Under Common Control with the
     Depositor or Registrant ........Persons Controlled By or
                                     Under Common Control with
                                     the Depositor or
                                     Registrant

27. Number of Contractowners ........Number of Contract Owners

28. Indemnification .................Indemnification

29. Principal Underwriters ..........Principal Underwriter

30. Location of Accounts
    and Records .....................Location of Books and
                                     Records

31. Management Services .............Management Services

32. Undertakings ....................Undertakings and
                                     Representations

    Signature Page ..................Signatures

                         NATIONAL LIFE INSURANCE COMPANY





                       STATEMENT OF ADDITIONAL INFORMATION



                      NATIONAL VARIABLE ANNUITY ACCOUNT II



                 THE SENTINEL ADVANTAGE VARIABLE ANNUITY CONTRACT



                                   OFFERED BY
                         NATIONAL LIFE INSURANCE COMPANY
                               National Life Drive
                            Montpelier, Vermont 05604




           This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Sentinel Advantage Variable Annuity Contract ("Contract") offered by National Life Insurance Company. You may obtain a copy of the Prospectus dated _____, 1999 by calling 1-800-537-7003, or writing to National Life Insurance Company, One National Life Drive, Montpelier, Vermont 05604. Definitions of terms used in the current Prospectus for the Contract are incorporated in this Statement of Additional Information.


                   This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the contract.



                               Dated _____, 1999

                                TABLE OF CONTENTS

National Life Insurance Company.................................................
Additional Contract Provisions..................................................
         The Contract...........................................................
         Misstatement of Age or Sex.............................................
         Dividends..............................................................
         Assignment.............................................................
Calculation of Yields and Total Returns.........................................
         Money Market Subaccount Yields.........................................
         Other Subaccount Yields................................................
         Average Annual Total Returns...........................................
         Other Total Returns....................................................
         Effect of the Annual Contract Fee on Performance Data..................
Tax Status of the Policy........................................................
Distribution of the Contracts ..................................................
Safekeeping of Account Assets...................................................
State Regulation................................................................
Records and Reports.............................................................
Legal Matters...................................................................
Experts
Other Information...............................................................
Financial Statements
National Life:
  1998-1997 Financial Statements................................................F-1
National Variable Annuity Account II:
  1998-1997 Financial Statements................................................F-22

                         NATIONAL LIFE INSURANCE COMPANY

         National Life Insurance Company ("National Life") has operated as a mutual life insurance company since 1848 under a charter granted by the State of Vermont, and has done business continuously as "National Life Insurance Company."


                         ADDITIONAL CONTRACT PROVISIONS

The Contract

         The entire contract is made up of the Contract and the application. The statements made in the application are deemed representations and not warranties. National Life cannot use any statement in defense of a claim or to void the Contract unless it is contained in the application and a copy of the application is attached to the Contract at issue.

Misstatement of Age or Sex

         If the age or sex of the Chosen Human Being has been misstated, the amount which will be paid is that which is appropriate to the correct age and sex.


Dividends

      The Contract is participating; however, no dividends are expected to be paid on the Contract. If dividends are ever declared, they will be paid in cash.

Assignment

         Where permitted, the Owner may assign some or all of the rights under the Contract at any time during the lifetime of the Annuitant prior to the Annuitization Date. Such assignment will take effect upon receipt and recording by National Life at its Home Office of a written notice executed by the Owner. National Life assumes no responsibility for the validity or tax consequences of any assignment. National Life shall not be liable as to any payment or other settlement made by National Life before recording of the assignment. Where necessary for the proper administration of the terms of the Contract, an assignment will not be recorded until National Life has received sufficient direction from the Owner and assignee as to the proper allocation of Contract rights under the assignment.

         Any portion of Contract Value which is pledged or assigned shall be treated as a Distribution and shall be included in gross income to the extent that the cash value exceeds the investment in the Contract for the taxable year in which assigned or pledged. In addition, any Contract Values assigned may, under certain conditions, be subject to a tax penalty equal to 10% of the amount which is included in gross income.

entire Contract Value may cause the portion of the Contract Value which exceeds the total investment in the Contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect. Qualified Contracts are not eligible for assignment.




                     CALCULATION OF YIELDS AND TOTAL RETURNS

         From time to time, National Life may disclose yields, total returns, and other performance data pertaining to the Contracts or a Subaccount. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.

         Because of the charges and deductions imposed under a Contract, the yield for the Subaccounts will be lower than the yield for their respective Portfolios. The calculations of yields, total returns, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Contract. Premium taxes currently rate from 0% to 3.5% of premium based on the state in which the Contract is sold.

Money Market Subaccount Yields


         From time to time, advertisements and sales literature may quote the current annualized yield of the Money Market Subaccount for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses, or income other than investment income, on shares of the Market Street Money Market Portfolio or on its portfolio securities.



         This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation), and exclusive of income other than investment income at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of 1 unit of the Money Market Subaccount at the beginning of the period, dividing such net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: 1) the Annual Contract Fee; 2) Administration Charge; and 3) the Mortality and Expense Risk Charge. For purposes of calculating current yields for a Contract, an average per unit Annual Contract Fee is used based on the $30 Annual Contract Fee deducted at the beginning of each Contract Year. For the class of Contracts with the Enhanced Death Benefit Rider, the charge for that optional benefit will be included. Current Yield will be calculated according to the following formula:


         Current Yield = ((NCS - ES) /UV) x (365/7)

         Where:

         NCS = the net change in the value of the Portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation, and exclusive of income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

         ES = per unit expenses attributable to the hypothetical account for the seven-day period.

         UV =          The unit value on the first day of the seven-day period.

         The effective yield of the Money Market Subaccount determined on a compounded basis for the same seven-day period may also be quoted.

         The effective yield is calculated by compounding the unannualized base period return according to the following formula:

                                               365/7
         Effective Yield = (1 + (NCS - ES)/UV))      - 1

         Where:

         NCS = the net change in the value of the Portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation, and exclusive of income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

         ES = per unit expenses attributable to the hypothetical account for the seven day period.

         UV =          The unit value on the first day of the seven-day period.

         Because of the charges and deductions imposed under the Contract, the yield for the Money Market Subaccount will be lower than the yield for the Market Street Money Market Portfolio.

         The current yield for the Money Market Subaccount as of December 31, 1998 was 3.40% the effective yield for that Subaccount as of the same date was 3.46%. These yields were calculated based on the performance of the Market Street Money Market Portfolio for the seven days ended December 31, 1998, and the assumption that the Money Market Subaccount was in existence for this period with the level of Contract charges that was in effect at the inception of the Money Market Subaccount.

         The current and effective yields on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Market Street Money Market Portfolio, the types of quality of portfolio securities held by the Market Street Money Market Portfolio and the Market Street Money Market Portfolio's operating expenses. Yields on amounts held in the Money Market Subaccount may also be presented for periods other than a seven-day period.

Other Subaccount Yields

         From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Subaccounts (except the Money Market Subaccount) for a Contract for 30-day or one-month periods. The annualized yield of a Subaccount refers to income generated by the Subaccount over a specific 30-day or one-month period. Because the yield is annualized, the yield generated by a Subaccount during a 30-day or one-month period is assumed to be generated each period over a 12-month period.

         The yield is computed by: 1) dividing the net investment income of the Portfolio attributable to the Subaccount units less Subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; by 3) compounding that yield for a six-month period; and by 4) multiplying that result by 2. Expenses attributable to the Subaccount include the Annual Contract Fee, the Administration Charge and the Mortality and Expense Risk Charge. For the class of Contracts with the Enhanced Death Benefit Rider, the charge for that optional benefit will be included. For purposes of calculating the 30-day or one -month yield, an average Annual Contract Fee per dollar of Contract Value in the Variable Account is used to determine the amount of the charge attributable to the Subaccount for the 30-day or one-month period. The 30-day or one-month yield is calculated according to the following formula:

                                               6
         Yield = 2 x (((NI - ES)/(U x UV)) + 1) -1)

         Where:

         NI = net income of the Portfolio for the 30-day or one-month period attributable to the Subaccount's units.

         ES = expenses of the Subaccount for the 30-day or one-month period.

         U  = the average number of units outstanding.

         UV = the unit value at the close (highest) of the last day in the 30-day or one-month period.

         Because of the charges and deductions imposed under the Contracts, the yield for the Subaccount will be lower than the yield for the corresponding Fund.

         The yield on the amounts held in the Subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Subaccount's actual yield is affected by the types and quality of portfolio securities held by the Portfolio and its operating expenses.

         Yield calculations do not take into account the Surrender Charge under the Contract equal to from 1% to 7% of premiums paid during the seven years prior to the surrender or Withdrawal (including the year in which the surrender is made) on amounts surrendered or withdrawn under the Contract. A Surrender Charge will not be imposed on Withdrawals in any Contract Year on an amount up to 15% of the Contract Value as of the most recent Contract Anniversary. However, if a Contract is subsequently surrendered within a year after taking a Withdrawal that benefits from the CDSC-free provision, then a CDSC will be assessed at the time of the surrender as if the surrender had been taken as a single step.


Total Returns

         From time to time, sales literature or advertisements may also quote total returns for periods after or prior to the date the Variable Account commenced operations. For periods prior to the date the Variable Account commenced operations, performance information for the Contracts will be calculated based on the performance of the Fund Portfolios and the assumption that the Subaccounts were in existence for the same periods with the level of Contract charges that were in effect at the inception of the Subaccounts.

A. Standardized Average Annual Total Returns

         Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication and will be stated in the communication.

            Standardized Average Annual Total Return is calculated using Subaccount unit values which we calculate on each Valuation Day based on the performance of the Subaccount's underlying fund, the deductions for the Mortality and Expense Risk Charge, the deductions for the asset-based Administration Charge and the policy fee. For purposes of calculating average annual total return, an average per dollar Annual Contract Fee attributable to the hypothetical account for the period is used. The calculation also assumes surrender of the Contract at the end of the period for the return quotation. Standardized Average Annual Total Returns will therefore reflect a deduction of the CDSC for any period less than seven years. The Standardized average annual total return will then be calculated according to the following formula:

         TR =     ( ( ERV/P) 1/N) - 1

         Where:

         TR = the average annual total return net of Subaccount recurring charges.

         ERV= the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the period.

         P  =         a hypothetical initial payment of $1,000.

         N  =         the number of years in the period.

         Standardized Average annual total return may be calculated either taking into account or not taking into account the impact of the Enhanced Death Benefit Rider.

         Such standardized average annual total return information for the Subaccounts is set forth in the Prospectus.

         B. Other Total Returns

         Nonstandardized Average Annual Total Return. From time to time, sales literature or advertisements may also quote nonstandardized average annual total returns for the Subaccounts that do not reflect the CDSC. These are calculated in exactly the same way as standardized average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered or withdrawn, and that the initial investment is assumed to be $10,000 rather than $1,000. Such information is also set forth in the Prospectus.

         Cumulative Subaccount Total Return. National Life may disclose Cumulative Total Returns in conjunction with the standard formats described above. The Cumulative Total Returns will be calculated using the following formula:

         CTR =        (ERV/P) - 1

Where:
         CTR = The Cumulative Total Return net of Subaccount recurring charges for the period.

         ERV = The ending redeemable value of the hypothetical investment at the end of the period.

         P =          A hypothetical single payment of $1,000.

         Adjusted Historic Average Annual Total Return. Sales literature or advertisements may quote nonstandardized "adjusted" total returns for the Funds since their inception reduced by some or all of the fees and charges under the Policy. Such adjusted historic average annual total return includes data that precedes the inception dates of the Subaccounts. This data is designed to show the performance that would have resulted if the Policy had been in existence during that time.

         When the standard performance data for the Subaccounts is available, nonstandardized Subaccount and adjusted historic Average Annual Total Return data will be disclosed together with the standardized average annual total returns for the required periods.

         The Funds have provided the total return information, which includes the adjusted historic average annual total return information used to calculate the adjusted historic average annual total returns of the Funds Subaccounts for periods prior to the inception of the Subaccounts. The Alger American Fund, Variable Insurance Products Fund, Variable Insurance Product Fund II, Strong Special Fund II, Inc., Strong Variable Insurance Funds, Inc. , American Century Investment Management, Inc., Neuberger Berman Advisers Management Trust, J. P. Morgan Series Trust II and Goldman Sachs Variable Insurance Trust, are not affiliated with us.

         Such adjusted historic total return information for the Funds is set forth in the Prospectus.

Effect of the Annual Contract Fee on Performance Data

         The Contract provides, for all Contracts with a Contract Value of less than $50,000 on the Date of Issue or any subsequent Contract Anniversary, for a $30 Annual Contract Fee to be deducted annually at the beginning of each Contract Year, from the Subaccounts and the unloaned portion of the Fixed Account based on the proportion that the value of each such account bears to the total Contract Value. For purposes of reflecting the Annual Contract Fee in the yield and total return quotations, the Annual Contract Fee is converted into a per-dollar per-day charge. The per-dollar per-day charge has been converted based on the actual average Accumulated Value in the Contracts as of December 31, 1998. The charge works out to be 0.05% per annum.

The per-dollar per-day average charge will then be adjusted to reflect the basis upon which the particular quotation is calculated.

                           TAX STATUS OF THE CONTRACTS

            Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

            Diversification Requirements. The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

            Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over separate account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the Owner of the separate account assets supporting the Contract.

            Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an owner of the Contract. Specifically, section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of a owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

            The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

            Other rules may apply to Qualified Contracts.

                        DISTRIBUTION OF THE CONTRACTS

        The principal underwriter for the Contracts is Equity Services, Inc. ESI, a wholly-owned subsidiary of the Company and a member of the National Association Securities, Inc. ESI also serves as principal underwriter of the National Variable Life Insurance Account and the Life of the Southwest LSW Variable Annuity Account I, which are unit investment trusts registered under the Investment Company Act of 1940. The Contracts will be offered on a continuous basis and will be sold by licensed insurance agents in the states where the Contracts may lawfully be sold. Such agents will be representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. Broker-dealers other than ESI will have executed Selling Agreements with ESI. As principal underwriter of the Variable Accounts, ESI received and retained underwriting commissions of $295,011.19 in 1998 and 68,981.63 in 1997.

                          SAFEKEEPING OF ACCOUNT ASSETS

        National Life holds the title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from the Company's General Account assets and from the assets in any other separate account.

         Records are maintained of all purchases and redemptions of Fund shares held by each of the Subaccounts.

                                STATE REGULATION

        National Life is subject to regulation and supervision by the Insurance Department of the State of Vermont which periodically examines its affairs. It is also subject to the insurance laws and regulations of all jurisdictions where it is authorized to do business. A copy of the Contract form has been filed with, and where required approved by, insurance officials in each jurisdiction where the Contracts are sold. National Life is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

                               RECORDS AND REPORTS

        National Life will maintain all records and accounts relating to the Variable Account. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to Contract Owners semi-annually at the last address known to the Company.

                                  LEGAL MATTERS

        All matters relating to Vermont law pertaining to the Contracts, including the validity of the Contracts and National Life's authority to issue the Contracts, have been passed upon by Michele S. Gatto, Senior Vice President & General Counsel of National Life. Sutherland, Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to the Federal securities laws.

                                     EXPERTS

         The financial statements of National Life as of and for the years ended December 31, 1998 and 1997, and the financial statements of the Variable Account as of and for the years ended December 31, 1998 and 1997, which are included in this Statement of Additional Information and in the registration statement, have been audited by PricewaterhouseCoopers LLP, independent auditors, of National Life Building - 2nd Floor, One National Life Drive, Montpelier, Vermont 05602, as set forth in their report included herein, and are included herein in reliance upon such report and upon the authority of such firm as experts in accounting and auditing.


                                OTHER INFORMATION

        A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 450 Fifth Street, N.W., Washington, DC 20549.

                              FINANCIAL STATEMENTS

         The financial statements of National Life and of the relevant Subaccounts of the Separate Account appear on the following pages. The financial statements of National Life should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon National Life's ability to meet its obligations under the Policies.

                         NATIONAL LIFE INSURANCE COMPANY

                                    * * * * *

                              FINANCIAL STATEMENTS

                                    * * * * *

                           DECEMBER 31, 1998 AND 1997

                        Report of Independent Accountants



To the Board of Directors and Policyholders of National Life Insurance Company


In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of operations and comprehensive income, changes in equity, and cash flows present fairly, in all material respects, the financial position of National Life Insurance Company and its subsidiaries (the Company) at December 31, 1998 and 1997, and the results of their operations and their cash flows for the years then ended in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

As discussed in Note 10 to the financial statements, the Company changed its method of accounting in 1998 for the cost of computer software developed or obtained for internal use.

As discussed in Note 11 to the financial statements, on January 1, 1999, National Life Insurance Company converted from a mutual to a stock insurance company as part of a reorganization into a mutual holding company corporate structure.


/s/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
March 2, 1999

NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED BALANCE SHEET

DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------
(In Thousands)                                                                  1998                       1997
-------------------------------------------------------------------------------------------------------------------
ASSETS:
  Cash and cash equivalents                                               $     347,949             $      372,180
  Available-for-sale debt and equity securities, at fair value                5,438,784                  5,317,427
  Mortgage loans                                                              1,098,504                    992,170
  Policy loans                                                                  776,363                    791,753
  Real estate investments                                                        75,566                     95,926
  Other invested assets                                                         113,696                     90,520
-------------------------------------------------------------------------------------------------------------------

     Total cash and invested assets                                           7,850,862                  7,659,976

  Deferred policy acquisition costs                                             416,733                    392,014
  Accrued investment income                                                     119,249                    125,790
  Premiums and fees receivable                                                   21,044                     23,458
  Deferred income taxes                                                          21,541                     17,517
  Amounts recoverable from reinsurers                                           253,651                    234,280
  Present value of future profits of insurance acquired                          45,539                     54,444
  Property and equipment, net                                                    59,503                     59,188
  Other assets                                                                  133,702                     66,259
  Separate account assets                                                       283,948                    207,425
-------------------------------------------------------------------------------------------------------------------

     Total assets                                                         $   9,205,772             $    8,840,351
===================================================================================================================

LIABILITIES:
  Policy benefit liabilities                                              $   3,907,114             $    3,814,213
  Policyholders' accounts                                                     3,348,132                  3,236,710
  Policyholders' deposits                                                        38,520                     40,836
  Policy claims payable                                                          31,900                     26,968
  Policyholders' dividends                                                       54,757                     53,395
  Amounts payable to reinsurers                                                  35,481                     24,260
  Other liabilities and accrued expenses                                        500,527                    481,775
  Debt                                                                           78,088                     80,085
  Separate account liabilities                                                  264,421                    187,998
-------------------------------------------------------------------------------------------------------------------

     Total liabilities                                                        8,258,940                  7,946,240
-------------------------------------------------------------------------------------------------------------------

MINORITY INTERESTS                                                               64,529                     53,222

EQUITY:
  Retained earnings                                                             776,060                    755,872
  Accumulated other comprehensive income                                        106,243                     85,017
-------------------------------------------------------------------------------------------------------------------

     Total equity                                                               882,303                    840,889
-------------------------------------------------------------------------------------------------------------------

     Total liabilities, minority interests and equity                     $   9,205,772             $    8,840,351
===================================================================================================================


  The accompanying notes are an integral part of these financial statements.

NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME

FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------
(In Thousands)                                                     1998                       1997
----------------------------------------------------------------------------------------------------
REVENUES:
 Insurance premiums                                            $   386,260              $   399,017
 Policy and contract charges                                        48,463                   45,397
 Net investment income                                             550,339                  528,197
 Net realized investment gains                                       8,450                   11,887
 Mutual fund commission and fee income                              49,670                   42,609
 Other income                                                       17,271                   17,524
----------------------------------------------------------------------------------------------------

   Total revenue                                                 1,060,453                1,044,631
----------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
 Increase in policy liabilities                                     98,252                  118,134
 Policy benefits                                                   346,779                  313,819
 Policyholders' dividends                                          107,102                  106,312
 Interest credited to policyholders' accounts                      208,505                  185,379
 Operating expenses                                                141,242                  158,900
 Commissions and expense allowances                                 97,903                  100,430
 Sales practice remediation costs                                   40,575                   11,900
 Net deferral of policy acquisition costs                          (7,580)                 (14,617)
----------------------------------------------------------------------------------------------------

   Total benefits and expenses                                   1,032,778                  980,257
----------------------------------------------------------------------------------------------------

Income before income taxes and minority interests                   27,675                   64,374

  Income tax (benefit) expense                                      (1,020)                  20,907
----------------------------------------------------------------------------------------------------

Income before minority interests                                    28,695                   43,467

  Minority interests                                                 8,507                    7,636
----------------------------------------------------------------------------------------------------

NET INCOME                                                          20,188                   35,831

OTHER COMPREHENSIVE INCOME, NET
  Unrealized gains on securities, net                               21,226                   56,150
----------------------------------------------------------------------------------------------------

TOTAL COMPREHENSIVE INCOME                                     $    41,414               $   91,981
====================================================================================================


  The accompanying notes are an integral part of these financial statements.

NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENT OF CHANGES IN EQUITY

FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------
(In Thousands)                                                               1998                       1997
---------------------------------------------------------------------------------------------------------------
RETAINED EARNINGS:
  Balance at January 1                                                   $  755,872                $   720,041
  Net income                                                                 20,188                     35,831
---------------------------------------------------------------------------------------------------------------

    Balance at December 31                                               $  776,060                $   755,872
===============================================================================================================


ACCUMULATED OTHER COMPREHENSIVE INCOME:
  Balance at January 1                                                   $   85,017                $    28,867
  Unrealized gains on securities, net                                        21,226                     56,150
---------------------------------------------------------------------------------------------------------------

    Balance at December 31                                               $  106,243                $    85,017
===============================================================================================================






  The accompanying notes are an integral part of these financial statements.

NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENT OF CASH FLOW

FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------
(In Thousands)                                                                      1998                       1997
-------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                     $      20,188               $     35,831

Adjustments to reconcile net income to net cash provided by operations:
   Change in:
      Accrued investment income                                                        6,541                     (5,037)
      Policy liabilities                                                              87,367                     74,693
      Deferred policy acquisition costs                                               (7,580)                   (14,617)
      Policyholders' dividends                                                         1,362                      1,603
      Deferred income taxes                                                          (13,330)                   (20,747)
   Net realized investment gains                                                      (8,450)                   (11,887)
   Depreciation                                                                        6,977                      3,715
   Other                                                                              12,714                     15,774
-------------------------------------------------------------------------------------------------------------------------

     Net cash provided by operating activities                                       105,789                     79,328
-------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from sales, maturities and repayments of investments                    2,020,526                  2,385,471
  Cost of investments acquired                                                    (2,236,001)                (2,647,628)
  Other                                                                               14,656                      7,091
-------------------------------------------------------------------------------------------------------------------------

     Net cash used by investing activities                                          (200,819)                  (255,066)
-------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' deposits, including interest credited                               563,606                    670,780
  Policyholders' withdrawals, including policy charges                              (452,184)                  (495,076)
  Net (decrease) increase in borrowings under repurchase agreements                 (234,570)                   234,570
  Net increase (decrease) in securities lending liabilities                          173,726                   (139,652)
  Other                                                                               20,221                      9,061
-------------------------------------------------------------------------------------------------------------------------

    Net cash provided by financing activities                                         70,799                    279,683
-------------------------------------------------------------------------------------------------------------------------

NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS                                 (24,231)                   103,945

CASH AND CASH EQUIVALENTS:
  Beginning of year                                                                  372,180                    268,235
-------------------------------------------------------------------------------------------------------------------------

  End of year                                                                  $     347,949               $    372,180
=========================================================================================================================



  The accompanying notes are an integral part of these financial statements.

NATIONAL LIFE INSURANCE COMPANY and SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


NOTE 1 - NATURE OF OPERATIONS

National Life Insurance Company (National Life) was chartered in 1848. National Life is also known by its registered trade name "National Life of Vermont". National Life employs about 750 people in its home office in Montpelier, Vermont. With its affiliates and subsidiaries, National Life offers a broad range of financial products and services, including life insurance, annuities, disability income insurance, mutual funds, investment advisory and administration services.

National Life primarily develops and distributes individual life insurance and annuity products. National Life markets its products primarily to small business owners, professionals and high net worth individuals by providing financial solutions in the form of estate, business succession and retirement planning, deferred compensation and other key executive fringe benefit plans. Insurance and annuity products are primarily distributed through about 40 general agencies in major metropolitan areas throughout the United States. National Life also distributes its products through brokers and banks. National Life has about 224,000 policyholders and is licensed to do business in all 50 states and the District of Columbia. About 23% of National Life's total collected premiums are from residents of New York and California.

Through affiliates National Life also distributes and provides investment advisory and administrative services to the Sentinel Group Funds, Inc. The Sentinel Funds' $3.1 billion of net assets represent thirteen mutual funds managed on behalf of about 116,000 individual, corporate and institutional shareholders worldwide.


NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying consolidated financial statements of National Life and subsidiaries have been prepared in conformity with generally accepted accounting principles (GAAP).

The consolidated financial statements include the accounts of National Life Insurance Company and its subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation. Certain reclassifications have been made to conform prior periods presented to the current year's presentation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

Cash and cash equivalents include highly liquid debt instruments purchased with remaining maturities of three months or less.

Available-for-sale debt securities and equity securities are reported at estimated fair value. Debt and equity securities that experience declines in value that are other than temporary are written down with a corresponding charge to realized losses.

Mortgage loans are reported at amortized cost, less valuation allowances for the excess, if any, of the amortized cost of impaired loans over the estimated fair value of the related collateral. Changes in valuation allowances are included in net realized gains and losses.

Policy loans are reported at their unpaid balance and are fully collateralized by related cash surrender values.

Real estate investments are reported at depreciated cost. Real estate acquired in satisfaction of debt is transferred to real estate at estimated fair value.

Net realized investment gains and losses are recognized using the specific identification method and include changes in valuation allowances. Changes in the estimated fair values of available-for-sale debt and equity securities are reflected in comprehensive income after adjustments for related deferred policy acquisition costs, present value of future profits of insurance acquired, income taxes and minority interests.

DEFERRED POLICY ACQUISITION COSTS

Commissions and other costs of acquiring business that vary with and are primarily related to the production of new business are generally deferred.

Deferred policy acquisition costs for participating life insurance, universal life insurance and investment-type annuities are amortized in relation to estimated gross margins or profits. Amortization is adjusted retrospectively for actual experience and when estimates of future gross margins or profits are revised. Balances of deferred policy acquisition costs for these products are adjusted for related unrealized gains and losses on available-for-sale debt and equity securities through comprehensive income, net of related income taxes.

Deferred policy acquisition costs for non-participating term life insurance and disability income insurance is amortized in relation to premium income using assumptions consistent with those used in computing policy benefit liabilities.

Balances of deferred policy acquisition costs are regularly evaluated for recoverability from product margins or profits.

PRESENT VALUE OF FUTURE PROFITS OF INSURANCE ACQUIRED

Present value of future profits of insurance acquired is the actuarially-determined present value of future projected profits from policies in force at the date of their acquisition, and is amortized in relation to gross profits of those policies. Amortization is adjusted retrospectively for actual experience and when estimates of future profits are revised.

PROPERTY AND EQUIPMENT

Property and equipment is reported at depreciated cost. Real property is depreciated over 40 years using the straight-line method. Furniture and equipment is depreciated using accelerated depreciation methods over 7 years and 5 years, respectively.

SEPARATE ACCOUNTS

Separate accounts are segregated funds relating to certain variable annuity and variable life policies, and National Life's pension plans. Separate account assets are primarily common stocks, bonds, mortgage loans, and real estate and are carried at estimated fair value. Separate account liabilities reflect separate account policyholders' interests in separate account assets, include the actual investment performance of the respective accounts and are not guaranteed. Separate account results relating to these policyholders' interests are excluded from revenues and expenses.

POLICY LIABILITIES

Policy benefit liabilities for participating life insurance are developed using the net level premium method, with interest and mortality assumptions used in calculating policy cash surrender values. Participating life insurance terminal dividends are accrued in relation to gross margins.

Policy benefit liabilities for non-participating life insurance, disability income insurance and certain annuities are developed using the net level premium method, with assumptions for interest, mortality, morbidity, withdrawals and expenses based principally on company experience.

Policyholders' account balances for universal life insurance and investment-type annuities represent amounts that inure to the benefit of the policyholders (before surrender charges).

POLICYHOLDERS' DIVIDENDS

Policyholders' dividends are the pro-rata amount of dividends earned that will be paid or credited at the next policy anniversary. Dividends are based on a scale that seeks to reflect the relative contribution of each group of policies to National Life's overall operating results. The dividend scale is approved annually by National Life's Board of Directors.

RECOGNITION OF INSURANCE INCOME AND RELATED EXPENSES

Premiums from traditional life and certain annuities are recognized as revenue when due from the policyholder. Benefits and expenses are matched with income by providing for policy benefit liabilities and the deferral and amortization of policy acquisition costs so as to recognize profits over the life of the policies.

Premiums from universal life and investment-type annuities are reported as increases in policyholders' accounts. Revenues for these policies consist of mortality charges, policy administration fees and surrender charges deducted from policyholders' accounts. Policy benefits charged to expense include benefit claims in excess of related policyholders' account balances.

Premiums from disability income policies are recognized as revenue over the period to which the premiums relate.

FEDERAL INCOME TAXES

National Life files a consolidated federal income tax return that includes all of its wholly-owned subsidiaries. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on temporary differences between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

NOTE 3 - INVESTMENTS


DEBT AND EQUITY SECURITIES

The amortized cost and estimated fair values of debt and equity securities at December 31 were as follows (in thousands):

                                                                              Gross             Gross
                                                        Amortized          Unrealized        Unrealized          Estimated Fair
                              1998                         Cost               Gains            Losses                Value
-------------------------------------------------------------------------------------------------------------------------------
Available-for-sale (AFS):
        U.S. government obligations                   $     315,567       $    17,710       $     1,024           $    332,253
        Government agencies, authorities
                    and subdivisions                        124,411            13,626                29                138,008
        Public utilities                                    392,211            21,944               678                413,477
        Corporate                                         2,368,814           152,991            18,249              2,503,556
        Private placements                                  670,467            36,929            10,501                696,895
        Mortgage-backed securities                        1,137,465            41,131             3,359              1,175,237
-------------------------------------------------------------------------------------------------------------------------------
           Total AFS debt securities                      5,008,935           284,331            33,840              5,259,426
        Preferred stocks                                    140,932             2,567             3,538                139,961
        Common stocks                                        37,847             2,373               823                 39,397
------------------------------------------------------------------------------------------------------------------------------
           Total AFS debt and equity securities       $   5,187,714       $   289,271       $    38,201            $ 5,438,784
==============================================================================================================================

                              1997
------------------------------------------------------------------------------------------------------------------------------
Available-for-sale (AFS):
        U.S. government obligations                   $     284,039       $    13,515       $       612            $   296,942
        Government agencies, authorities
                    and subdivisions                        178,986            11,649               793                189,842
        Public utilities                                    389,744            19,246             6,314                402,676
        Corporate                                         2,403,091           133,881             7,069              2,529,903
        Private placements                                  598,144            29,576             2,170                625,550
        Mortgage-backed securities                        1,196,369            35,308             1,275              1,230,402
------------------------------------------------------------------------------------------------------------------------------
           Total AFS debt securities                      5,050,373           243,175            18,233              5,275,315
        Preferred stocks                                      6,482               803               259                  7,026
        Common stocks                                        29,638             5,511                63                 35,086
------------------------------------------------------------------------------------------------------------------------------
           Total AFS debt and equity securities       $   5,086,493       $   249,489       $    18,555            $ 5,317,427
==============================================================================================================================

Unrealized gains and losses on available-for-sale debt and equity securities included as a component of accumulated other comprehensive income and changes therein for the years ended December 31 were as follows (in thousands):

                                                                                     1998                   1997
--------------------------------------------------------------------------------------------------------------------
Net unrealized gains on available-for-sale securities                             $   20,136             $ 153,723
Net unrealized gains on separate accounts                                              1,543                 3,047
Related minority interests                                                            (1,786)               (9,360)
Related deferred policy acquisition costs                                             17,139               (44,378)
Related present value of future profits of insurance acquired                         (3,048)              (10,138)
Related deferred income taxes                                                        (12,758)              (36,744)
--------------------------------------------------------------------------------------------------------------------
            Increase in net unrealized gains                                          21,226                56,150
            Balance, beginning of year                                                85,017                28,867
--------------------------------------------------------------------------------------------------------------------
                        Balance, end of year                                      $  106,243             $  85,017
====================================================================================================================

Balance, end of year includes:
            Net unrealized gains on available-for-sale securities                 $  251,070             $ 230,934
            Net unrealized gains on separate accounts                                  5,815                 4,272
            Related minority interests                                                (8,672)               (6,886)
            Related deferred policy acquisition costs                                (77,539)              (94,678)
            Related present value of future profits on insurance acquired             (1,547)                1,501
            Related deferred income taxes                                            (62,884)              (50,126)
--------------------------------------------------------------------------------------------------------------------
                        Balance, end of year                                      $  106,243             $  85,017
====================================================================================================================

Net other comprehensive income for 1998 of $21.2 million is presented net of reclassifications to net income for gross gains realized during the period of $9.0 million and net of tax and deferred acquisition cost offsets of $6.6 million.

The amortized cost and estimated fair values of debt securities by contractual maturity at December 31, 1998 are shown below (in thousands). Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                  Amortized           Estimated Fair
                                                                    Cost                  Value
-----------------------------------------------------------------------------------------------------
Due in one year or less                                       $     134,111           $    136,343
Due after one year through five years                               798,659                813,326
Due after five years through ten years                            1,936,192              2,030,568
Due after ten years                                               1,002,508              1,103,952
Mortgage-backed securities                                        1,137,465              1,175,237
-----------------------------------------------------------------------------------------------------
            Total                                             $   5,008,935           $  5,259,426
=====================================================================================================

Information relating to available-for-sale debt security sale transactions for the years ended December 31 is shown below (in thousands):

                                                                   1998                     1997
--------------------------------------------------------------------------------------------------------------
Proceeds from sales                                           $   1,167,190            $   1,928,055

Gross realized gains                                          $      22,969            $      27,318
Gross realized losses                                         $      16,578            $      16,916

National Life periodically lends certain U.S. government or corporate bonds to approved counterparties to enhance the yield of its bond portfolio. National Life receives cash collateral for at least 103% of the market value of securities loaned. Collateral adequacy is evaluated daily and periodically adjusted for changes in the market value of securities loaned. The carrying values of securities loaned are unaffected by the transaction. Collateral held (included in cash and cash equivalents) and the corresponding liability for collateral held (included in other liabilities and accrued expenses) were $193.5 million and $19.8 million at December 31, 1998 and 1997, respectively.

National Life also periodically enters into repurchase agreements on U.S. Treasury securities to enhance the yield of its bond portfolio. These transactions are accounted for as financings because the securities received at the end of the repurchase period are identical to the securities transferred. There were no open transactions at December 31, 1998. The repurchase liability is included in other liabilities and was $234.6 million at December 31, 1997.

MORTGAGE LOANS AND REAL ESTATE

The distributions of mortgage loans and real estate at December 31 were as follows:

                                                                            1998                   1997
                                                                    ---------------------- --------------------
GEOGRAPHIC REGION
-----------------
New England                                                                  3.8%                   4.0%
Middle Atlantic                                                              9.7                   10.3
East North Central                                                           9.3                    8.8
West North Central                                                           4.5                    4.9
South Atlantic                                                              25.7                   29.1
East South Central                                                           5.0                    5.0
West South Central                                                          10.3                   10.8
Mountain                                                                    17.7                   16.7
Pacific                                                                     14.0                   10.4
---------------------------------------------------------------------------------------------------------------

            Total                                                          100.0%                 100.0%
===============================================================================================================

PROPERTY TYPE
-------------
Residential                                                                  0.2%                   0.2%
Apartment                                                                   24.2                   24.3
Retail                                                                      12.2                   15.9
Office Building                                                             35.0                   34.0
Industrial                                                                  26.2                   22.2
Hotel/Motel                                                                  0.8                    0.9
Other Commercial                                                             1.4                    2.5
---------------------------------------------------------------------------------------------------------------

            Total                                                          100.0%                 100.0%
===============================================================================================================

Total mortgage loans and real estate
   (in thousands)                                                   $  1,174,070           $  1,088,096
===============================================================================================================

Mortgage loans and related valuation allowances at December 31 were as follows (in thousands):

                                                                           1998                  1997
----------------------------------------------------------------------------------------------------------
Unimpaired loans                                                      $  1,077,637          $   965,760
Impaired loans without valuation allowances                                 11,757                9,413
----------------------------------------------------------------------------------------------------------
            Subtotal                                                     1,089,394              975,173
----------------------------------------------------------------------------------------------------------
Impaired loans with valuation allowances                                    10,244               21,426
Related valuation allowances                                                (1,134)              (4,429)
----------------------------------------------------------------------------------------------------------
            Subtotal                                                         9,110               16,997
----------------------------------------------------------------------------------------------------------
                        Total                                         $  1,098,504          $   992,170
==========================================================================================================
Impaired loans:
            Average recorded investment                               $     27,755          $    34,076
            Interest income recognized                                $      3,124          $     3,543
            Interest received                                         $      2,818          $     3,818

Impaired loans are mortgage loans where it is not probable that all amounts due under the contractual terms of the loan will be received. Impaired loans without valuation allowances are mortgage loans where the estimated fair value of the collateral exceeds the recorded investment in the loan. For these impaired loans, interest income is recognized on an accrual basis, subject to recoverability from the estimated fair value of the loan collateral. For impaired loans with valuation allowances, interest income is recognized on a cash basis.

Activity in the valuation allowances for impaired mortgage loans for the years ended December 31 were as follows (in thousands):

                                                                                               1998                1997
===========================================================================================================================
Additions for impaired loans charged to realized losses                                   $    1,564           $    1,543
Impairment losses charged to valuation allowances                                             (2,217)              (1,419)
Changes to previously established valuation allowances                                        (2,642)              (2,978)
---------------------------------------------------------------------------------------------------------------------------
            Decrease in valuation allowances                                                  (3,295)              (2,854)
            Balance, beginning of year                                                         4,429                7,283
---------------------------------------------------------------------------------------------------------------------------
            Balance, end of year                                                          $    1,134           $    4,429
===========================================================================================================================

NET INVESTMENT INCOME

The components of net investment income for the years ended December 31 were as follows (in thousands):

                                                                     1998                     1997
-----------------------------------------------------------------------------------------------------
Debt securities interest                                         $  405,184               $  392,674
Equity securities dividends                                           6,380                    2,765
Mortgage loan interest                                               90,991                   85,782
Policy loan interest                                                 47,189                   48,856
Real estate income                                                   12,802                   15,822
Other investment income                                              12,363                    9,230
-----------------------------------------------------------------------------------------------------
            Gross investment income                                 574,909                  555,129
            Less: investment expenses                                24,570                   26,932
-----------------------------------------------------------------------------------------------------
            Net investment income                                $  550,339               $  528,197
=====================================================================================================

DERIVATIVES

National Life purchases over-the-counter options and exchange-traded futures on the Standard & Poor's 500 (S&P 500) index to hedge obligations relating to equity indexed products. When the S&P 500 index increases, increases in the intrinsic value of the options and fair value of futures are offset by increases in equity indexed product account values. When the S&P 500 index decreases, National Life's loss is the decrease in the fair value of futures and is limited to the premium paid for the options.

National Life purchases options only from highly rated counterparties. However, in the event a counterparty failed to perform, National Life's loss would be equal to the fair value of the net options held from that counterparty.

The option premium is expensed over the term of the option. Amortization of the option premium is reflected in investment income. Interest credited includes amounts that would be credited on the next policy anniversary based on the S&P 500 index's value at the reporting date, offset by changes in the intrinsic value of options held and changes in the fair value of futures. The call options are included in other invested assets and are carried at amortized cost plus intrinsic value, if any, of the call options as of the valuation date.

The notional amounts and net book value of options and futures at December 31 were as follows (in thousands):

                                                                                             1998           1997
--------------------------------------------------------------------------------------------------------------------
Notional amounts:
            Options                                                                       $  79,754       $ 245,187
            Futures                                                                       $  28,835       $  27,892
====================================================================================================================

Book values:
Options:    Net amortized cost                                                            $   5,514       $   4,058
            Intrinsic value                                                                  18,953           7,876
--------------------------------------------------------------------------------------------------------------------
            Book value                                                                       24,467          11,934
Futures at fair value                                                                           463             630
--------------------------------------------------------------------------------------------------------------------
Net book value (included in other invested assets)                                        $  24,930       $  12,564
====================================================================================================================

FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying values and estimated fair values of financial instruments at December 31 were as follows (in thousands):

                                                                    1998                              1997
-------------------------------------------------------------------------------------------------------------------------
                                                           Carrying      Estimated Fair      Carrying     Estimated Fair
                                                             Value            Value            Value           Value
-------------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents                                 $   347,949      $   347,949      $  372,180     $    372,180
Available-for-sale debt and equity securities               5,438,784        5,438,784       5,317,427        5,317,427
Mortgage loans                                              1,098,504        1,180,630         992,170        1,024,582
Policy loans                                                  776,363          743,687         791,753          730,059
Derivatives                                                    24,930           28,496          12,564           11,629

Investment products                                         2,507,012        2,522,940       2,642,511        2,503,727

Debt                                                           78,088           75,141          80,085           82,314

For cash and cash equivalents carrying value approximates estimated fair value.

Debt and equity securities estimated fair values are based on quoted values where available. Where quoted values are not available, estimated fair values are based on discounted cash flows using current interest rates of similar securities.

Mortgage loan fair values are estimated as the average of discounted cash flows under different scenarios of future mortgage interest rates (including appropriate provisions for default losses and borrower prepayments).

For variable rate policy loans the unpaid balance approximates fair value. Fixed rate policy loan fair values are estimated based on discounted cash flows using the current variable policy loan rate (including appropriate provisions for mortality and repayments).

Derivatives estimated fair values are based on quoted values.

Investment products include flexible premium annuities, single premium deferred annuities and supplementary contracts not involving life contingencies. Investment product fair values are estimated as the average of discounted cash flows under different scenarios of future interest rates of A-rated corporate bonds and related changes in premium persistency and surrenders.

Debt fair values are estimated based on discounted cash flows using current interest rates of similar securities.


NOTE 4 - INSURANCE IN-FORCE AND REINSURANCE

National Life reinsures certain risks assumed in the normal course of business. For individual life products, National Life generally retains no more than $3.0 million of risk on any person (excluding accidental death benefits and dividend additions). Reinsurance for life products is ceded under yearly renewable term, coinsurance, and modified coinsurance. Disability income products are significantly reinsured under coinsurance and modified coinsurance.

National Life remains liable in the event any reinsurer is unable to meet its assumed obligations. National Life regularly evaluates the financial condition of its reinsurers and concentrations of credit risk of reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

The effects of reinsurance for the years ended December 31 were as follows (in thousands):

                                                                      1998                     1997
-------------------------------------------------------------------------------------------------------
Insurance premiums:
            Direct premiums                                        $  453,859              $  470,853
            Reinsurance assumed                                           898                     896
            Reinsurance ceded                                         (68,497)                 (72,732)
-------------------------------------------------------------------------------------------------------
                                                                   $  386,260              $  399,017
=======================================================================================================
Other income:
            Direct                                                 $    3,694                   3,543
            Reinsurance ceded                                          13,577                  13,981
-------------------------------------------------------------------------------------------------------
                                                                   $   17,271              $   17,524
=======================================================================================================
Increase in policy liabilities:
            Direct increase in policy liabilities                  $   94,949              $  112,577
            Reinsurance assumed                                            (4)                     17
            Reinsurance ceded                                           3,307                   5,540
-------------------------------------------------------------------------------------------------------
                                                                   $   98,252              $  118,134
=======================================================================================================
Policy benefits:
            Direct policy benefits                                 $  348,672              $  393,082
            Reinsurance assumed                                         1,286                      12
            Reinsurance ceded                                          (3,179)                (79,275)
-------------------------------------------------------------------------------------------------------
                                                                   $  346,779              $  313,819
=======================================================================================================
Policyholders' dividends:
            Direct policyholders' dividends                        $  110,630              $  111,617
            Reinsurance ceded                                          (3,528)                 (5,305)
-------------------------------------------------------------------------------------------------------
                                                                   $  107,102              $  106,312
=======================================================================================================

NOTE 5 - INCOME TAXES

The components of income taxes and a reconciliation of the expected and actual income taxes and marginal and effective federal income tax rates for the years ended December 31 were as follows ($ in thousands):

                                                                     1998                                       1997
--------------------------------------------------------------------------------------------------------------------------------
                                                         Amount            Rate                Amount                 Rate
--------------------------------------------------------------------------------------------------------------------------------
Current                                                $   17,144                          $   41,654
Deferred                                                  (18,164)                             (20,747)
-------------------------------------------------------------------                      --------------------
            Income taxes                               $   (1,020)                          $   20,907
===================================================================                      ====================

Expected income taxes                                  $    9,686          35.0%           $   22,531                 35.0%
Differential earnings amount                               (7,953)        (28.7)                4,581                  7.1
Affordable housing tax credit                              (6,638)        (24.0)               (4,318)                (6.7)
Net change in tax reserves                                  5,035          18.2                 1,298                  2.0
Other, net                                                 (1,150)         (4.2)               (3,185)                (4.9)
--------------------------------------------------------------------------------------------------------------------------------
            Income taxes                               $   (1,020)                          $   20,907
===================================================================                      ====================
            Effective federal income tax rate                              (3.7)%                                     32.5%
===================================================                =====================                      ==================

Components of net deferred income tax assets at December 31 were as follows (in thousands):

                                                                               1998                  1997
--------------------------------------------------------------------------------------------------------------
Deferred income tax assets:
            Policy liabilities                                             $  185,294            $   172,387
            Other liabilities and accrued expenses                             67,291                 56,946
            Other                                                               4,761                  4,294
--------------------------------------------------------------------------------------------------------------
                        Total deferred income tax assets                      257,346                233,627
--------------------------------------------------------------------------------------------------------------

Deferred income tax liabilities:
            Deferred policy acquisition costs                                 126,380                126,914
            Present value of future profits of insurance acquired              17,683                 20,642
            Net unrealized gain on available-for-sale securities               62,884                 50,126
            Debt and equity securities                                         16,947                  9,253
            Other                                                              11,911                  9,175
--------------------------------------------------------------------------------------------------------------
                        Total deferred income tax liabilities                 235,805                216,110
--------------------------------------------------------------------------------------------------------------

                        Net deferred income tax assets                     $   21,541            $    17,517
==============================================================================================================

Management believes it is more likely than not that National Life will realize the benefit of deferred tax assets.

National Life's federal income tax returns are routinely audited by the IRS. The IRS has examined tax returns through 1993 and is currently examining the years 1994 and 1995. In management's opinion adequate tax liabilities have been established for all open years.

NOTE 6 - BENEFIT PLANS

National Life sponsors a qualified defined benefit pension plan covering substantially all employees. The plan is administered by National Life's Benefits Committee and is non-contributory, with benefits based on an employee's retirement age, years of service and compensation near retirement. Plan assets are primarily bonds and common stocks held in a National Life separate account and funds invested in an annuity contract issued by National Life. National Life also sponsors other, non-qualified pension plans, including a non-contributory defined benefit plan for general agents that provides benefits based on years of service and sales levels, a contributory defined benefit plan for certain employees, agents and general agents and a non-contributory defined supplemental benefit plan for certain executives. These non-qualified defined benefit pension plans are not funded.

National Life sponsors four defined benefit postretirement plans that provide medical, dental and life insurance benefits to employees and agents. Substantially all employees and agents may be eligible for retiree benefits if they reach normal retirement age and meet certain minimum service requirements while working for National Life. Most of the plans are contributory, with retiree contributions adjusted annually, and contain cost sharing features such as deductibles and copayments. The plans are not funded and National Life pays for plan benefits on a current basis. The cost of these benefits is recognized as earned.

During 1997, National Life offered enhanced pension and postretirement benefits to employees meeting certain defined eligibility requirements. The program resulted in special termination benefits for the expected present value of the enhancements to benefits, curtailment gains for reductions in the pension benefit obligations relating to assumed increases in future compensation levels and settlement gains for the pro-rata recognition of actuarial gains on lump sum settlements of pension benefit obligations.

The status of the defined benefit plans at December 31 was as follows (in thousands):

                                                                          Pension Benefits             Other Benefits
                                                                  ---------------------------------------------------------
                                                                       1998              1997       1998           1997
---------------------------------------------------------------------------------------------------------------------------
CHANGE IN BENEFIT OBLIGATION:
  Benefit obligation, beginning of year                             $ 162,986         $ 180,075   $ 24,759       $ 24,351
  Service cost (benefits earned during the current period)              2,849             4,467        547            630
  Interest cost on benefit obligation                                  11,430            13,629      1,699          1,669
  Actuarial losses (gains)                                             34,444           (19,077)     1,939         (3,587)
  Benefits paid                                                       (22,185)          (14,557)    (1,061)          (784)
  1997 early retirement program:
         Special termination benefits                                                    10,878                     2,480
         Curtailment gain                                                                (3,630)
         Settlement payments                                                             (8,799)
---------------------------------------------------------------------------------------------------------------------------
  Benefit obligation, end of year                                   $ 189,524         $ 162,986   $ 27,883       $ 24,759
===========================================================================================================================

CHANGE IN PLAN ASSETS:
  Plan assets, beginning of year                                    $ 108,884         $  97,566
  Actual return on plan assets                                          7,200            23,337
  Employer contributions                                                                  2,502
  Benefits paid                                                       (16,039)           (5,722)
  1997 early retirement program settlement payments                                      (8,799)
------------------------------------------------------------------------------------------------
  Plan assets, end of year                                          $ 100,045         $ 108,884
================================================================================================

FUNDED STATUS:
  Benefit obligation                                                $ 189,524         $ 162,986   $ 27,883       $ 24,759
  Plan assets                                                        (100,045)         (108,884)
---------------------------------------------------------------------------------------------------------------------------
         Benefit obligation in excess of plan assets                   89,479            54,102     27,883         24,759
  Unrecognized actuarial gains (losses)                               (11,259)           28,485      2,526          4,548
  Unrecognized prior service cost                                                                   (1,152)        (1,224)
---------------------------------------------------------------------------------------------------------------------------
         Accrued benefit cost (included in other liabilities)       $  78,220         $  82,587   $ 29,257       $ 28,083
===========================================================================================================================

The components of net periodic benefit cost for the years ended December 31 were as follows (in thousands):

                                                                      Pension Benefits                   Other Benefits
                                                                --------------------------------------------------------------
                                                                    1998           1997              1998             1997
------------------------------------------------------------------------------------------------------------------------------
Service cost (benefits earned during the current period)         $  2,849       $   4,467         $    547          $    630
Interest cost on benefit obligation                                11,430          13,629            1,699             1,669
Expected return on plan assets                                     (9,078)         (8,636)
Net amortization and deferrals                                     (1,167)                             (83)               31
Amortization of prior service cost                                                                      72                72
1997 early retirement program:
      Special termination benefits                                                 10,878                              2,480
      Curtailment gain                                                             (3,630)
      Settlement gains                                             (3,131)         (2,917)
------------------------------------------------------------------------------------------------------------------------------
Net periodic benefit cost (included in operating expenses)       $    903       $  13,791         $ 2,235           $  4,882
==============================================================================================================================

The total projected benefit obligation for non-qualified defined benefit pension plans was $81.4 million and $69.1 million at December 31, 1998 and 1997, respectively. The total accumulated benefit obligation for these plans was $75.2 million and $66.3 million at December 31, 1998 and 1997, respectively.

The actuarial assumptions used in determining benefit obligations at December 31, were as follows:

                                                                  Pension Benefits                      Other Benefits
                                                        ------------------------------------------------------------------------
                                                               1998               1997              1998             1997
--------------------------------------------------------------------------------------------------------------------------------
Discount rate                                                  6.75%              7.50%             6.75%            7.50%
Rate of increase in future compensation levels                 5.00%              5.00%
Expected long term return on plan assets                       9.00%              9.00%

Health care cost trend rates grade to 5% in year 2000 and remain level thereafter. Increasing the assumed health care trend rates by one percentage point in each year would increase the APBO by about $3.2 million and the 1998 service and interest cost components of net periodic postretirement benefit cost by about $0.1 million. Decreasing the assumed health care trend rates by one percentage point in each year would reduce the APBO by about $2.6 million and the 1998 service and interest cost components of net periodic postretirement benefit cost by about $0.1 million. National Life uses the straight-line method of amortization for prior service cost and unrecognized gains and losses.

National Life provides employee savings and 401(k) plans where up to 3% of an employee's compensation may be invested by the employee in either plan with matching funds contributed by the company. National Life also contributes various amounts of an employee's compensation (up to certain levels) to a 401(k) account. Additional voluntary employee contributions may be made to the plans subject to certain limits. Company contributions to these plans generally vest within two years.

NOTE 7 - DEBT

Debt consists of the following (in thousands):

                                                                                    1998                    1997
--------------------------------------------------------------------------------------------------------------------
8.25% Surplus Notes:                                                              $ 69,688               $  69,685
      $70 million, maturing March 1, 2024 with interest payable semi-annually on March 1 and September 1. The notes are unsecured and subordinated to all present and future indebtedness, policy claims and prior claims.
      The notes may be redeemed in whole or in part any time after March 1,
      2004 at predetermined redemption prices. All interest and principal payments require prior written approval by the State of Vermont
      Department of Banking, Insurance, Securities and Health Care
      Administration.

6.57% Term Note:                                                                     8,400                  10,400
      $8.4 million, maturing March 1, 2002 with interest payable semi-annually on March 1 and September 1. The note is secured by subsidiary stock, includes certain restrictive covenants and requires annual payments of principal (see below).
--------------------------------------------------------------------------------------------------------------------
      Total debt                                                                  $ 78,088               $  80,085
====================================================================================================================

The aggregate annual maturities of debt for the next five years are as follows (in thousands):

1999                                                    2,000
2000                                                    2,000
2001                                                    2,000
2002                                                    2,400
2003                                                        -


NOTE 8 - SALES PRACTICE REMEDIATION COSTS

During 1997, several class action lawsuits were filed against National Life in various states related to the sale of life insurance policies during the 1980's and 1990's. National Life specifically denied any wrongdoing. National Life agreed to a settlement of these class action lawsuits in June 1998. This agreement was subsequently approved by the court in October 1998. The settlement provides class members with various policy enhancement options and new product purchase discounts. Class members may instead pursue alternative dispute resolution according to predetermined guidelines. Management believes that while the ultimate cost of this litigation is still uncertain, it is unlikely (after considering existing provisions) to have a material adverse effect on National Life's financial position.

NOTE 9 - STATUTORY INFORMATION

National Life prepares statutory basis financial statements for regulatory filings with insurance regulators in all 50 states and the District of Columbia. A reconciliation of National Life Insurance Company's statutory surplus to GAAP retained earnings at December 31 and statutory net income to GAAP net income for the years ended December 31 were as follows (in thousands):

                                                  1998                             1997
                                      ---------------------------------------------------------------
                                          Surplus/                        Surplus/
                                          Retained                        Retained
                                          Earnings     Net Income         Earnings       Net Income
-----------------------------------------------------------------------------------------------------
Statutory surplus/net income             $ 373,063     $  67,841         $  342,614      $  49,574

Asset valuation reserve                     69,994             -             67,734              -
Interest maintenance reserve                52,826        (4,114)            56,940           (229)
Surplus notes                              (70,700)           (2)           (69,685)            (3)
Non-admitted assets                         17,033             -             20,874              -
Investments                                    650        13,991               (944)       (18,856)
Deferred policy acquisition costs          428,453        (9,479)           437,932         (5,651)
Deferred income taxes                       74,132        (1,588)            72,544         13,807
Policy liabilities                        (203,832)      (17,483)          (186,349)         7,449
Policyholders' dividends                    64,205           529             64,734          2,206
Benefit plans                              (27,904)        9,922            (37,826)        (1,732)
Sales remediation costs                          -       (40,575)                 -        (11,900)
Other changes, net                          (1,860)        1,146            (12,696)         1,166
-----------------------------------------------------------------------------------------------------

GAAP retained earnings/net income        $ 776,060     $  20,188         $  755,872     $   35,831
=====================================================================================================

The New York Insurance Department recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the New York Insurance Law. No consideration is given by the New York Insurance Department to financial statements prepared in accordance with generally accepted accounting principles in making such determinations.

NOTE 10 - NEW ACCOUNTING PRONOUNCEMENTS

In June 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities (FAS 133), which establishes accounting and reporting standards for derivative instruments. FAS 133 requires that an entity recognize all derivatives as either assets or liabilities at fair value in the statement of financial position, and establishes special accounting for the following three types of hedges: fair value hedges, cash flow hedges, and hedges of foreign currency exposures of net investments in foreign operations. The statement is effective for fiscal years beginning after June 15, 1999. National Life is currently assessing the impact of the adoption of FAS 133.

In March 1998, the American Institute of Certified Public Accountants issued Statement of Position 98-1, Accounting for the Cost of Computer Software Developed or Obtained for Internal Use (SOP 98-1). SOP 98-1 requires that certain costs incurred in developing internal use computer software be capitalized and provides guidance for determining whether computer software is considered to be for internal use. This statement is effective for fiscal years beginning after December 15, 1998. National Life adopted SOP 98-1 effective January 1, 1998. The adoption of SOP 98-1 resulted in net after tax capitalization (after current year amortization) of approximately $2 million in software costs.

NOTE 11 - SUBSEQUENT EVENTS

On January 1, 1999, National Life converted from a mutual to a stock insurance company as part of a reorganization into a mutual holding company corporate structure.

Prior to the conversion, policyowners held policy contractual and membership rights from National Life. The contractual rights, as defined in the various insurance and annuity policies, remained with National Life after the conversion. Membership interests held by policyowners of National Life at December 31, 1998 were converted to membership interests in National Life Holding Company, an upstream corporation. National Life Holding Company currently owns all the outstanding shares of NLV Financial, which in turn currently owns all the outstanding shares of National Life.

This reorganization was approved by policyowners of National Life and was completed with the approval of the Vermont Department of Banking, Insurance, Securities, and Health Care Administration.

                               NATIONAL VARIABLE
                              ANNUITY ACCOUNT II

                             FINANCIAL STATEMENTS


                                   * * * * *


                               DECEMBER 31, 1998

                       REPORT OF INDEPENDENT ACCOUNTANTS






To the Board of Directors of National Life Insurance Company and Contractholders of National Variable Annuity Account II


In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the sub-accounts constituting the National Variable Annuity Account II (a Separate Account of National Life Insurance Company) (the Variable Account) at December 31, 1998, and the results of each of their operations and the changes in each of their net assets for the year ended December 31, 1998 and for the period from June 20, 1997 through December 31, 1997, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Variable Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the funds, provide a reasonable basis for the opinion expressed above.




PricewaterhouseCoopers LLP
Boston, Massachusetts
March 31, 1999

                      NATIONAL VARIABLE ANNUITY ACCOUNT II

             (A SEPARATE ACCOUNT OF NATIONAL LIFE INSURANCE COMPANY)

                             STATEMENT OF NET ASSETS

                               DECEMBER 31, 1998

                                                                                                CONTRACTHOLDER
                                                                                                    ACCOUNT
                                                                                                    VALUES
                                                                                              --------------------
ASSETS:

Investments in shares of mutual fund portfolios at market value:
 (contractholder accumulation units and unit value)

  Market Street Fund Money Market (464,682.04 units at $10.59 per unit)                        $        4,919,765
  Market Street Fund Growth (681,315.40 units at $11.96 per unit)                                       8,147,400
  Market Street Fund Aggressive Growth (67,028.38 units at $11.43 per unit)                               766,252
  Market Street Fund Managed (321,764.26 units at $11.80 per unit)                                      3,797,496
  Market Street Fund Bond (258,757.6 units at $11.12 per unit)                                          2,877,768
  Market Street Fund International (117,450.09 units at $10.34 per unit)                                1,214,433
  Market Street Fund Sentinel Growth (167,349.38 units at $12.71 per unit)                              2,127,070
  Strong Opportunity Fund II (125,380.26 units at $12.50 per unit)                                      1,566,747
  Strong Growth Fund II (79,046.28 units at $14.29 per unit)                                            1,129,736
  Van Eck Worldwide Bond Fund (8,968.55 units at $11.39 per unit)                                         102,192
  VIPF Equity-Income (446,646.08 units at $11.93 per unit)                                              5,328,200
  VIPF Overseas (137,169.62 units at $10.51 per unit)                                                   1,441,055
  VIPF Growth (128,908.47 units at $14.74 per unit)                                                     1,899,754
  VIPF High Income (316,357.63 units at $10.22 per unit)                                                3,233,068
  VIPF Index 500 (644,354.50 units at $13.77 per unit)                                                  8,874,441
  VIPF Contra Fund (220,659.55 units at $14.04 per unit)                                                3,097,797
  Alger American Growth (174,624.86 units at $15.55 per unit)                                           2,715,839
  Alger American Small Capitalization (180,967.55 units at $12.53 per unit)                             2,268,367
  American Century Value Fund (480.38 units at $10.41 per unit)                                             4,999
  American Century Income & Growth Fund (2,561.63 units at $10.95 per unit)                                28,051
  JP Morgan Small Company Fund (10,554.25 units at $9.98)                                                 105,354
  Neuberger & Berman Partners Fund (9,444.56 units at $10.19)                                              96,245
  Goldman Sachs International Equity Fund (4,799.45 units at $10.11)                                       48,510
  Goldman Sachs Mid Cap Equity Fund (1,009.46 units at $9.88)                                               9,972
                                                                                              --------------------
    TOTAL NET ASSETS                                                                           $       55,800,511
                                                                                              ====================

 The accompanying notes are an integral part of these financial statements.

                      NATIONAL VARIABLE ANNUITY ACCOUNT II
            ( A Separate Account of National Life Insurance Company)

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1998



                                                                                  MARKET STREET FUND
                                    ---------------------------------------------------------------------------------------------
                                        MONEY                     AGGRESSIVE                                            SENTINEL
                                        MARKET        GROWTH        GROWTH        MANAGED        BOND    INTERNATIONAL   GROWTH
                                    ------------   ------------  ------------  -----------   ----------- ------------- ----------

Investment income:
  Dividend income and
  capital gain distributions         $   185,319    $  347,569    $   11,494    $  103,637    $  35,475    $  44,221    $  82,215

Expenses:
  Mortality and expense risk
   and administrative charges             51,068        68,736         5,766        30,795       13,683       13,805       21,509
                                    ----------------------------------------------------------------------------------------------

Net investment (loss) income             134,251       278,833         5,728        72,842       21,792       30,416       60,706
                                    ----------------------------------------------------------------------------------------------

Realized and unrealized
 gain (loss) on investments:
   Net realized gain (loss) from
    shares sold                                -      (148,064)         (540)        2,236       11,051      (22,126)     (61,135)
   Net unrealized appreciation
     (depreciation) on investments             -       479,266        17,348       182,327       31,347       28,945      197,891
                                    ----------------------------------------------------------------------------------------------

Net realized and unrealized
 gain (loss) on investments                    -       331,202        16,808       184,563       42,398        6,819      136,756
                                    ----------------------------------------------------------------------------------------------

Increase (decrease) in net assets
 resulting from operations           $   134,251    $  610,035    $   22,536    $  257,405    $  64,190    $  37,235    $ 197,462
                                    ==============================================================================================



                                          STRONG CAPITAL MANAGEMENT
                                        ----------------------------

                                         OPPORTUNITY II   GROWTH II
                                        ---------------- -----------

Investment Income:
  Dividend income and
  capital gain distributions               $   98,918    $        3

Expenses:
  Mortality and expense risk
   and administrative charges                  14,172         7,793
                                        ----------------------------

Net investment (loss) income                   84,746        (7,790)
                                        ----------------------------

Realized and unrealized
 gain (loss) on investments:
   Net realized gain (loss) from
    shares sold                               (20,284)        6,111

   Net unrealized appreciation
     (depreciation) on investments             14,710       192,023
                                        ----------------------------

Net realized and unrealized
 gain (loss) on investments                    (5,574)      198,134
                                        ----------------------------

Increase (decrease) in net assets
 resulting from operations                 $   79,172    $  190,344
                                        ============================

   The accompanying notes are an integral part of these financial statements.

                     NATIONAL VARIABLE ANNUITY ACCOUNT II
           ( A SEPARATE ACCOUNT OF NATIONAL LIFE INSURANCE COMPANY)

                            STATEMENT OF OPERATIONS

                     FOR THE YEAR ENDED DECEMBER 31, 1998


                                        VAN ECK                                             VIPF
                                      -----------     --------------------------------------------------------------------------
                                       WORLDWIDE         EQUITY -                                    HIGH           INDEX
                                         BOND            INCOME       OVERSEAS       GROWTH         INCOME           500
                                      -----------     -----------    ----------    ----------    -----------  ---------------
Investment Income:
  Dividend income and
  capital gain distributions          $     395      $   116,499     $  28,711     $  35,223   $   127,589     $     64,307

Expenses:
  Mortality and expense risk
   and administrative charges               733           48,110        12,936        12,021        27,538           68,068
                                      ------------------------------------------------------------------------------------------
Net investment (loss) income               (338)          68,389        15,775        23,202       100,051           (3,761)
                                      ------------------------------------------------------------------------------------------

Realized and unrealized
 gain (loss) on investments:
   Net realized gain (loss) from
    shares sold                           1,014            2,740        (2,727)       17,639       (90,962)         196,577

   Net unrealized appreciation
     (depreciation) on investments        5,116          201,202        32,101       302,409      (150,485)         930,496
                                      ------------------------------------------------------------------------------------------

Net realized and unrealized
 gain (loss) on investments               6,130          203,942        29,374       320,048      (241,447)       1,127,073
                                      ------------------------------------------------------------------------------------------

Increase (decrease) in net assets
 resulting from operations            $   5,792      $   272,331     $  45,149     $ 343,250   $  (141,396)    $  1,123,312
                                      ==========================================================================================



                                                                       ALGER AMERICAN
                                          ----------------        ---------------------------
                                               CONTRA
                                                FUND                GROWTH         SMALL CAP
                                          ----------------        ----------    -------------

Investment Income:
  Dividend income and
  capital gain distributions                  $    44,054        $   156,792    $    97,173

Expenses:
  Mortality and expense risk
   and administrative charges                      24,781             16,948         12,814
                                          ---------------------------------------------------
Net investment (loss) income                       19,273            139,844         84,359
                                          ---------------------------------------------------

Realized and unrealized
 gain (loss) on investments:
   Net realized gain (loss) from
    shares sold                                    28,011             46,167       (150,917)

   Net unrealized appreciation
     (depreciation) on investments                430,650            342,232        241,928
                                          ---------------------------------------------------
Net realized and unrealized
 gain (loss) on investments                       458,661            388,399         91,011
                                          ---------------------------------------------------
Increase (decrease) in net assets
 resulting from operations                    $   477,934        $   528,243    $   175,370
                                          ===================================================

    The accompanying notes are an integral part of these financial statements.

                     NATIONAL VARIABLE ANNUITY ACCOUNT II
           ( A SEPARATE ACCOUNT OF NATIONAL LIFE INSURANCE COMPANY)

                            STATEMENT OF OPERATIONS

                     FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                                          NEUBERGER
                                             AMERICAN CENTURY             JP MORGAN        & BERMAN            GOLDMAN SACHS
                                         ------------------------        ------------    ------------- ---------------------------
                                                        INCOME &             SMALL                     INTERNATIONAL      MID CAP
                                            VALUE        GROWTH             COMPANY         PARTNERS       EQUITY          EQUITY
                                         -----------  -----------        ------------    ------------- --------------   ----------
Investment Income:
  Dividend income and
  capital gain distributions              $       -    $     109         $    2,520        $       -    $     387        $     83

Expenses:
  Mortality and expense risk
   and administrative charges                     3           26                212              208          111               9
                                         ------------------------------------------------------------------------------------------
Net investment (loss) income                     (3)          83              2,308             (208)         276              74
                                         ------------------------------------------------------------------------------------------
Realized and unrealized
 gain (loss) on investments:
   Net realized gain (loss) from
    shares sold                                   -          377              1,220               37        2,080               -

   Net unrealized appreciation
     (depreciation) on investments              155        1,347              7,460            6,843        2,672            (101)
                                         ------------------------------------------------------------------------------------------
Net realized and unrealized
 gain (loss) on investments                     155        1,724              8,680            6,880        4,752            (101)
                                         ------------------------------------------------------------------------------------------
Increase (decrease) in net assets
 resulting from operations                $     152    $   1,807         $   10,988        $   6,672    $   5,028        $    (27)
                                         ==========================================================================================





                                             TOTAL
                                         -------------
Investment Income:
  Dividend income and
  capital gain distributions             $  1,582,693

Expenses:
  Mortality and expense risk
   and administrative charges                 451,845
                                         -------------
Net investment (loss) income                1,130,848
                                         -------------
Realized and unrealized
 gain (loss) on investments:
   Net realized gain (loss) from
    shares sold                              (181,495)

   Net unrealized appreciation
     (depreciation) on investments          3,497,882
                                         -------------
Net realized and unrealized
 gain (loss) on investments                 3,316,387
                                         -------------
Increase (decrease) in net assets
 resulting from operations               $  4,447,235
                                         =============

     The accompanying notes are an integral part of these financial statements.

                      NATIONAL VARIABLE ANNUITY ACCOUNT II
             (A SEPARATE ACCOUNT OF NATIONAL LIFE INSURANCE COMPANY)

                             STATEMENT OF OPERATIONS

             FOR THE PERIOD JUNE 20, 1997 THROUGH DECEMBER 31, 1997

                                                                         MARKET STREET FUND
                                       -------------------------------------------------------------------------------------
                                            MONEY                           AGGRESSIVE
                                           MARKET           GROWTH            GROWTH           MANAGED            BOND
                                       ---------------   --------------    --------------    -------------    --------------
INVESTMENT INCOME:
  Dividend income and
  capital gain distributions           $        24,176   $       45,501    $            -    $       3,309    $          536

EXPENSES:
  Mortality and expense risk
   and administrative charges                    6,545            5,886               404            2,724               312
                                       -------------------------------------------------------------------------------------

Net investment income (loss)                    17,631           39,615              (404)             585               224
                                       -------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized (loss) gain from
    shares sold                                      -           (3,148)               82              153                 4

   Net unrealized appreciation
    (depreciation) on investments                    -           30,216             3,543           25,993             2,499
                                       -------------------------------------------------------------------------------------

Net realized and unrealized
 gain (loss) on investments                          -           27,068             3,625           26,146             2,503
                                       -------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $        17,631   $       66,683    $        3,221    $      26,731    $        2,727
                                       =====================================================================================

                                             MARKET STREET FUND             STRONG CAPITAL MANAGEMENT          VAN ECK
                                       -------------------------------    ------------------------------     -------------
                                                          SENTINEL                                            WORLDWIDE
                                       INTERNATIONAL       GROWTH         OPPORTUNITY II    GROWTH II            BOND
                                       --------------   --------------    --------------   -------------     -------------
INVESTMENT INCOME:
  Dividend income and
  capital gain distributions           $            -   $            -    $           -    $       5,893     $           -

EXPENSES:
  Mortality and expense risk
   and administrative charges                   1,416            1,175              441              432                76
                                       -----------------------------------------------------------------------------------

Net investment income (loss)                   (1,416)          (1,175)            (441)           5,461               (76)
                                       -----------------------------------------------------------------------------------

REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized (loss) gain from
    shares sold                                  (630)             114               16              (35)               98

   Net unrealized appreciation
    (depreciation) on investments             (17,374)           6,125             (192)          (2,944)               53
                                       -----------------------------------------------------------------------------------

Net realized and unrealized
 gain (loss) on investments                   (18,004)           6,239             (176)          (2,979)              151
                                       -----------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $      (19,420)  $        5,064    $        (617)   $       2,482     $          75
                                       ===================================================================================



   The accompanying notes are an integral part of these financial statements.

                      NATIONAL VARIABLE ANNUITY ACCOUNT II
             (A SEPARATE ACCOUNT OF NATIONAL LIFE INSURANCE COMPANY)

                             STATEMENT OF OPERATIONS

             FOR THE PERIOD JUNE 20, 1997 THROUGH DECEMBER 31, 1997

                                                                                        VIPF
                                       ----------------------------------------------------------------------------------------
                                         EQUITY -                                                HIGH              INDEX
                                          INCOME           OVERSEAS          GROWTH             INCOME              500
                                       --------------    -------------    -------------    ------------------------------------
INVESTMENT INCOME:
  Dividend income and
  capital gain distributions           $            -    $           -    $           -    $            -   $                -

EXPENSES:
  Mortality and expense risk
   and administrative charges                   2,835              761              482             1,462                4,076
                                       ----------------------------------------------------------------------------------------

Net investment (loss) income                   (2,835)            (761)            (482)           (1,462)              (4,076)
                                       ----------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized (loss) gain from
    shares sold                                (1,282)          (1,122)            (109)              286                1,024

   Net unrealized appreciation
    (depreciation) on investments              26,669           (5,590)            (946)            8,486               39,925
                                       ----------------------------------------------------------------------------------------

Net realized and unrealized
 gain (loss) on investments                    25,387           (6,712)          (1,055)            8,772               40,949
                                       ----------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $       22,552    $      (7,473)   $      (1,537)   $        7,310   $           36,873
                                       ========================================================================================

                                            VIPF               ALGER AMERICAN
                                       -------------    -------------------------------
                                           CONTRA
                                            FUND          GROWTH          SMALL CAP            TOTAL
                                       -------------    ------------    ---------------    ------------
INVESTMENT INCOME:
  Dividend income and
  capital gain distributions           $           -    $          -    $             -    $     79,415

EXPENSES:
  Mortality and expense risk
   and administrative charges                  1,517           1,404              1,338          33,286
                                       ----------------------------------------------------------------

Net investment (loss) income                  (1,517)         (1,404)            (1,338)         46,129
                                       ----------------------------------------------------------------

REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized (loss) gain from
    shares sold                                 (283)           (374)              (200)         (5,406)

   Net unrealized appreciation
    (depreciation) on investments              4,881          (5,576)            (9,910)        105,858
                                       ----------------------------------------------------------------

Net realized and unrealized
 gain (loss) on investments                    4,598          (5,950)           (10,110)        100,452
                                       ----------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $       3,081    $     (7,354)   $       (11,448)   $    146,581
                                       ================================================================


   The accompanying notes are an integral part of these financial statements.

                     NATIONAL VARIABLE ANNUITY ACCOUNT II
           ( A Separate Account of National Life Insurance Company)

                      STATEMENT OF CHANGES IN NET ASSETS

                     FOR THE YEAR ENDED DECEMBER 31, 1998


                                                                                                      MARKET STREET FUND
                                                  --------------------------------------------------------------------------------
                                                       MONEY                             AGGRESSIVE
                                                       MARKET            GROWTH            GROWTH         MANAGED         BOND
                                                  ---------------   ---------------    -------------   ------------   ------------
Increase (decrease) in net assets
  resulting from operations                       $      134,251     $    610,035     $    22,536     $    257,405   $     64,190
                                                  --------------------------------------------------------------------------------
Accumulation unit transactions:
  Participant deposits                                18,471,185        2,919,395         323,271        1,534,081      1,163,394
  Transfers between investment
   sub-accounts and general account, net             (14,985,342)       2,697,446         283,669        1,126,815      1,501,305
  Surrenders and lapses                                  (42,216)        (189,398)           (370)         (44,969)       (27,617)
  Contract benefits                                            -           (6,019)              -                -              -
  Contract charges                                       (19,023)          (3,531)           (397)          (1,251)          (453)
  Miscellaneous                                              186              850           2,438            1,326          3,502
                                                  --------------------------------------------------------------------------------

  Total net accumulation unit transactions             3,424,790        5,418,743         608,611        2,616,002      2,640,131
                                                  --------------------------------------------------------------------------------

Increase in net assets                                 3,559,041        6,028,778         631,147        2,873,407      2,704,321

Net assets, beginning of period                        1,360,724        2,118,622         135,105          924,089        173,447
                                                  --------------------------------------------------------------------------------

Net assets, end of period                         $    4,919,765     $  8,147,400     $   766,252     $  3,797,496   $  2,877,768
                                                  ================================================================================




                                                                                          STRONG CAPITAL MANAGEMENT
                                                  ------------------------------------   -----------------------------------
                                                                          SENTINEL
                                                    INTERNATIONAL          GROWTH         OPPORTUNITY II        GROWTH II
                                                  -----------------   ----------------   ----------------    ---------------
Increase (decrease) in net assets
  resulting from operations                         $     37,235       $     197,462      $      79,172       $    190,344
                                                  --------------------------------------------------------------------------

Accumulation unit transactions:
  Participant deposits                                   551,150           1,258,833          1,072,615            376,539
  Transfers between investment
   sub-accounts and general account, net                 101,197             298,905            292,790            408,147
  Surrenders and lapses                                  (30,653)            (35,298)           (52,346)              (114)
  Contract benefits                                            -                   -                  -                  -
  Contract charges                                          (431)             (1,889)            (1,066)              (431)
  Miscellaneous                                              985               3,243              1,544                  5
                                                  --------------------------------------------------------------------------

  Total net accumulation unit transactions               622,248           1,523,794          1,313,537            784,146
                                                  --------------------------------------------------------------------------

Increase in net assets                                   659,483           1,721,256          1,392,709            974,490

Net assets, beginning of period                          554,950             405,814            174,038            155,246
                                                  --------------------------------------------------------------------------

Net assets, end of period                           $  1,214,433       $   2,127,070      $   1,566,747       $  1,129,736
                                                  ==========================================================================

    The accompanying notes are an integral part of these financial statements.

                     NATIONAL VARIABLE ANNUITY ACCOUNT II
           ( A Separate Account of National Life Insurance Company)

                      STATEMENT OF CHANGES IN NET ASSETS

                     FOR THE YEAR ENDED DECEMBER 31, 1998


                                                    VAN ECK                                                    VIPF
                                                 --------------------------------------------------------------------------------
                                                   WORLDWIDE        EQUITY -                                            HIGH
                                                      BOND           INCOME           OVERSEAS         GROWTH          INCOME
                                                 -------------   --------------   --------------   -------------  ---------------
Increase (decrease) in net assets
  resulting from operations                      $    5,792      $    272,331     $     45,149    $    343,250    $    (141,396)
                                                 --------------------------------------------------------------------------------

Accumulation unit transactions:
  Participant deposits                               17,867         2,615,694          502,113         682,403        1,694,141
  Transfers between investment
   sub-accounts and general account, net             55,180         1,394,123          620,833         722,740          852,066
  Surrenders and lapses                              (8,541)         (110,956)         (20,126)        (63,100)         (30,107)
  Contract benefits                                       -                 -                -               -                -
  Contract charges                                      (80)           (2,632)            (852)           (839)          (1,027)
  Miscellaneous                                          (5)            8,112               96            (371)             438
                                                 --------------------------------------------------------------------------------

  Total net accumulation unit transactions           64,421         3,904,341        1,102,064       1,340,833        2,515,511
                                                 --------------------------------------------------------------------------------

Increase in net assets                               70,213         4,176,672        1,147,213       1,684,083        2,374,115

Net assets, beginning of period                      31,979         1,151,528          293,842         215,671          858,953
                                                 --------------------------------------------------------------------------------

Net assets, end of period                        $  102,192      $  5,328,200     $  1,441,055    $  1,899,754    $   3,233,068
                                                 ================================================================================





                                                                                               ALGER AMERICAN
                                                 ---------------------------------     ---------------------------------
                                                        INDEX            CONTRA
                                                         500              FUND            GROWTH            SMALL CAP
                                                 -----------------   -------------     -------------     ---------------

Increase (decrease) in net assets
  resulting from operations                         $  1,123,312      $    477,934     $    528,243       $    175,370
                                                 -----------------------------------------------------------------------

Accumulation unit transactions:
  Participant deposits                                 4,148,335         1,210,839        1,062,754            527,418
  Transfers between investment
   sub-accounts and general account, net               2,346,923           842,416          753,387            609,911
  Surrenders and lapses                                  (66,786)          (83,902)         (15,519)           (55,867)
  Contract benefits                                       (6,390)                -                -                  -
  Contract charges                                        (4,044)           (1,422)            (975)              (788)
  Miscellaneous                                           (5,864)            5,199            6,812              3,797
                                                 -----------------------------------------------------------------------

  Total net accumulation unit transactions             6,412,174         1,973,130        1,806,459          1,084,471
                                                 -----------------------------------------------------------------------

Increase in net assets                                 7,535,486         2,451,064        2,334,702          1,259,841

Net assets, beginning of period                        1,338,955           646,733          381,137          1,008,526
                                                 -----------------------------------------------------------------------

Net assets, end of period                           $  8,874,441      $  3,097,797     $  2,715,839       $  2,268,367
                                                 =======================================================================

The accompanying notes are an integral part of these financial statements.

                     NATIONAL VARIABLE ANNUITY ACCOUNT II
           ( A Separate Account of National Life Insurance Company)

                      STATEMENT OF CHANGES IN NET ASSETS

                     FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                                           NEUBERGER &
                                                     AMERICAN CENTURY         JP MORGAN      BERMAN               GOLDMAN SACHS
                                             ------------------------------ ------------- ------------  ---------------------------
                                                                                SMALL                     INTERNATIONAL    MID CAP
                                                 VALUE     INCOME & GROWTH     COMPANY      PARTNERS         EQUITY        EQUITY
                                             ----------   ----------------- ------------- ------------  --------------- -----------
Increase (decrease) in net assets
  resulting from operations                  $    152      $    1,807       $  10,988     $   6,672      $   5,028       $     (27)
                                             --------------------------------------------------------------------------------------
Accumulation unit transactions:
  Participant deposits                          4,500          13,665          76,493        69,096         34,293          10,000
  Transfers between investment
   sub-accounts and general account, net          355          12,598          17,925        20,000          9,113               -
  Surrenders and lapses                             -              (4)            (50)          (50)             -               -
  Contract benefits                                 -               -               -             -              -               -
  Contract charges                                 (8)             (9)             (8)          (18)            (9)              -
  Miscellaneous                                     -              (6)              6           545             85              (1)
                                             --------------------------------------------------------------------------------------
  Total net accumulation unit transactions      4,847          26,244          94,366        89,573         43,482           9,999
                                             --------------------------------------------------------------------------------------
Increase in net assets                          4,999          28,051         105,354        96,245         48,510           9,972

Net assets, beginning of period                     -               -               -             -              -               -
                                             --------------------------------------------------------------------------------------

Net assets, end of period                    $  4,999      $   28,051       $ 105,354     $  96,245      $  48,510       $   9,972
                                             ======================================================================================



                                                    TOTAL
                                              ---------------
Increase (decrease) in net assets
  resulting from operations                   $    4,447,235
                                              ---------------

Accumulation unit transactions:
  Participant deposits                            40,340,074
  Transfers between investment
   sub-accounts and general account, net             (17,498)
  Surrenders and lapses                             (877,989)
  Contract benefits                                  (12,409)
  Contract charges                                   (41,183)
  Miscellaneous                                       32,922
                                              ----------------
  Total net accumulation unit transactions        39,423,917
                                              ----------------
Increase in net assets                            43,871,152

Net assets, beginning of period                   11,929,359
                                              ----------------
Net assets, end of period                     $   55,800,511
                                              ================

  The accompanying notes are an integral part of these financial statements.

                      NATIONAL VARIABLE ANNUITY ACCOUNT II
            ( A SEPARATE ACCOUNT OF NATIONAL LIFE INSURANCE COMPANY)

                       STATEMENT OF CHANGES IN NET ASSETS

             FOR THE PERIOD JUNE 20, 1997 THROUGH DECEMBER 31, 1997



                                                                                  MARKET STREET FUND
                                                 ---------------------------------------------------------------------------------
                                                     MONEY                            AGGRESSIVE
                                                     MARKET            GROWTH           GROWTH           MANAGED          BOND
                                                 --------------     -------------   --------------    ------------- --------------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                      $    17,631        $    66,683    $     3,221        $    26,731   $     2,727
                                                 ---------------------------------------------------------------------------------

ACCUMULATION UNIT TRANSACTIONS:
  Participant deposits                             5,916,043          1,014,026         86,684            561,094       108,621
  Transfers between investment
   sub-accounts and general account, net          (4,569,640)         1,078,365         45,231            355,723        62,194
  Surrenders and lapses                                  (55)           (21,676)             -               (827)            -
  Contract benefits                                        -            (18,475)             -            (18,517)            -
  Contract charges                                    (3,704)              (802)           (73)              (201)          (95)
  Miscellaneous                                          449                501             42                 86             -
                                                 ---------------------------------------------------------------------------------

  Total net accumulation unit transactions         1,343,093          2,051,939        131,884            897,358       170,720
                                                 ---------------------------------------------------------------------------------

Increase in net assets                             1,360,724          2,118,622        135,105            924,089       173,447

Net assets, beginning of period                            -                  -              -                  -             -
                                                 ---------------------------------------------------------------------------------

Net assets, end of period                        $ 1,360,724        $ 2,118,622    $   135,105        $   924,089   $   173,447
                                                 =================================================================================


                                                  MARKET STREET FUND               STRONG CAPITAL MANAGEMENT            VAN ECK
                                             ------------------------------   ----------------------------------   ---------------
                                                                 SENTINEL                                              WORLDWIDE
                                              INTERNATIONAL       GROWTH       OPPORTUNITY II        GROWTH II           BOND
                                             ----------------   -----------   -----------------     ------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                   $   (19,420)     $     5,064      $      (617)       $     2,482        $        75
                                             -------------------------------------------------------------------------------------

ACCUMULATION UNIT TRANSACTIONS:
  Participant deposits                            252,281          301,156          116,713             99,170             10,931
  Transfers between investment
   sub-accounts and general account, net          327,246           99,612           57,931             53,827             21,188
  Surrenders and lapses                            (5,054)               -                -                  -               (202)
  Contract benefits                                     -                -                -                  -                  -
  Contract charges                                   (215)            (291)             (51)               (63)               (14)
  Miscellaneous                                       112              273               62               (170)                 1
                                             -------------------------------------------------------------------------------------

  Total net accumulation unit transactions        574,370          400,750          174,655            152,764             31,904
                                             -------------------------------------------------------------------------------------

Increase in net assets                            554,950          405,814          174,038            155,246             31,979

Net assets, beginning of period                         -                -                -                  -                  -
                                             -------------------------------------------------------------------------------------

Net assets, end of period                     $   554,950      $   405,814      $   174,038        $   155,246        $    31,979
                                             =====================================================================================


   The accompanying notes are an integral part of these financial statements.

                      NATIONAL VARIABLE ANNUITY ACCOUNT II
            ( A SEPARATE ACCOUNT OF NATIONAL LIFE INSURANCE COMPANY)

                       STATEMENT OF CHANGES IN NET ASSETS

             FOR THE PERIOD JUNE 20, 1997 THROUGH DECEMBER 31, 1997



                                                                                                 VIPF
                                             -------------------------------------------------------------------------------------
                                                EQUITY -                                                 HIGH            INDEX
                                                INCOME            OVERSEAS            GROWTH            INCOME            500
                                             --------------   ---------------    --------------    --------------    ------------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                  $     22,552      $     (7,473)     $     (1,537)     $      7,310      $     36,873
                                             -------------------------------------------------------------------------------------

ACCUMULATION UNIT TRANSACTIONS:
  Participant deposits                            763,280           203,987           156,775           504,002           859,802
  Transfers between investment
   sub-accounts and general account, net          382,484            97,368            61,564           348,556           461,112
  Surrenders and lapses                              (332)              (37)                -               (40)             (332)
  Contract benefits                               (18,516)                -                 -                 -           (18,673)
  Contract charges                                   (375)             (168)             (144)             (227)             (515)
  Miscellaneous                                     2,435               165              (987)             (648)              688
                                             -------------------------------------------------------------------------------------

  Total net accumulation unit transactions      1,128,976           301,315           217,208           851,643         1,302,082
                                             -------------------------------------------------------------------------------------

Increase in net assets                          1,151,528           293,842           215,671           858,953         1,338,955

Net assets, beginning of period                         -                 -                 -                 -                 -
                                             -------------------------------------------------------------------------------------

Net assets, end of period                    $  1,151,528      $    293,842      $    215,671      $    858,953      $  1,338,955
                                             =====================================================================================



                                                    VIPF                  ALGER AMERICAN
                                                -------------      ------------------------------
                                                   CONTRA
                                                    FUND            GROWTH           SMALL CAP           TOTAL
                                                -------------     -----------      --------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $      3,081      $     (7,354)     $    (11,448)   $    146,581
                                                -----------------------------------------------------------------

ACCUMULATION UNIT TRANSACTIONS:
  Participant deposits                               336,880           379,757           225,642      11,896,844
  Transfers between investment
   sub-accounts and general account, net             306,864             8,561           794,399          (7,415)
  Surrenders and lapses                                 (122)                -                 -         (28,677)
  Contract benefits                                        -                 -                 -         (74,181)
  Contract charges                                      (303)             (295)             (110)         (7,646)
  Miscellaneous                                          333               468                43           3,853
                                                -----------------------------------------------------------------

  Total net accumulation unit transactions           643,652           388,491         1,019,974      11,782,778
                                                -----------------------------------------------------------------

Increase in net assets                               646,733           381,137         1,008,526      11,929,359

Net assets, beginning of period                            -                 -                 -               -
                                                -----------------------------------------------------------------

Net assets, end of period                       $    646,733      $    381,137      $  1,008,526    $ 11,929,359
                                                ================================================================


   The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)
NOTES TO THE FINANCIAL STATEMENTS


NOTE 1 - NATURE OF OPERATIONS

National Variable Annuity Account II (the Variable Account) began operations on June 20, 1997 and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The operations of the Variable Account are part of National Life Insurance Company (National Life). The Variable Account was established by National Life as a separate investment account to invest the net premiums received from the sale of certain variable annuity products. Equity Services, Inc., an indirect wholly-owned subsidiary of National Life, is the principal underwriter for the variable annuity contracts issued by National Life. Sentinel Advisors Company, an indirectly-owned subsidiary of National Life, provides investment advisory services for certain Market Street Fund, Inc. mutual fund portfolios.

The Variable Account invests the accumulated contractholder account values in shares of mutual fund portfolios within Market Street Fund, Inc., Strong Capital Management, Van Eck Worldwide Bond Fund, Variable Insurance Products Fund
(VIPF), Alger American Fund, American Century, JP Morgan, Neuberger & Berman, and Goldman Sachs. Net premiums received by the Variable Account are deposited in investment portfolios as designated by the contractholder, except for initial net premiums on new contracts which are first invested in the Market Street Fund Money Market Portfolio. Contractholders may also direct the allocations of their account value between the various investment portfolios within the Variable Account and a declared interest account (within the General Account of National
Life) through participant transfers.

There are twenty-seven sub-accounts within the Variable Account of which twenty-four sub-accounts were in use during the year. Each sub-account, which invests exclusively in the shares of the corresponding portfolio, comprises the accumulated contractholder account values of the underlying variable annuity contracts investing in the sub-account.


NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements have been prepared in conformity with generally accepted accounting principles (GAAP). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed in the preparation of the Variable Account's financial statements.

INVESTMENTS

The mutual fund portfolios consist of the Market Street Fund Money Market, Market Street Fund Growth, Market Street Fund Aggressive Growth, Market Street Fund Managed, Market Street Fund Bond, Market Street Fund International, Market Street Fund Sentinel Growth, Strong Capital Management Opportunity Fund II, Strong Capital Management Growth Fund II, Van Eck Worldwide Bond, VIPF Equity-Income, VIPF Overseas, VIPF Growth, VIPF High Income, VIPF Index 500, VIPF Contra Fund, Alger American Growth, Alger American Small Capitalization, American Century Value, American Century Income & Growth, JP Morgan International Opportunities Fund, JP Morgan Small Company Fund, Neuberger & Berman Partners, Goldman Sachs International Equity, Goldman Sachs Global Income, Goldman Sachs CORE Small Cap Equity Fund and Goldman Sachs Mid Cap Equity Fund (the Portfolios). The following three funds had a zero balance at year end: JP Morgan International Opportunities Fund, Goldman Sachs Global Income Fund and Goldman Sachs CORE Small Cap Equity Fund. The assets of each portfolio are held separate from the assets of the other portfolios and each has different investment objectives and policies. Each portfolio operates separately and the gains or losses in one portfolio have no effect on the investment performance of the other portfolios.

INVESTMENT VALUATION

The investments in the Portfolios are valued at the closing net asset value per share as determined by the portfolio at the end of each period. The change in the difference between cost and market value is reflected as unrealized gain
(loss) in the Statement of Operations.

INVESTMENT TRANSACTIONS

Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income (including capital gain distributions) are recorded on the ex-dividend date. The cost of investments sold was determined using the average cost method prior to 1998. Effective January 1, 1998, the Variable Account changed its method of calculating the cost of investments sold from the average cost method to the first in, first out method (FIFO). Management believes FIFO better matches contractholder and sub-account investment activity. This change had no impact on the results of operations for 1998 or prior years, and no impact on the unit value reported within each of the sub-accounts. Management also believes it would be impractical to calculate the cumulative effect of this change on previously reported realized and unrealized gains and losses; however, during 1998 the change increased realized losses by $44,175 and increased unrealized appreciation by the same amount.

FEDERAL INCOME TAXES

The operations of the Variable Account are part of, and taxed with, the total operations of National Life. Under existing federal income tax law, investment income and capital gains attributable to the Variable Account are not taxed.


NOTE 3 - CHARGES AND EXPENSES

National Life deducts a daily charge from the Variable Account based on an annual rate of 1.4% of each sub-account's net asset value as partial compensation for administration services provided and for National Life's assumption of mortality and expense risks. The mortality risk assumed is that the insureds under the contracts may die sooner than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the contracts may exceed expected levels.

A contract rider providing certain contract benefit guarantees is available. Contract charges are deducted annually from each contractholder's accumulated account value for the insurance protection provided and are remitted to National Life.

The underlying variable annuity contracts are subject to deferred sales charges. Net premiums paid are subject to these charges if withdrawn within seven years of the date of premium deposit.

Contract values under $50,000 are assessed an annual fee.

NOTE 4 - INVESTMENTS

The number of shares held and cost for each of the portfolios at December 31, 1998 are set forth below:

Portfolio                                                                         Shares                       Cost
---------                                                                         ------                       ----

Market Street Fund Money Market                                                 4,919,765                   $ 4,919,765
Market Street Fund Growth                                                         432,912                     7,637,917
Market Street Fund Aggressive Growth                                               34,973                       745,361
Market Street Fund Managed                                                        214,791                     3,589,176
Market Street Fund Bond                                                           256,486                     2,843,922
Market Street Fund International                                                   87,685                     1,202,862
Market Street Fund Sentinel Growth                                                158,382                     1,923,054
Strong Opportunity Fund II                                                         72,134                     1,552,229
Strong Growth Fund II                                                              70,520                       940,657
Van Eck Worldwide Bond                                                              8,322                        97,023
VIPF Equity-Income                                                                209,607                     5,100,329
VIPF Overseas                                                                      71,873                     1,414,544
VIPF Growth                                                                        42,339                     1,598,291
VIPF High Income                                                                  280,405                     3,375,066
VIPF Index 500                                                                     62,828                     7,904,021
VIPF Contra                                                                       126,751                     2,662,267
Alger American Growth                                                              51,030                     2,379,184
Alger American Small Capitalization                                                51,589                     2,036,349
American Century Value                                                                743                         4,844
American Century Income & Growth                                                    4,137                        26,705
JP Morgan Small Company                                                             8,883                        97,894
Neuberger & Berman Partners                                                         5,084                        89,402
Goldman Sachs International Equity                                                  4,073                        45,839
Goldman Sachs Mid Cap Equity                                                        1,164                        10,074
                                                                                                            -----------

    Total                                                                                                   $52,196,775
                                                                                                            ===========


The cost also represents the aggregate cost for federal income tax purposes.

NOTE 5 - PURCHASES AND SALES OF PORTFOLIO SHARES

Purchases and proceeds from sales of shares in the portfolios for the period ended December 31, 1998 aggregated the following:

Portfolio                                                                      Purchases                      Proceeds
---------                                                                      ---------                      --------

Market Street Fund Money Market                                               $24,420,191                   $20,861,150
Market Street Fund Growth                                                       7,015,708                     1,318,133
Market Street Fund Aggressive Growth                                              674,371                        60,032
Market Street Fund Managed                                                      3,256,233                       567,389
Market Street Fund Bond                                                         3,307,382                       645,459
Market Street Fund International                                                  987,796                       335,132
Market Street Fund Sentinel Growth                                              2,419,644                       835,144
Strong Opportunity Fund II                                                      1,757,590                       359,307
Strong Growth Fund II                                                             921,535                       145,179
Van Eck Worldwide Bond                                                             81,001                        16,918
VIPF Equity-Income                                                              4,959,116                       986,386
VIPF Overseas                                                                   1,259,996                       142,157
VIPF Growth                                                                     1,540,387                       176,352
VIPF High Income                                                                3,461,812                       846,251
VIPF Index 500                                                                  8,883,018                     2,474,604
VIPF Contra                                                                     2,413,656                       421,252
Alger American Growth                                                           3,167,363                     1,221,059
Alger American Small Capitalization                                             2,518,318                     1,349,488
American Century Value                                                              4,854                            10
American Century Income & Growth                                                   40,534                        14,206
JP Morgan Small Company                                                           117,519                        20,845
Neuberger & Berman Partners                                                        89,655                           290
Goldman Sachs International Equity                                                 66,055                        22,296
Goldman Sachs Mid Cap Equity                                                       10,084                            10


NOTE 6 - DISTRIBUTION OF NET INCOME

The Variable Account does not expect to declare dividends to contractholders from accumulated net income. The accumulated net income will be distributed to contractholders as withdrawals (in the form of death benefits, surrenders or contract loans) in excess of the contractholders' net contributions to the Variable Account.


NOTE 7 - DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (IRC), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the adequately diversified requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

National Life believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

                                     PART C

                               OTHER INFORMATION

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a)      Financial Statements:

                  (1) Financial statements and schedule included in Prospectus

                           Condensed Financial Information

                  (2)      Financial statements and schedule included in Part B:

         National Life Insurance Company:

                  Independent Auditor's Report.

                     Consolidated Balance Sheets (GAAP Basis) as of December 31, 1998 and 1997.

                     Consolidated Statements of Operations and Policyholder's Equity (GAAP basis) for the years ended December 31, 1998 and 1997.

                     Consolidated Statements of Cash Flows (GAAP Basis) for the years ended December 31, 1998 and 1997.

                     Notes to Consolidated Financial Statements

                     Independent Auditor's Report.





         National Variable Annuity Account II

                  Independent Auditor's Report

                     Statement of Assets

                     Statement of Operations

                     Statement of Changes in Net Assets

                     Notes to Financial Statements







         (b)      Exhibits

                  (1)      Resolution of the Depositor's Board of
                           Directors authorizing the establishment of the Registrant.(1)


                  (2)      Not Applicable

                  (3) Distribution Agreement between the Variable Account/Registrant and Principal
                           Underwriter (2)

                  (4)  (a) The form of the variable annuity
                           contract (2)

                       (b) Enhanced Death Benefit Rider (2)

                  (5)      Variable Annuity Application (2)

                  (6)      Articles of Incorporation and By-Laws of
                           Depositor (3).

                  (7)      Not Applicable

                           (8)      (a)     Participation Agreement by  and
                                    among Market Street Fund, Inc., National
                                    Life Insurance Company and PML Securities
                                    Company. dated January, 30, 1996 (4).

                                    1.      Form of Amendment No. 1 dated
                                    June 20, 1997 by & among Market Street
                                    Fund, Inc., National Life Insurance
                                    Company, and 1717 Capital Management
                                    (formerly PML Securities Company) (7).

                                    (b)     Participation Agreement by
                                    and among Variable Insurance Products Fund,
                                    Fidelity Distributors Corporation and
                                    Vermont Life Insurance Company, (now
                                    National Life Insurance Company), dated
                                    August 1, 1989 (7).

                                    1.     Form of Amendment No. 1 to
                                    Participation Agreement by and among
                                    Variable Insurance Products Fund, Fidelity
                                    Distributions Corporation and Vermont Life
                                    Insurance Company (now National Life
                                    Insurance Company) dated January 1, 1996
                                    (5).

                                    2.      Form of Amendment No. 2 to
                                    Participation Agreement by and among
                                    Variable Insurance Products Fund, Fidelity
                                    Distributors Corporation and Vermont Life
                                    Insurance Company (now National Life
                                    Insurance Company) dated April 28,
                                    1997 (2).


                                    (c)     Participation Agreement by
                                    and among The Alger American Fund, National
                                    Life Insurance Company and Fred Alger and
                                    Company, dated January 31, 1995 (4).

                                    1.      Form of amended Schedule A to the
                                    Participation Agreement by and among The
                                    Alger American Fund, National Life
                                    Insurance Company and Fred Alger Company,
                                    Dated April 25, 1997 (2).

                                    (d)     Form of Participation Agreement by
                                    and among National Life Insurance Company,
                                    National Life Variable Annuity Account II and Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc., and Strong Funds Distributors, Inc., dated
                                    May 7, 1997 (2).

                                    (e)     Participation Agreement by and
                                    among Variable Insurance Products Fund II,
                                    Fidelity Distributors Corporation and
                                    Vermont Life Insurance Company (now
                                    National Life Insurance Company) dated
                                    April 1, 1990 (7).

                                    (1)      Form of Amendment No. 1 by and
                                    among Variable Insurance Products Fund II,
                                    Fidelity Distributors Corporation and
                                    Vermont Life Insurance Company (now
                                    National Life Insurance Company) dated
                                    April 28, 1997 (2).

                                    (f)      Form of Participation Agreement by
                                    and among Van Eck Worldwide Insurance Trust and National Life Insurance Company dated June 27, 1997 (2).

                                    (g)      Form of Participation Agreement
                                    between National Life Insurance Company and
                                    American Century Investment, Inc. (6).

                                    (h)     Form of Participation Agreement
                                    between National Life Insurance Company and
                                    Neuberger & Berman Advisers Managers
                                    Trust (6).

                                    (i)     Form of Participation Agreement
                                    between National Life Insurance Company and
                                    J. P. Morgan Series Trust II (6).

                                    (j)     Form of Participation Agreement
                                    between National Life Insurance Company and
                                    Goldman Sachs Variable Insurance
                                    Trust (6).


                            (9) Opinion and consent of Michele S. Gatto, Senior Vice President & General Counsel of National Life Insurance Company.



                           (10)     (a)      Consent of Sutherland, Asbill &
                                    Brennan, L.L.P.



                                    (b)      Consent of Price Waterhouse
                                    LLP.


                           (11)     Not Applicable.

                           (12)     Not Applicable.

                           (13)     Performance Advertising Calculation
                                    Schedules (2)


                           (14)     Powers of Attorney (1).


                                            Robert E. Boardman
                                            Earle H. Harbison, Jr.
                                            A. Gary Shilling

(1) Incorporated herein by reference to Registration Statement (File No. 333-19583) for National Variable Annuity Account II filed on
    January 10, 1997.

  (2) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-19583) for National Variable Annuity Account II filed May 28, 1997.

  (3) Incorporated herein by reference to the to the Pre-Effective Amendment No. 2 to the Form S-6 Registration Statement (File No. 333-67003) for National Variable Life Insurance Account (COLI) filed on February 11, 1999.

  (4) Incorporated herin by reference to Post-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 33-91938) for National Variable Life Insurance Account filed March 12, 1996.


  (5) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 33-91938) for National Variable Life Insurance Account filed December 29, 1995.


  (6) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement filed April 16, 1998 (File No. 333-44723), Accession No. 950133-98-1468

  (7) Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement filed February 25, 1999 (File No. 333-19583), Accession No. 950133-99-000622





Item 25. Directors and Officers of the Depositor

Name and Principal Business Address*        Position with Depositor
------------------------------------        -----------------------
Patrick E. Welch                            Chairman of the Board, Chief Executive
                                            Officer and Director

Thomas H. MacLeay                           President, Chief Operating Officer and
                                            Director

Robert E. Boardman                          Director
Hickok & Boardman Financial Network
346 Shelburne Street, P. O. Box 1064
Burlington, VT  05402-1064

Earle H. Harbison, Jr.                      Director
Harbison Corporation
8112 Maryland Avenue, Suite 250
St. Louis, MO  63105


A. Gary Shilling                            Director
A. Gary Shilling & Co., Inc.
500 Morris Avenue
Springfield, New Jersey  07081-1020

James A. Mallon                             Executive Vice President
                                            & Chief Marketing Officer

William A. Smith                            Executive Vice President
                                            & Chief Financial Officer

Rodney A. Buck                              Senior Vice President & Chief
                                            Investment Officer

Gregory H. Doremus                          Senior Vice President-
                                            New Business & Customer
                                            Services

Michele S. Gatto                            Senior Vice President &
                                            General Counsel

Charles C. Kittredge                        Senior Vice President-Sales
                                            & Distribution

Michael A. Tahan                            Senior Vice President & Chief
                                            Information Officer


*Unless otherwise indicated, the principal business address is National Life Drive, Montpelier, Vermont 05604.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

                  A list of all persons directly or indirectly controlled by or under common control with National Life is set forth below.

         All of the stock of National Life is owned by NLV Financial Corporation, a Delaware corporation. All of the stock of NLV Financial Corporation is owned by National Life Holding Company, a mutual insurance holding company organized under Vermont law.

         National Life Insurance Company owns 100% of Administrative Services, Inc. and National Financial Services, Inc. National Financial Services, Inc. owns 66.667% of LSW National Holdings, Inc.; LSW National Holdings Inc. owns 100% of Insurance Investors Life Insurance Company; Insurance Investors Life Insurance Company owns 100% of Life Insurance Company of the Southwest.

         National Life Insurance Company owns 100% of National Life Investment Management Company, Inc. National Life Investment Management Company, Inc. owns 100% of Sentinel Advisors, Inc., Equity Services, Inc. and NL Capital Management, Inc. Equity Services, Inc. owns 100% of Sentinel Administrative Service Corporation. Sentinel Administrative Service Corporation is the majority partner of Sentinel Administrative Service Company and Sentinel Advisors, Inc. is the majority partner of Sentinel Advisors Company.

         National Life Investment Management Company, Inc. is the majority partner of Sentinel Management Company, and Sentinel Financial Services Company. Sentinel Management Company owns 100% of American Guaranty & Trust Company.

Item 27. Number of Contract Owners

       As of January 31, 1999, 1,220 contracts have been issued to date.

Item 28. Indemnification

         The By-Laws of Depositor provide, in part in Article VI, as follows:

         7.1  Indemnification.

         (a) The Corporation shall indemnify and hold harmless any officer, director, employee or agent of the Corporation to the fullest extent permitted under Title 11A, Chapter 8, Subchapter 5 of the Vermont Statutes Annotated, as the same may be amended from time to time. Any repeal or modification of this Section 7.1 or of Title 11A, Chapter 8, Subchapter 5 of the Vermont Statutes Annotated shall not adversely affect any right of indemnification of any officer, director or employee of the Corporation existing at any time prior to such repeal or modification. Provided, however, that the Corporation shall not be required to indemnify a person in connection with a proceeding initiated by such person, including a counterclaim or crossclaim, unless the proceeding was authorized by the Board of Directors.

         (b) The Corporation may pay or reimburse the reasonable expenses incurred in defending any proceeding in advance of its final disposition if the Corporation has received in advance an undertaking by the person receiving such payment or reimbursement to repay all amounts advanced if it should be ultimately determined that he or she is not entitled to be indemnified under this article or otherwise. The Corporation may require security for any such undertaking.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29  Principal Underwriter

         (a) Equity Services, Inc. (ESI) is the principal underwriter for National Variable Annuity Account II and National Variable Life Insurance Account.

         (b) The following information is furnished with respect to the officers and directors of ESI:

Name and Principal               Positions and Offices
Business Address*                with ESI
-----------------                --------
Joseph M. Rob                    Chairman, Chief Executive Officer, President & Director
John M. Grab, Jr.                Senior Vice President & Chief Financial Officer
Stephen A. Englese               Vice President - Financial Products
Budd A. Shedaker                 Assistant Vice President - Communications
Greg D. Teese                    Vice President - Compliance
D. Russell Morgan                Counsel
Sharon E. Bernard                Treasurer & Controller
Lisa A. Pettrey                  Secretary
JoAnn K. Morissette              Assistant Secretary
Thomas H. MacLeay                Director
Rodney A. Buck                   Director
Patrick E. Welch                 Director

*Unless otherwise indicated, principal business address is One National Life Drive, Montpelier, Vermont 05604.


Item 30. Location of Accounts and Records

         All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained by National Life Insurance Company at One National Life Drive, Montpelier, Vermont 05604.


Item 31. Management Services

         All management contracts are discussed in Part A or Part B.


Item 32  Undertakings

         (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted;

         (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

         (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this form promptly upon written or oral request.

         (d) Reliance on No-Action Letter Regarding Section 403(b) Retirement Plan. National Life Insurance Company and the Registrant/Variable Account rely on a no-action letter issued by the Division of Investment Management to the American Council of Life Insurance on November 28, 1988 and represent that the conditions enumerated therein have been or will be complied with.

         (e) National Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by National Life Insurance Company.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, National Variable Annuity Account II, has duly caused this Post-Effective Amendment No. 4 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Montpelier and the State of Vermont, on the 13th day of August, 1999.



                                       NATIONAL VARIABLE ANNUITY ACCOUNT II
                                                    (Registrant)


                                      By: NATIONAL LIFE INSURANCE COMPANY
Attest:  /s/ Christine M. Burnett         By: /s/ Patrick E. Welch
       ---------------------------       ---------------------------------
         Christine M. Burnett             Patrick E. Welch, Chairman
         Assistant Secretary              of the Board and Chief Executive
                                          Officer



                                       By: NATIONAL LIFE INSURANCE COMPANY
                                                   (Depositor)

Attest:  /s/ Christine M. Burnett      By: /s/ Patrick E. Welch
       ---------------------------        ---------------------------------
         Christine M. Burnett              Patrick E. Welch, Chairman
         Assistant Secretary               of the Board and Chief Executive
                                           Officer


                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, this Post Effective Amendment No.4 to the Registration Statement has been signed below by the following persons in the capacities indicated on the date(s) set forth below.



Signature                                Title                   Date
---------                                -----                   ----
/s/ Patrick E. Welch            Chairman of the Board and       August 13, 1999
-----------------------------   and Chief Executive Officer,
Patrick E. Welch                and Director

/s/ Thomas H. MacLeay           President & Chief Operating    August 13, 1999
-----------------------------   Officer, and Director
Thomas H. MacLeay



/s/ William A. Smith            Executive Vice President &     August 13, 1999
-----------------------------   Chief Financial Officer
William A. Smith



/s/ Robert E. Boardman*         Director                       August 13, 1999
----------------------------
Robert E. Boardman



/s/ Earle H.  Harbison, Jr.*    Director                       August 13, 1999
-----------------------------
Earle H. Harbison, Jr.



/s/ A. Gary Shilling*           Director                       August 13, 1999
-----------------------------
A. Gary Shilling

*By  /s/ Patrick E. Welch                                  August 13, 1999
    ----------------------
    Patrick E. Welch
    Pursuant to Power of Attorney